1

                 THE VALUEMARK[{R}] IV VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                      ALLIANZ LIFE[{R}] VARIABLE ACCOUNT B
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 12) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).

The Contract is a "flexible purchase payment" contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the Contract Value and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Choices listed on the following page, and not to any fixed Investment Choices). The Contract is "deferred" because you do not begin receiving regular Annuity Payments immediately.

Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge. A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The table of contents of the SAI appears before the Privacy and Security Statement in this prospectus. The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.


Allianz Life hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to
Section 15(d) of that Act.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER FEDERAL GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.


Dated: April 27, 2009, as revised October 26, 2009



          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

This prospectus contains information on the most recently offered Contracts. Information regarding the product features and expenses of older Contracts can be found in the SAI.

We currently offer the Investment Options listed below. You can invest in up to 15 Investment Options at any one time. Currently, the only fixed Investment Choice we offer under our general account is the DCA Fixed Option. One or more of the Investment Choices may not be available in your state. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
AIM
AZL[{R}] AIM International Equity Fund


BLACKROCK
AZL[{R} ]BlackRock Capital Appreciation Fund
AZL[{R}] International Index Fund
AZL[{R}] Money Market Fund
AZL[{R}] S&P 500 Index Fund
AZL[{R}] Small Cap Stock Index Fund
BlackRock Global Allocation V.I. Fund

COLUMBIA
AZL[{R}] Columbia Mid Cap Value Fund
AZL[{R}] Columbia Small Cap Value Fund


DAVIS
AZL[{R}] Davis NY Venture Fund
Davis VA Financial Portfolio
Davis VA Value Portfolio[(1)]


DREYFUS
AZL[{R}] Dreyfus Equity Growth Fund

EATON VANCE
AZL[{R}] Eaton Vance Large Cap Value Fund

FRANKLIN TEMPLETON
AZL[{R} ]Franklin Small Cap Value Fund
Franklin Global Real Estate Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Rising Dividends Securities Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin Small Cap Value Securities Fund[(2)]
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Global Bond Securities Fund
Templeton Growth Securities Fund

FUND OF FUNDS
AZL Fusion[SM] Balanced Fund
AZL Fusion[SM] Growth Fund
AZL Fusion[SM] Moderate Fund
AZL[{R}] Balanced Index Strategy Fund
AZL[{R}] Moderate Index Strategy Fund

J.P. MORGAN
AZL[{R}] JPMorgan U.S. Equity Fund

MFS
AZL[{R}] MFS Investors Trust Fund


OPPENHEIMER CAPITAL
AZL[{R}] OCC Opportunity Fund
OpCap Mid Cap Portfolio[(3)]


OPPENHEIMER FUNDS
Oppenheimer Global Securities Fund/VA[(1)]
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund[{R}]/VA[(1)]

PIMCO
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn[{R}] Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio


PRUDENTIAL
SP International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio


SCHRODER
AZL[{R}] Schroder Emerging Markets Equity Fund


SELIGMAN
Seligman Smaller-Cap Value Portfolio[(1)]

TURNER
AZL[{R}] Turner Quantitative Small Cap Growth Fund


VAN KAMPEN
AZL[{R}] Van Kampen Equity and Income Fund
AZL[{R}] Van Kampen Global Real Estate Fund
AZL[{R}] Van Kampen Growth and Income Fund
AZL[{R}] Van Kampen International Equity Fund
AZL[{R}] Van Kampen Mid Cap Growth Fund


(1)The Investment Option is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in the Investment Option on April 30, 2004.
(2)The Franklin Small Cap Value Securities Fund is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in this Investment Option on April 29, 2005.
(3)A fund of the Premier VIT series.



          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

                                       3

TABLE OF CONTENTS
Fee Tables........................................................................................................4
    Contract Owner Transaction Expenses...........................................................................4
    Contract Owner Periodic Expenses..............................................................................5
    Annual Operating Expenses of the Investment Options...........................................................5
    Examples......................................................................................................6
1.  The Variable Annuity Contract.................................................................................7
    Ownership.....................................................................................................8
2.  The Annuity Phase.............................................................................................9
    Income Date...................................................................................................9
    Partial Annuitization........................................................................................10
    Annuity Options..............................................................................................10
    Traditional Annuity Payments.................................................................................12
    Traditional Guaranteed Minimum Income Benefit
        (GMIB)...................................................................................................13
    Taxation of GMIB Payments....................................................................................14
    Amount Used to Calculate GMIB Payments.......................................................................15
    Traditional GMIB Value.......................................................................................15
3.  Purchase.....................................................................................................15
    Purchase Payments............................................................................................15
    Automatic Investment Plan (AIP)..............................................................................15
    Allocation of Purchase Payments..............................................................................16
    Tax-Free Section 1035 Exchanges..............................................................................16
    Accumulation Units/Computing the Contract Value..............................................................16
4.  Investment Options...........................................................................................17
    Substitution and Limitation on Further Investments...........................................................24
    Transfers....................................................................................................24
    Excessive Trading and Market Timing..........................................................................26
    Dollar Cost Averaging (DCA) Program..........................................................................27
    Flexible Rebalancing.........................................................................................28
    Financial Advisers - Asset Allocation Programs...............................................................28
    Voting Privileges............................................................................................28
5.  Our General Account..........................................................................................29
6.  Expenses.....................................................................................................29
    Separate Account Annual Expenses.............................................................................29
    Contract Maintenance Charge..................................................................................30
    Withdrawal Charge............................................................................................31
    Transfer Fee.................................................................................................32
    Premium Taxes................................................................................................33
    Income Taxes.................................................................................................33
    Investment Option Expenses...................................................................................33
7.  Taxes........................................................................................................33
    Annuity Contracts in General.................................................................................33
    Qualified Contracts..........................................................................................33
    Multiple Contracts...........................................................................................34
    Partial 1035 Exchanges.......................................................................................35
    Distributions - Non-Qualified Contracts......................................................................35
    Distributions - Qualified Contracts..........................................................................36
    Assignments, Pledges and Gratuitous Transfers................................................................37
    Death Benefits...............................................................................................37
    Withholding..................................................................................................37
    Federal Estate Taxes.........................................................................................37
    Generation-Skipping Transfer Tax.............................................................................37
    Foreign Tax Credits..........................................................................................37
    Annuity Purchases by Nonresident Aliens and Foreign Corporations.............................................37
    Possible Tax Law Changes.....................................................................................38
    Diversification..............................................................................................38
    Required Distributions.......................................................................................38
8.  Access to Your Money.........................................................................................38
    Partial Withdrawal Privilege.................................................................................39
    Waiver of Withdrawal Charge Benefits.........................................................................39
    Systematic Withdrawal Program................................................................................40
    The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments............................40
    Suspension of Payments or Transfers..........................................................................41
9.  Illustrations................................................................................................41
10. Death Benefit................................................................................................41
    Traditional Guaranteed Minimum Death Benefit (Traditional GMDB)..............................................42
    Enhanced Guaranteed Minimum Death Benefit
        (Enhanced GMDB)..........................................................................................42
    Earnings Protection Guaranteed Minimum Death Benefit (Earnings Protection GMDB)..............................43
    Termination of the Death Benefit.............................................................................44
    Death of the Owner Under Inherited IRA Contracts.............................................................44
    Death of the Owner and/or Annuitant Under
        All Other Contracts......................................................................................45
    Death Benefit Payment Options................................................................................48
11. Other Information............................................................................................48
    Allianz Life.................................................................................................48
    The Separate Account.........................................................................................48
    Distribution.................................................................................................49
    Additional Credits for Certain Groups........................................................................50
    Administration/Allianz Service Center........................................................................50
    Legal Proceedings............................................................................................51
    Financial Statements.........................................................................................51
12. Glossary.....................................................................................................51
13. Table of Contents of the Statement of Additional Information (SAI)...........................................53
14. Privacy and Security Statement...............................................................................54
Appendix A - Annual Operating Expenses for Each Investment Option................................................56
Appendix B - Condensed Financial Information.....................................................................61
Appendix C - GMIB Value Calculation Examples.....................................................................70
Appendix D - Death Benefit Calculation Examples..................................................................70
For Service or More Information..................................................................................72


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

The following is a list of common abbreviations used in this prospectus:

AIA     =   ANNUAL INCREASE AMOUNT            GMIB =   GUARANTEED MINIMUM INCOME BENEFIT
CV PLUS =   CONTRACT VALUE PLUS               MAV  =   MAXIMUM ANNIVERSARY VALUE
GMDB    =   GUARANTEED MINIMUM DEATH BENEFIT

FEE TABLES
The following tables describe the fees and expenses that you will pay when owning and taking a withdrawal from the Contract. For more information, see section 6, Expenses.

The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contract during the Accumulation Phase or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES
WITHDRAWAL CHARGE DURING THE ACCUMULATION PHASE[(1),(2)]
(as a percentage of each Purchase Payment withdrawn)

 NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE PAYMENT CHARGE
                                0                                   6%
                                1                                   6%
                                2                                   6%
                                3                                   5%
                                4                                   4%
                                5                                   3%
                                6                                   2%
                         7 years or more                            0%

TRANSFER FEE[(3)]The lesser of $25 or 2% of the amount transferred

PREMIUM TAXES[(4)]...........0% to 3.5%
(as a percentage of each Purchase Payment)

(1)In Washington we waive the withdrawal charge beginning with the later of the first Contract Anniversary after you attain age 70, or the tenth Contract Anniversary. For more information, please see Section 6, Expenses - Withdrawal Charge.
(2)The partial withdrawal privilege for each Contract Year after the first is equal to 15% of your Contract Value as of the immediately preceding Contract Anniversary, less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. There is no partial withdrawal privilege during the first Contract Year or during the Annuity Phase. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the partial withdrawal privilege and other information that appears in section 8, Access to Your Money.
(3)The first twelve transfers in a Contract Year are free. Dollar cost averaging and flexible rebalancing transfers do not count against any free transfers we allow. Currently we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Annuity Phase. For more information, please see section 6, Expenses - Transfer Fee.
(4)It is our current practice not to make deductions from the Contract to reimburse ourselves for premium taxes that we pay, although we reserve the right to make such a deduction in the future. For more information, please see section 6, Expenses - Premium Taxes.


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

CONTRACT OWNER PERIODIC EXPENSES
The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses. The Separate Account annual expenses include the mortality and expense risk (M&E) charges and the administrative charge.

DURING THE ACCUMULATION PHASE:
CONTRACT MAINTENANCE CHARGE[(5)]....$30
(per Contract per year)

SEPARATE ACCOUNT ANNUAL EXPENSES[(6)]
The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.

                             CONTRACT WITHOUT A GMIB     CONTRACT WITH THE TRADITIONAL GMIB
                         M&E CHARGES ADMIN. CHARGE TOTAL M&E CHARGES  ADMIN. CHARGE  TOTAL
Traditional GMDB            1.60%        0.15%     1.75%    1.75%         0.15%      1.90%
Enhanced GMDB               1.90%        0.15%     2.05%    2.00%         0.15%      2.15%
Earnings Protection GMDB    1.90%        0.15%     2.05%    2.05%         0.15%      2.20%

DURING THE ANNUITY PHASE:
CONTRACT MAINTENANCE CHARGE[(7)]....$30
(per Contract per year)

SEPARATE ACCOUNT ANNUAL EXPENSES - IF YOU REQUEST VARIABLE TRADITIONAL ANNUITY PAYMENTS
The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.

 M&E CHARGE[(8)]       1.60%
 ADMINISTRATIVE CHARGE 0.15%
 TOTAL                 1.75%

(5)We waive the contract maintenance charge if your Contract Value is at least $50,000 at the time we are to deduct the charge. If the total Contract Value of all your Contracts that are registered with the same social security number is at least $50,000, we waive the charge on all your Contracts. For more information, please see section 6, Expenses - Contract Maintenance Charge.
(6)Some or all of the guaranteed benefits may not be available in all states, check with your registered representative.
(7)We waive the contract maintenance charge during the Annuity Phase if your Contract Value on the Income Date is at least $50,000. For more information, please see section 6, Expenses - Contract Maintenance Charge.
(8)Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request variable Traditional Annuity Payments under a Partial Annuitization. For more information, please see section 2, The Annuity Phase - Partial Annuitization.

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2008, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option's average daily net assets.


                                                                                                                     MINIMUM MAXIMUM
Total annual Investment Option operating expenses* (including management fees, distribution or 12b-1 fees, and other  0.47%   1.95%
expenses) before fee waivers and expense reimbursements


* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum current fee is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table and is disclosed in Appendix A. Appendix A also contains more details regarding the annual operating expenses for each of the Investment Options, including the amount and effect of any waivers and/or reimbursements.


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

EXAMPLES
The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The entire $30 contract maintenance charge is deducted in the examples at the end of each year during the Accumulation Phase. Please note that this charge does not apply during the Accumulation Phase if your Contract Value at the end of year is at least $50,000, or during the Annuity Phase if your Contract Value on the Income Date is at least $50,000.

Transfer fees may apply, but are not reflected in the tables. For additional information see section 6, Expenses.

If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
  a) The Earnings Protection GMDB and the Traditional GMIB
(which carries the highest Separate Account annual expense of 2.20%).
  b) The Traditional GMDB and no GMIB (which carries the lowest Separate Account annual expense of 1.75%).


TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE ANY FEE WAIVERS OR EXPENSE                  1 YEAR 3 YEARS 5 YEARS 10 YEARS
REIMBURSEMENTS OF:
                                                                                                 a)  $1,047 $1,861  $2,610   $4,631
                                                                                                 b)  $1,002 $1,732  $2,401   $4,250
                                                                                                 a)   $900  $1,429  $1,905   $3,303
                                                                                                 b)   $855  $1,294  $1,680   $2,854


If you do not take a full withdrawal or if you take a Full Annuitization* of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.


TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE ANY FEE WAIVERS OR EXPENSE                  1 YEAR 3 YEARS 5 YEARS 10 YEARS
REIMBURSEMENTS OF:
                                                                                                 a)   $447  $1,351  $2,270   $4,631
                                                                                                 b)   $402  $1,222  $2,061   $4,250
                                                                                                 a)   $300   $919   $1,565   $3,303
                                                                                                 b)   $255   $784   $1,340   $2,854


* Traditional Annuity Payments are generally not available until the second Contract Anniversary in most states and GMIB Payments are not available until the seventh Contract Anniversary.

See Appendix B for condensed financial information on the Accumulation Unit values (AUVs) for the highest and lowest Separate Account annual expenses. See Appendixes A and B to the Statement of Additional Information for condensed financial information regarding the AUVs for other expense levels and for older Contracts that we no longer offer.


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

1. THE VARIABLE ANNUITY CONTRACT
The Contract is no longer offered for sale. However, as an existing Owner, you can make additional Purchase Payments to your Contract during the Accumulation Phase subject to certain restrictions.

An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life), where you make payments to us and, in turn, we promise to make regular periodic payments (Annuity Payments) to the Payee.

The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. FOR QUALIFIED CONTRACTS, THE TAX DEFERRAL IS PROVIDED THROUGH COMPLIANCE WITH SPECIALIZED TAX-QUALIFICATION RULES, AND YOU DO NOT RECEIVE ANY ADDITIONAL TAX BENEFIT BY PURCHASING THE CONTRACT. HOWEVER, THE CONTRACT MAY OFFER OTHER FEATURES THAT MEET YOUR NEEDS.

The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments.

The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.
o The Business Day before the Income Date if you take a Full
  Annuitization.
o The Business Day we process your request for a full withdrawal.


o Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), it will terminate on the Business Day we receive in Good Order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the spouse of the deceased continues the Contract.


The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Under all Contracts, Traditional Annuity Payments are available during the Annuity Phase. Traditional Annuity Payments must begin on a designated date (the Income Date) that is at least two years after your Issue Date. For Contracts with a GMIB, you can request fixed Annuity Payments (GMIB Payments) beginning on the seventh Contract Anniversary. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization.* The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible that some portion of the Contract will be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have terminated, as indicated in section 2, The Annuity Phase.

* GMIB Partial Annuitizations are based on the GMIB value and are not available until the seventh Contract Anniversary. They are also not available if the GMIB value is less than the Contract Value.

Your Investment Choices include the Investment Options and any available general account Investment Choice. You cannot invest in more than 15 Investment Options at any one time. Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options. The Investment Options are designed to offer the opportunity for a better return than any available general account Investment Choice; however, this is not guaranteed. The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Traditional Annuity Payments we make during the Annuity Phase depend in large part upon the investment performance of any Investment Options you select.

We will not make any changes to your Contract without your permission except as may be required by law.

THE CONTRACT WILL TERMINATE WHEN:
o the Accumulation Phase has terminated,
o the Annuity Phase has terminated, and/or
o all applicable death benefit payments have been made.


For example, if you purchase a Contract and later take a full withdrawal of the entire Contract Value, both the Accumulation Phase and the Contract will terminate although the Annuity Phase never began and we did not make any death benefit payments.



          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

STATE SPECIFIC CONTRACT RESTRICTIONS
If you purchase a Contract, it will be subject to the law of the state in which it is issued. Some of the terms of your Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include the following.
o The withdrawal charge schedule.
o Availability of Investment Options, Annuity Options, endorsements, and/or riders.
o Free look rights.
o Selection of certain Income Dates.
o Restrictions on your ability to make additional Purchase Payments.
o Selection of certain assumed investment rates for variable Annuity
  Payments.
o Our ability to restrict transfer rights.


All material state variations in the Contract are disclosed in this prospectus. If you would like more information regarding state-specific Contract provisions, you should contact your registered representative or contact our Service Center at the toll free number listed at the back of this prospectus.


OWNERSHIP
OWNER
You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be Internal Revenue Service (IRS) or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any ownership change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER
A Non-Qualified Contract can be owned by up to two Owners. Upon the death of either Joint Owner, the surviving Joint Owner will become the sole primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we require the signature of both Owners on any forms that are submitted to our Service Center, unless we allow otherwise.

NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant and you can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual, but you can add a joint Annuitant (subject to our approval) for the Annuity Phase if you take a Full Annuitization. For Qualified Contracts, the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement.

DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE IMPORTANT IMPACTS ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.


PAYEE
The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.



          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

BENEFICIARY
The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.

NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. For Contracts that are jointly owned by spouses, if both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. However, for tax reasons, if the Joint Owners were not spouses and both Joint Owners die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.


ASSIGNMENT, CHANGES OF OWNERSHIP AND OTHER TRANSFERS OF A CONTRACT
An authorized request specifying the terms of an assignment (including any assignment, change of ownership or other transfer) of a Contract must be provided to our Service Center and approved by us. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a non-discriminatory basis. We will withhold our consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation. We will not be liable for any payment made or action taken before we consent and record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.


2. THE ANNUITY PHASE
You can apply your Contract Value to regular periodic payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments. The Payee will receive the Annuity Payments.* You will receive tax reporting on those payments, however, whether or not you are the Payee. We may require proof of the Annuitant(s)' age before making any life contingent Annuity Payment. If the age or gender of the Annuitant(s) have been misstated, the amount payable will be the amount that would have been provided at the true age or gender.

* GMIB Partial Annuitizations are based on the GMIB value and are not available until the seventh Contract Anniversary. They are also not available if the GMIB value is less than the Contract Value.

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOU HAVE NOT REDUCED YOUR CONTRACT VALUE TO ZERO. At our discretion, we may extend the maximum permitted Income Date subject to the requirements of applicable law. The maximum permitted Income Date may vary depending on the broker/dealer you purchase your Contract through and your state of residence. UPON FULL ANNUITIZATION YOU WILL NO LONGER HAVE A CONTRACT VALUE, ANY PERIODIC WITHDRAWAL OR PAYMENTS (OTHER THAN ANNUITY PAYMENTS) WILL STOP, AND THE DEATH BENEFIT WILL TERMINATE. If you have not selected an Annuity Option we will make payments under the default option described in the "Annuity Payments" discussion of this section.

INCOME DATE
The Income Date is the date Annuity Payments (GMIB Payments or Traditional Annuity Payments) will begin. Your Income Date is specified in your Contract as the maximum permitted date allowed for your Contract, which is the first day of the calendar month following the later of: the Annuitant's 85th birthday, or ten years* from the Issue Date. This limitation may not apply when the Contract is issued to a charitable remainder trust. You can make an authorized request for a different Income Date after the Issue Date, however, any such request is subject to our approval. Your Income Date must be the first day of a calendar month and must be at least two years after the Issue Date. The Income Date will never be later than what is permitted under applicable law. To receive the annuity income protection of the GMIB, your Income Date must be within 30 days following a Contract Anniversary beginning with the seventh Contract Anniversary (and certain other conditions must also be met). An earlier Income Date may be required to satisfy minimum required distribution rules under certain Qualified Contracts.

* Five years in Pennsylvania.


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

PARTIAL ANNUITIZATION
PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO EVERYONE. THERE CAN BE ONLY ONE OWNER, THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT.

You can take Partial Annuitizations as Traditional Annuity Payments after the second Contract Anniversary, and/or as GMIB Payments beginning on the seventh Contract Anniversary. Partial Annuitizations are not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

You can take one Partial Annuitization every 12 months. THE MAXIMUM NUMBER OF ANNUITIZATIONS WE ALLOW AT ANY ONE TIME IS FIVE. We do not allow you to allocate additional Contract Value (or GMIB value) to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.

A Partial Annuitization will decrease the Contract Value, the GMDB value, and any GMIB value. This will decrease the amounts available for withdrawals, additional Annuity Payments and payment of the death benefit. The type of Annuity Payments (traditional or GMIB) you request under a Partial Annuitization will reduce the GMIB and GMDB values differently. For more information, see section 2, The Annuity Phase - Traditional Guaranteed Minimum Income Benefit
(GMIB); and see the discussion of the GMDB that applies to your Contract in section 10, Death Benefit.

FOR TAX PURPOSES, ANNUITY PAYMENTS WE MAKE UNDER A PARTIAL ANNUITIZATION WILL BE TREATED AS PARTIAL WITHDRAWALS AND NOT AS ANNUITY PAYMENTS. However, once the entire Contract Value has been reduced to zero, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.

If the Annuity Payments we make are treated as withdrawals (and not annuity payments) for tax purposes, under Non-Qualified Contracts, any gains in the entire Contract will be considered to be distributed before Purchase Payments and will be subject to ordinary income tax. For Qualified Contracts, in most cases, the entire Annuity Payment we make under a Partial Annuitization will be subject to ordinary income taxes. If any Owner is younger than age 59 1/2, the taxable portion of the Annuity Payments we make under a Partial Annuitization may also be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING A PARTIAL ANNUITIZATION.

ANNUITY OPTIONS
You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer, and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you request Annuity Payments at an early age (for example, when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).

OPTION 1. LIFE ANNUITY. We will make Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

OPTION 2. LIFE ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009 the Annuitant's death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant's death and return of the Contract before we will make any lump sum payment on a Full Annuitization. There are no additional costs associated with a lump sum payment.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 5. REFUND LIFE ANNUITY. We will make Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Traditional Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
  (A)= Annuity Unit value of the subaccount for that given Investment Option when due proof of the Annuitant's death is received at our Service Center.
  (B)= The amount applied to variable Traditional Annuity Payments on the Income Date.
  (C)= Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.
  (D)= The number of Annuity Units used in determining each variable Traditional Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.
  (E)= Dollar value of first variable Traditional Annuity Payment.
  (F)= Number of variable Traditional Annuity Payments made since the Income
       Date.

We will base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant's death is received at our Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

EXAMPLE
o The Contract has one Owner who is a 65-year-old male. He elects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").
o The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").
o The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item "E").
o Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 =
  51.25 (item "D").


o The Owner who is also the Annuitant dies after receiving 62 Annuity
  Payments (item "F") and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item "A").

WE CALCULATE THE REFUND AS FOLLOWS:
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 /
615)] - [51.25 x 62]} = 10 x {[100,000 x 0.083333] - 3,177.50} = 10 x {8,333.33
- 3,177.50} = 10 x 5,155.83 = $51,558.30


TRADITIONAL ANNUITY PAYMENTS
Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can request Traditional Annuity Payments under Annuity Options 1-5 as:
o a variable payout,
o a fixed payout,
o or a combination of both.

If you do not choose an Annuity Option before the Income Date, we will make variable Traditional Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided under Annuity Option 3. If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not tell us otherwise, we will base variable Traditional Annuity Payments on the investment allocations that were in place on the Income Date. Currently, it is our business practice that the initial Traditional Annuity Payment exceed $50. We will contact you to discuss alternate payment arrangements if the initial Traditional Annuity Payment would be $50 or less. Guaranteed fixed Traditional Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Traditional Annuity Payments provided by your Contract are guaranteed and in no event will we use lower fixed payout rates to calculate your fixed Traditional Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Traditional Annuity Payments than the guaranteed rates provided by your Contract.

If you choose to have any portion of the Traditional Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payments will depend upon the following factors.
o The Contract Value on the Income Date.
o The age of the Annuitant and any joint Annuitant on the Income Date.
o The gender of the Annuitant and any joint Annuitant, where permitted.
o The Annuity Option you select.
o The 5% assumed investment rate (AIR) you select.
o The mortality table specified in the Contract.
o The future performance of the Investment Option(s) you select.

The AIR is 5%. We may agree with you to use a different value, however, the AIR will never exceed 7%. The 7% AIR is not available in all states. Using a higher AIR results in a higher initial variable Traditional Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Traditional Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Traditional Annuity Payments will decrease.



          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

EACH PORTION OF THE CONTRACT THAT YOU APPLY TO TRADITIONAL ANNUITY PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Under Annuity Options 1 and 3, the death of the last surviving
  Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Traditional Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o Contract termination.

TRADITIONAL GUARANTEED MINIMUM INCOME BENEFIT (GMIB)
The GMIB offers a minimum guaranteed income stream for Owners who can wait at least seven years before taking income.

The optional Traditional GMIB was available at Contract issue for an additional M&E charge. We calculate the additional M&E charge as discussed in section 6, Expenses - Separate Account Annual Expenses. The additional M&E charge will reduce the performance of your selected Investment Options and in the long term may provide less Contract Value to you than would otherwise be available from the same Contract without the Traditional GMIB. The Traditional GMIB does not create Contract Value or guarantee the performance of any Investment Option. Once you select the Traditional GMIB, you cannot cancel it.

If you purchased this Contract under a qualified plan that is subject to required minimum distributions (RMDs) and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements.

You must hold your Contract for seven complete Contract Years before you can exercise the Traditional GMIB. IF YOUR CONTRACT INCLUDES THE TRADITIONAL GMIB AND YOU DO NOT EXERCISE IT, YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY ADVANTAGE FROM THE TRADITIONAL GMIB.

The Traditional GMIB provides guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in Contract. You can always annuitize your Contract Value two years or more after the Issue Date under a fixed and/or variable traditional Annuity Option. However, if you do, you cannot use the Traditional GMIB value.

The annuity income protection provided by the Traditional GMIB will apply only under the following circumstances.
o Your Income Date must be within 30 days following a Contract
  Anniversary, beginning with the seventh Contract Anniversary.
o GMIB Payments can only be made as fixed payouts, regardless of the Annuity Option you select.

Under the GMIB, you can take either a Full Annuitization, or you can take Partial Annuitization(s) if the GMIB value is greater than the Contract Value.

IF YOU EXERCISE THE TRADITIONAL GMIB UNDER A FULL ANNUITIZATION:
o The Accumulation Phase will end and the Annuity Phase will begin.
o The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that has been applied to variable Traditional Annuity Payments will continue to be subject to a 1.75% Separate Account annual expense.
o The GMDB endorsement will terminate.



          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

IF YOU EXERCISE THE TRADITIONAL GMIB UNDER A PARTIAL ANNUITIZATION*:
o The Annuity Phase will begin and the Accumulation Phase will continue.
o The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments will continue to be subject to the appropriate Separate Account annual expense.
o If any portion of the Contract is still in the Accumulation Phase, you may be able to make additional Purchase Payments to the Contract, but you cannot make additional Purchase Payments to any portion of the Contract that is in the Annuity Phase.
o The Partial Annuitization will reduce the Contract Value and GMDB value proportionately by the percentage of GMIB value you apply to the GMIB.
o GMIB Payments will not affect the Contract Value available under the portion of the Contract that is in the Accumulation Phase.

* Not available if the GMIB value is less than the Contract Value.

If you take a Partial Annuitization you cannot do any of the following.
o Transfer any amounts you allocated to GMIB Payments back to the portion of the Contract that is in the Accumulation Phase.
o Transfer amounts from one Annuity Payment stream to another.
o Allocate additional GMIB value (or Contract Value) to an existing stream of Annuity Payments.

In order to begin receiving GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the seven-year waiting period and within 30 days following a Contract Anniversary. GMIB Payments will begin after your request has been received at our Service Center and is determined to be in good order. We will make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

EACH PORTION OF THE CONTRACT THAT YOU APPLY TO GMIB PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Under Annuity Options 1 and 3, the death of the last surviving
  Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.*
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o Contract termination.

* If we make a lump sum payment of the remaining guaranteed GMIB Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.

TAXATION OF GMIB PAYMENTS
If you take a GMIB Partial Annuitization, GMIB Payments will be treated as withdrawals and not annuity payments for tax purposes. This means that for tax purposes, any Contract earnings in the entire Contract will be considered to be distributed before Purchase Payments and may be subject to a 10% federal penalty tax. For Non-Qualified Contracts, gains are generally subject to income tax and Purchase Payments are not. For Qualified Contracts, the entire GMIB Payment under a Partial Annuitization will most likely be subject to income taxes. For more information on Partial Annuitizations, please see the discussion that appears earlier in this section.

If you take a Full Annuitization under the GMIB, GMIB Payments should be treated as annuity payments for tax purposes. If you take a GMIB Partial Annuitization, it should be treated as annuity payments (and not withdrawals) for tax purposes ONLY after the Income Date on which you have applied the entire remaining Contract Value to Annuity Payments under the GMIB and/or Traditional Annuity Payments, that is, the Income Date after the Contract has been fully annuitized. For Non-Qualified Contracts that have been fully annuitized, a portion of each payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment will be considered to be a return of your investment and will not be subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment will be subject to tax as ordinary income. For Qualified Contracts, the entire GMIB Payment will most likely be subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments will generally not be subject to the 10% federal penalty tax.



          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

AMOUNT USED TO CALCULATE GMIB PAYMENTS
The GMIB guarantees that the GMIB Payments will be equal to the guaranteed fixed payout rates applied to the GMIB value. There may be situations where the GMIB value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with the GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We will base your Annuity Payments on whichever amount (GMIB value or Contract Value) produces the greater payment. However, if we use the Contract Value and the current fixed payout rates to calculate Traditional Annuity Payments, you will have incurred higher Contract expenses without receiving any explicit benefit from the GMIB.

TRADITIONAL GMIB VALUE
The Traditional GMIB value before the date of your death is equal to:
o total Purchase Payments received,
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and
o if you took a GMIB Partial Annuitization, reduced by the dollar amount applied to the GMIB Payments.

ANY TRADITIONAL PARTIAL ANNUITIZATIONS OR WITHDRAWALS YOU TAKE MAY REDUCE THE TRADITIONAL GMIB VALUE BY MORE THAN THE AMOUNT ANNUITIZED OR WITHDRAWN. If the Contract Value at the time of annuitization or withdrawal is less than the GMIB value, we will deduct more than the amount annuitized or withdrawn from the GMIB value.

Please see Appendix C for examples of the calculations of the Traditional GMIB value.

3. PURCHASE
PURCHASE PAYMENTS
A Purchase Payment is the money you put into the Contract. The Purchase Payment requirements for this Contract are as follows.
o You can make additional Purchase Payments of at least $250 (or as low as $100 if you have selected the automatic investment plan) during the Accumulation Phase.
o YOU CANNOT MAKE ANY ADDITIONAL PURCHASE PAYMENTS TO THE CONTRACT AFTER
  THE INCOME DATE THAT YOU TAKE A FULL ANNUITIZATION (INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE). IN CERTAIN STATES, ADDITIONAL PURCHASE PAYMENTS CAN ONLY BE MADE DURING THE FIRST CONTRACT YEAR OR MAY BE OTHERWISE RESTRICTED.
o The maximum total amount we will accept without our prior approval is $1 million (including amounts already invested in other Allianz Life variable annuities).
o If we make this Contract available as an Inherited IRA, the death benefit proceeds of the previous tax-qualified investment must be directly transferred into this Contract (see section 8, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments). A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract. The death benefit proceeds cannot be received by the beneficiary and then applied to an Inherited IRA Contract. For more information on Inherited IRA Contracts, see section 7, Taxes - Qualified Contracts - Inherited IRA.

PURCHASE PAYMENTS TO QUALIFIED CONTRACTS MUST NOT BE GREATER THAN ALLOWED UNDER FEDERAL LAW AND MUST BE FROM EARNED INCOME OR A QUALIFIED TRANSFER. PURCHASE PAYMENTS TO QUALIFIED CONTRACTS OTHER THAN FROM A QUALIFIED TRANSFER MAY BE RESTRICTED AFTER THE OWNER REACHES AGE 70 1/2.

We reserve the right to decline any Purchase Payment.

AUTOMATIC INVESTMENT PLAN (AIP)
The automatic investment plan (AIP) is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of money from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009 investment that you can make by AIP is $100. You may stop or change the AIP at any time. We must be notified by the first of the month in order to stop or change the AIP for that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Section 401of the Internal Revenue Code.

THE AIP WILL NO LONGER BE AVAILABLE TO YOU AFTER THE INCOME DATE ON WHICH YOU TAKE A FULL ANNUITIZATION.

ALLOCATION OF PURCHASE PAYMENTS
We do not currently accept allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future. We will allocate your initial Purchase Payment to the Investment Choices you selected according to your instructions. We ask that you allocate your money in whole percentages. Transfers of Contract Value between Investment Choices will not change the allocation instructions for any future additional Purchase Payments. You may provide us with new allocation instructions at any time without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. The new allocation instructions will be effective for Purchase Payments received on or after the Business Day we receive your notice or instructions in Good Order at our Service Center. If you change your allocation instructions and you are participating in the automatic investment plan or the flexible rebalancing program, your allocation instructions must include directions for the plan/program.

We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future; however, we will always allow you to invest in at least ten Investment Options.

If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment and/or application to your registered representative, we will not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be "received" when it is received at our Service Center regardless of how or when you made the payment.

If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide information about you or your Contract to government regulators. In addition, we may be required to block an Owner's Contract and thereby refuse any request for transfers, and refuse to pay any withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator.

TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can make a "tax-free" exchange under
Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
o you might have to pay a withdrawal charge on your previous contract,
o there will be a new withdrawal charge period for this Contract,
o other charges under this Contract may be higher (or lower),
o the benefits may be different, and
o you will no longer have access to any benefits from your previous contract.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE
Your Contract Value in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value will also be affected by the charges of the Contract and any interest you earn on any general account Investment Choices. In order to keep track of your Contract Value in the Separate Account, we use a measurement called an Accumulation Unit. If you request variable Traditional Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day and any Purchase Payment received at or after the end of the current Business Day will receive the next Business Day's price. The Purchase Payments you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount at the end of the immediately preceding Business Day,
o adding any applicable dividends or capital gains, and
o multiplying this result by one minus the amount of the Separate Account annual expenses for the current Business Day, and any additional calendar days since the immediately preceding Business Day.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Contract Value in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units at the end of the previous Business Day.)

EXAMPLE
o On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
o When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.


We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with
226.415094 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day's price.


4. INVESTMENT OPTIONS
The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

YOU SHOULD READ THE INVESTMENT OPTIONS' PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE INVESTMENT OPTIONS, CONTACT YOUR REGISTERED REPRESENTATIVE OR CALL US AT THE TOLL FREE TELEPHONE NUMBER LISTED AT THE BACK OF THIS PROSPECTUS. We will send copies of the Investment Options' prospectuses to you when we issue the Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 fees. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.



          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.


Each of the Investment Options offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust), including the AZL FusionPortfolios[SM], is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds.


The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz VIP Fund of Funds Trust and the Allianz VIP Fund of Funds Trust does not pay service fees or 12b-1 fees. The underlying funds of the Allianz VIP Fund of Funds Trust or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.


The following advisers and subadvisers are affiliated with us: Allianz Investment Management LLC, Oppenheimer Capital LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option.

                               INVESTMENT OPTIONS

    INVESTMENT        NAME OF         ASSET          OBJECTIVE(S)                           PRIMARY INVESTMENTS
MANAGEMENT COMPANY   INVESTMENT     CATEGORY                                             (Normal market conditions)
       AND             OPTION
ADVISER/SUBADVISER
AIM
Managed by Allianz AZL AIM        International Long-term growth of     At least 80% of its assets in a diversified portfolio of
Investment         International                capital                 international equity securities whose issuers are considered
Management         Equity Fund                                          by the fund's subadviser to have strong earnings momentum.
LLC/Invesco Aim
Capital
Management, Inc.
BLACKROCK
Managed by Allianz AZL BlackRock  Large Growth  Long-term growth of     Invests at least 80% of total assets in common and preferred
Investment         Capital                      capital                 stock and securities convertible into common and preferred
Management         Appreciation                                         stock of mid-size and large-size companies.
LLC/BlackRock      Fund
Capital
Management, Inc.
Managed by Allianz AZL            International Match the performance   Invests at least 80% of its assets in a statistically
Investment         International                of the MSCI             selected sampling of equity securities of companies included
Management         Index Fund                   EAFE[{R}]  in the Morgan Stanley Capital International Europe,
LLC/BlackRock                                   Index as closely as     Australia and Far East Index (MSCI EAFE) and in derivative
Investment                                      possible                instruments linked to the MSCI EAFE index.
Management, LLC
Managed by Allianz AZL Money          Cash      Current income          Invests in a broad range of short-term, high quality U.S.
Investment         Market Fund     Equivalent   consistent with         dollar-denominated money market instruments, including
Management                                      stability of principal  government, U.S. and foreign bank, commercial and other
LLC/BlackRock                                                           obligations. During extended periods of low interest rates,
Institutional                                                           and due in part to contract fees and expenses, the yield of
Management                                                              the AZL Money Market Fund may also become extremely low and
Corporation                                                             possibly negative.




          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

    INVESTMENT       NAME OF     ASSET       OBJECTIVE(S)                               PRIMARY INVESTMENTS
MANAGEMENT COMPANY INVESTMENT  CATEGORY                                             (Normal market conditions)
       AND           OPTION
ADVISER/SUBADVISER
Managed by Allianz AZL S&P 500   Large   Match total return of Normally invests in all 500 stocks in the S&P 500[{R}]
Investment         Index Fund    Blend   the S&P               in proportion to their weighting in the index.
Management                               500[{R}]
LLC/BlackRock
Investment
Management, LLC
                   AZL Small   Small Cap Match performance of  Invests in a representative sample of stocks included in the S&P
                   Cap Stock             the S&P SmallCap 600  SmallCap 600 Index[{R}], and in futures whose
                   Index Fund            Index{R} performance is related to the index, rather than attempt to replicate the index.
Managed by         BlackRock   Specialty High total investment Invests in both equity and debt securities of issuers located around
BlackRock          Global                return                the world to achieve a combination of capital growth and income.
Advisors,          Allocation
LLC/BlackRock      V.I. Fund
Investment
Management, LLC
and BlackRock
International
Limited
COLUMBIA
Managed by Allianz AZL          Mid Cap  Long-term growth of   Invests at least 80% of net assets in equity securities of companies
Investment         Columbia              capital               that have market capitalizations in the range of the companies in the
Management         Mid Cap                                     Russell Midcap[{R}] Value Index at the time of purchase
LLC/Columbia       Value Fund                                  that the fund's subadviser believes are undervalued and have the
Management                                                     potential for long-term growth.
Advisors, LLC
                   AZL         Small Cap Long-term capital     Invests at least 80% of net assets in equity securities of companies
                   Columbia              appreciation          with market capitalizations in the range of the companies in the
                   Small Cap                                   Russell 2000 Value Index[{R}] at the time of purchase
                   Value Fund                                  that the subadviser believes are undervalued.
DAVIS
Managed by Allianz AZL Davis     Large   Long-term growth of   Invests the majority of assets in equity securities issued by large
Investment         NY Venture    Value   capital               companies with market capitalizations of at least $10 billion.
Management         Fund
LLC/Davis Selected
Advisers, L.P.
Managed by Davis   Davis VA    Specialty Long-term growth of   At least 80% of net assets in securities issued by companies
Advisors           Financial             capital               principally engaged in the financial services sector.
                   Portfolio
                   Davis VA      Large   Long-term growth of   Invests primarily in equity securities issued by large companies with
                   Value         Value   capital               market capitalizations of at least $10 billion.
                   Portfolio
DREYFUS
Managed by Allianz AZL Dreyfus   Large   Long-term growth of   Primarily invests in common stocks of large, well-established and
Investment         Equity       Growth   capital and income    mature companies. Normally invests at least 80% of its net assets in
Management LLC/The Growth Fund                                 stocks that are included in a widely recognized index of stock market
Dreyfus                                                        performance. May invest in non-dividend paying companies if they
Corporation                                                    offer better prospects for capital appreciation. May invest up to 30%
                                                               of its total assets in foreign securities.
EATON VANCE
Managed by Allianz AZL Eaton     Large   Total Return          Invests at least 80% of net assets in equity securities, primarily in
Investment         Vance Large   Value                         dividend-paying stocks, of large-cap companies with market
Management         Cap Value                                   capitalizations equal to or greater than the median capitalization of
LLC/Eaton Vance    Fund                                        companies included in the Russell 1000 Value Index. May invest up to
Management                                                     25% of total assets in foreign securities, including emerging market securities.
FRANKLIN TEMPLETON
Managed by Allianz AZL         Small Cap Long-term total       Under normal market conditions, invests at least 80% of its net
Investment         Franklin              return                assets in investments of small capitalization companies similar to
Management         Small Cap                                   those that comprise the Russell 2500{trademark} Index at the time of
LLC/Franklin       Value Fund                                  investment.
Advisory Services,
LLC
Managed by         Franklin    Specialty High Total Return     At least 80% of net assets in investments of companies located
Franklin Templeton Global Real                                 anywhere in the world that operate in the real estate sector and
Institutional, LLC Estate                                      normally invests predominantly in equity securities.
                   Securities
                   Fund



          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

    INVESTMENT       NAME OF   ASSET CATEGORY  OBJECTIVE(S)                            PRIMARY INVESTMENTS
MANAGEMENT COMPANY INVESTMENT                                                      (Normal market conditions)
       AND           OPTION
ADVISER/SUBADVISER
Managed by         Franklin     Large Value   Capital        Invests predominantly in a broadly diversified portfolio of equity
Franklin Advisers, Growth and                 appreciation,  securities, including securities convertible into common stock.
Inc.               Income                     with current
                   Securities                 income as a
                   Fund                       secondary goal
                   Franklin      High-Yield   High current   Invests primarily to predominantly in debt securities offering high
                   High Income     Bonds      income with    yield ("junk bonds") and expected total return.
                   Securities                 capital
                   Fund                       appreciation
                                              as a secondary
                                              goal
                   Franklin      Specialty    Maximize       Normally invests in debt and equity securities, including corporate,
                   Income                     income while   foreign and U.S. Treasury bonds and stocks with dividend yields the
                   Securities                 maintaining    manager believes are attractive.
                   Fund                       prospects for
                                              capital
                                              appreciation
                   Franklin     Large Growth  Capital        At least 80% of net assets in investments of large capitalization
                   Large Cap                  appreciation   companies, and normally invests predominantly in equity securities.
                   Growth
                   Securities
                   Fund
Managed by         Franklin       Mid Cap     Long-term      At least 80% of net assets in investments of companies that have paid
Franklin Advisory  Rising                     capital        rising dividends, and normally invests predominantly in equity
Services, LLC      Dividends                  appreciation   securities.
                   Securities                 with
                   Fund                       preservation
                                              of capital as
                                              an important
                                              consideration
Managed by         Franklin       Mid Cap     Long-term      At least 80% of net assets in investments of small capitalization and
Franklin           Small-Mid                  capital growth mid capitalization companies and normally invests predominantely in
Advisers, Inc.     Cap Growth                                equity securities.
                   Securities
                   Fund
Managed by         Franklin      Small Cap    Long term      At least 80% of net assets in investments of small capitalization
Franklin Advisory  Small Cap                  total return   companies and normally invests predominantly in equity securities.
Services, LLC      Value
                   Securities
                   Fund
Administered by    Franklin        Model      Capital        Invests equal portions in Class 1 shares of the Franklin Income
Franklin Templeton Templeton     Portfolio    appreciation   Securities Fund, Mutual Shares Securities Fund, and Templeton Growth
Services, LLC      VIP            (Fund of    with income as Securities Fund.
                   Founding        Funds)     a secondary
                   Funds                      goal.
                   Allocation
                   Fund
Managed by         Franklin      Short-Term   Income         At least 80% of its net assets in U.S. government securities and
Franklin Advisers, U.S.            Bonds                     normally invests primarily in fixed and variable rate mortgage-backed
Inc.               Government                                securities.
                   Fund
                   Franklin    Intermediate-  As high an     Normally invests at least 80% of its net assets in zero coupon debt
                   Zero Coupon   Term Bonds   investment     securities. The fund will mature in December of 2010 and will then no
                   Fund 2010                  return as is   longer be available as an Investment Option under the Contract. For
                                              consistent     additional information regarding the maturity of the fund, please see
                                              with capital   the Franklin Zero Coupon Fund prospectus.
                                              preservation
Managed by         Mutual      International  Capital        Invests primarily in U.S. and foreign equity securities that the
Franklin Mutual    Global          Equity     appreciation   manager believes are undervalued. The fund also invests, to a lesser
Advisers,          Discovery                                 extent, in risk arbitrage securities and distressed companies.
LLC/Franklin       Securities
Templeton          Fund
Investment
Management Limited
Managed by         Mutual       Large Value   Capital        Invests primarily in U.S. and foreign equity securities that the
Franklin Mutual    Shares                     appreciation,  manager believes are undervalued. The fund also invests, to a lesser
Advisers, LLC      Securities                 with income as extent, in risk arbitrage securities and distressed companies.
                   Fund                       a secondary
                                              goal
Managed by         Templeton   International  Long-term      Normally invests at least 80% of net assets in investments of issuers
Templeton          Foreign         Equity     capital growth located outside the U.S., including those in emerging markets, and
Investment         Securities                                normally invests predominantly in equity securities.
Counsel, LLC       Fund
Managed by         Templeton   Intermediate-  High current   Normally invests at least 80% of its net assets in bonds, which include
Franklin Advisers, Global Bond   Term Bonds   income,        debt securities of any maturity, such as bonds, notes, bills and
Inc.               Securities                 consisent with debentures. The fund may invest a portion of its total assets in bonds
                   Fund                       preservation   rated below investment grade and a significant portion of its assets in
                                              of capital,    foreign securities.
                                              with capital
                                              appreciation
                                              as a secondary
                                              consideration




          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

    INVESTMENT       NAME OF    ASSET CATEGORY  OBJECTIVE(S)                           PRIMARY INVESTMENTS
MANAGEMENT COMPANY  INVESTMENT                                                      (Normal market conditions)
       AND            OPTION
ADVISER/SUBADVISER
Managed by         Templeton    International  Long-term      Normally invests primarily in equity securities of companies located
Templeton Global   Growth           Equity     capital growth anywhere in the world, including those in the U.S. and in emerging
Advisors           Securities                                 markets.
Limited/Templeton  Fund
Asset Management
Ltd.
FUND OF FUNDS
Managed by Allianz AZL Balanced   A "Fund of   Long-term      Invests primarily in a combination of five underlying bond and equity
Investment         Index         Funds" Model  capital        index funds, to achieve a range generally from 40% to 60% of assets in
Management LLC     Strategy       Portfolio    appreciation   the underlying equity index funds and 40% to 60% in the underlying
                   Fund                        with           bond index fund.
                                               preservation
                                               of capital as
                                               an important
                                               consideration
                   AZL Fusion     A "Fund of   Long-term      Allocation among the underlying investments, to achieve a range
                   Balanced      Funds" Model  capital        generally from 40% to 60% of assets in equity funds with the remaining
                   Fund           Portfolio    appreciation   balance invested in fixed income funds.
                                               with
                                               preservation
                                               of capital as
                                               an important
                                               consideration
                   AZL Fusion     A "Fund of   Long-term      Allocation among the underlying investments, to achieve a range
                   Growth Fund   Funds" Model  capital        generally from 70% to 90% of assets in equity funds with the remaining
                                  Portfolio    appreciation   balance invested in fixed income funds.
                   AZL Fusion     A "Fund of   Long-term      Allocation among the underlying investments, to achieve a range
                   Moderate      Funds" Model  capital        generally from 55% to 75% of assets in equity funds with the remaining
                   Fund           Portfolio    appreciation   balance invested in fixed income funds.
                   AZL Moderate   A "Fund of   Long-term      Invests primarily in a combination of five underlying bond and equity
                   Index         Funds" Model  capital        index funds, to achieve a range generally from 55% to 75% of assets in
                   Strategy       Portfolio    appreciation   the underlying equity index funds and 25% to 45% in the underlying
                   Fund                                       bond index fund.
J.P. MORGAN
Managed by Allianz AZL JPMorgan  Large Blend   High total     Invests at least 80% of its net assets, plus any borrowings for
Investment         U.S. Equity                 return         investment purposes, primarily in equity securities of large- and
Management         Fund                                       medium-capitalization U.S. companies.
LLC/J.P. Morgan
Investment
Management, Inc.
MFS
Managed by Allianz AZL MFS       Large Blend   Capital        Invests primarily in equity securities of companies with large
Investment         Investors                   appreciation   capitalizations that the subadviser believes has above average
Management         Trust Fund                                 earnings growth potential, are undervalued, or is a combination of
LLC/Massachusetts                                             both.
Financial Services
Company
OPPENHEIMER CAPITAL
Managed by Allianz AZL OCC        Small Cap    Capital        At least 65% of its assets in common stocks of "growth" companies with
Investment         Opportunity                 appreciation   market capitalizations of less than $2 billion at the time of
Management LLC/    Fund                                       investment.
Oppenheimer
Capital LLC
Managed by Allianz OpCap Mid       Mid Cap     Long-term      Invests at least 80% of its net assets in equity securities of
Global Investors   Cap                         capital        companies with market capitalizations between $500 million and $15
Fund Management    Portfolio                   appreciation   billion at the time of purchase that the adviser believes are
LLC                                                           undervalued in the marketplace.




          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

    INVESTMENT     NAME OF INVESTMENT OPTION ASSET CATEGORY OBJECTIVE(S)                     PRIMARY INVESTMENTS
MANAGEMENT COMPANY                                                                        (Normal market conditions)
       AND
ADVISER/SUBADVISER
OPPENHEIMERFUNDS
Managed by         Oppenheimer Global        International  Long-term     Invests mainly in common stocks of U.S. and foreign
OppenheimerFunds,  Securities Fund/VA            Equity     capital       issuers, currently with an emphasis in developed markets.
Inc.                                                        appreciation
                   Oppenheimer High Income     High-Yield   High level of Invests mainly in a variety of high-yield fixed-income
                   Fund/VA                       Bonds      current       securities of domestic and foreign issuers with at least
                                                            income        65% of total assets in high-yield, lower-grade fixed
                                                                          income securities commonly known as "junk" bonds.
                   Oppenheimer Main Street    Large Blend   High total    Invests mainly in common stocks of U.S. companies of
                   Fund[{R}]/VA                return (which different capitalization ranges, presently focusing on
                                                            includes      large-capitalization issuers.
                                                            growth in the
                                                            value of its
                                                            shares as
                                                            well as
                                                            current
                                                            income)
PIMCO
Managed by Pacific PIMCO VIT All Asset         Specialty    Maximum real  Invests in institutional class shares of the underlying
Investment         Portfolio                    (Fund of    return        PIMCO Funds and does not invest directly in stocks or
Management Company                               Funds)     consistent    bonds of other issuers.
LLC                                                         with
                                                            preservation
                                                            of real
                                                            capital and
                                                            prudent
                                                            investment
                                                            management
                   PIMCO VIT CommodityReal     Specialty    Maximum real  Invests in commodity linked derivative instruments backed
                   Return[{R}]                 return        by a portfolio of inflation-indexed securities and other
                   Strategy Portfolio                       consistent    fixed income securities.
                                                            with prudent
                                                            investment
                                                            management
                   PIMCO VIT Emerging        Intermediate-  Maximum total At least 80% of its assets in fixed income instruments of
                   Markets Bond Portfolio      Term Bonds   return,       issuers that economically are tied to countries with
                                                            consistent    emerging securities markets.
                                                            with
                                                            preservation
                                                            of capital
                                                            and prudent
                                                            investment
                                                            management
                   PIMCO VIT Global Bond     Intermediate-  Maximum total At least 80% of its assets in fixed income instruments of
                   Portfolio (Unhedged)        Term Bonds   return,       issuers in at least three countries (one of which may be
                                                            consistent    the U.S.), which may be represented by futures contracts.
                                                            with          May invest, without limitation, in securities of issuers
                                                            preservation  in emerging market countries.
                                                            of capital
                                                            and prudent
                                                            investment
                                                            management
                   PIMCO VIT High Yield        High-Yield   Maximum total At least 80% of assets in a diversified portfolio of high-
                   Portfolio                     Bonds      return,       yield securities ("junk bonds") rated below investment
                                                            consistent    grade, but at least Caa by Moody's or equivalently rated
                                                            with          by S&P or Fitch. May invest up to 20% of total asets in
                                                            preservation  securities denominated in foreign currencies.
                                                            of capital
                                                            and prudent
                                                            investment
                                                            management
                   PIMCO VIT Real Return     Intermediate-  Maximum real  At least 80% of its net assets in inflation-indexed bonds
                   Portfolio                   Term Bonds   return,       of varying maturities issued by the U.S. and non-U.S.
                                                            consistent    governments, their agencies or instrumentalities and
                                                            with          corporations.
                                                            preservation
                                                            of real
                                                            capital and
                                                            prudent
                                                            investment
                                                            management
                   PIMCO VIT Total Return    Intermediate-  Maximum total At least 65% of total assets in a diversified portfolio of
                   Portfolio                   Term Bonds   return,       fixed income instruments of varying maturities, which may
                                                            consistent    be represented by forwards or derivatives such as options,
                                                            with          futures contracts, or swap agreements.
                                                            preservation
                                                            of capital
                                                            and prudent
                                                            investment
                                                            management



          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

    INVESTMENT        NAME OF     ASSET CATEGORY OBJECTIVE(S)                          PRIMARY INVESTMENTS
MANAGEMENT COMPANY   INVESTMENT                                                     (Normal market conditions)
       AND             OPTION
ADVISER/SUBADVISER
PRUDENTIAL
Managed by         SP             International  Long-term    Invests primarily in equity-related securities of foreign issuers with
Prudential         International      Equity     growth of    at least 65% of its total assets in common stocks of foreign companies
Investments        Growth                        capital      operating or based in at least five different countries.
LLC/William Blair  Portfolio
& Company LLC and
Marsico Capital
Management LLC
Managed by         SP Strategic    Large Growth  Long-term    At least 65% of total assets in equity and equity-related securities
Prudential         Partners                      growth of    of U.S. companies that the adviser believes to have strong capital
Investments        Focused Growth                capital      appreciation potential.
LLC/Jennison       Portfolio
Associates LLC and
AllianceBernstein
L.P.
SCHRODER
Managed by Allianz AZL Schroder     Specialty    Capital      Invests at least 80% of its net assets in equity securities of
Investment         Emerging                      appreciation companies that the subadviser believes to be "emerging market"
Management         Markets Equity                             issuers. May invest remainder of assets in securities of issuers
LLC/Schroder       Fund                                       located anywhere in the world.
Investment
Management North
America Inc.
SELIGMAN
Managed by         Seligman         Small Cap    Long-term    At least 80% of net assets in common stocks of "value" companies with
RiverSource        Smaller-Cap                   capital      smaller market capitalizations (up to $3 billion) at the time of
Investments        Value                         appreciation purchase by the portfolio.
                   Portfolio
TURNER
Managed by Allianz AZL Turner       Small Cap    Long-term    At least 80% of its net assets in common stocks and other equity
Investment         Quantitative                  growth of    securities of U.S. companies with small market capitalizations that
Management         Small Cap                     capital      the subadviser believes, based on a quantitative model, have strong
LLC/Turner         Growth Fund                                earnings growth potential. Small capitalization companies are defined
Investment                                                    as companies with market capitalizations, at the time of purchase, in
Partners, Inc.                                                the range of companies included in the Russell[
                                                              ]2000[{R}] Growth Index.
VAN KAMPEN
Managed by Allianz AZL Van Kampen   Specialty    Highest      Invests at least 65% of its total assets in income-producing equity
Investment         Equity and                    possible     securities and also invests in investment grade quality debt
Management LLC/Van Income Fund                   income       securities. May invest up to 25% ot total assets in foreign
Kampen Asset                                     consistent   securities, including emerging market securities.
Management                                       with safety
                                                 of principal
                                                 with long-
                                                 term growth
                                                 of capital
                                                 as an
                                                 important
                                                 secondary
                                                 objective
                   AZL Van Kampen   Specialty    Income and   Invests at least 80% of assets in equity securities of companies in
                   Global Real                   capital      the real estate industry located throughout the world, including real
                   Estate Fund                   appreciation estate investment trusts and real estate operating companies established outside the U.S.
                   AZL Van Kampen  Large Value   Income and   Invests at least 65% of total assets in income-producing equity
                   Growth and                    long-term    securities, including common stocks and convertible securities; also
                   Income Fund                   growth of    in non-convertible preferred stocks and debt securities rated
                                                 capital      "investment grade." May invest  up to 25% of total assets in foreign securities, including emerging market securities.
Managed by Allianz AZL Van Kampen International  Long term    Invests at least 80% of assets in a diversified portfolio of equity
Investment         International                 capital      securities of issuers selected from a universe comprised of
Management         Equity Fund                   appreciation approximately 1,200 companies in non-U.S. markets.
LLC/Morgan Stanley
Investment
Management, Inc.
Managed by Allianz AZL Van Kampen    Mid Cap     Capital      At least 80% of net assets in common stocks and other equity
Investment         Mid Cap Growth                growth       securities of mid capitalization growth companies.
Management LLC/Van Fund
Kampen Asset
Management




          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.


SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of the Investment Options you selected for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we will not substitute any shares without notice to you and prior approval of the SEC. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments and/or Contract Value, at any time and at our sole discretion. The fund companies that sell shares of the Investment Options to us, pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us.


TRANSFERS
You can make transfers among the Investment Choices, subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 6, Expenses - Transfer Fee. We currently allow you to make as many transfers each Contract Year as you wish. We may change this practice in the future. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.

The following applies to any transfer.
o The minimum amount that you can transfer is $1,000 ($500 in New Jersey) or the entire amount in the Investment Choice, if less. We waive this requirement if the transfer is made under the dollar cost averaging or flexible rebalancing programs.
o We may choose not to allow you to make transfers during the free look/right-to-examine period.
o Your request for a transfer must clearly state:
  -  which Investment Choices are involved in the transfer; and
  -  how much you wish to transfer.
o After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.
o After the Income Date, you can make a transfer from a variable Annuity Payment stream to establish a new fixed Annuity Payment stream.
o Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information, see the "Excessive Trading and Market Timing" discussion in this section.
o Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.
o Transfers of Contract Value between Investment Options will not change the allocation instructions for any future Purchase Payments.


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

When you make a transfer request, we will process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in Good Order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values and/or Annuity Unit values.


The Investment Options may, in the future, add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner or his or her designee requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.

TELEPHONE AND OTHER ELECTRONIC TRANSFERS
You can request transfers by telephone, fax, or by website at www.allianzlife.com. We may allow you to authorize someone else to request transfers by telephone, fax, or website on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, fax and/or website transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email or via electronic communications other than by telephone, fax, or by website. This service may be available to you in the future.

When you make a transfer request by telephone, fax, or by website, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If you or your authorized representative have not given instructions to a Service Center representative before the end of the Business Day, even if due to our delay in answering your call or a delay caused by our telephone, fax and/or computer system, we will consider the request to be received at or after the end of the current Business Day and the request will receive the next Business Day's Accumulation Unit values.

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the website is you or is authorized by you.



          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

EXCESSIVE TRADING AND MARKET TIMING
Your ability to make transfers under the Contract is subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Owners.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Choice in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
o Dilution of the interests of long-term investors in an Investment
  Choice, if market timers or others transfer into the Investment Choice at prices that are below their true value or transfer out of the Investment Choice at prices that are higher than their true value.
o An adverse effect on portfolio management, such as causing the Investment Choice to maintain a higher level of cash than would otherwise be the case, or causing the Investment Choice to liquidate investments prematurely.
o Increased brokerage and administrative expenses.

In order to attempt to protect our Owners and the Investment Choices from potentially disruptive trading, we have adopted certain excessive trading and market timing policies and procedures. Under our excessive trading and market timing policy, we could modify your transfer privileges for some or all of the Investment Choices. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to) the following.
o Limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.).
o Restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges).
o Requiring a minimum time period between each transfer into or out of a particular Investment Choice. Our current policy, which is subject to change without notice, prohibits "round trips" with Investment Choices, other than the AZL Money Market Fund and the AZL FusionPortfolios, within 14 calendar days. Round trips are transfers into and back out of a particular Investment Choice, or transfers out of and back into a particular Investment Choice.
o Not accepting transfer requests made on your behalf by an asset allocation and/or market timing service.
o Limiting the dollar amount of any Purchase Payment or transfer request allocated to any Investment Choice at any one time.
o Imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options).
o Prohibiting transfers into specific Investment Choices.
o Imposing other limitations or restrictions.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Choice may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to DETER disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the submission of all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole discretion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.

We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. We attempt to protect the Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee the following.
o Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
o Revoking telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.

As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of an Investment Choice's shares are subject to acceptance by that Investment Choice. We reserve the right to reject, without prior notice, any transfer request into an Investment Choice or allocation of a Purchase Payment to an Investment Choice if the order to purchase the Investment Choice's shares is not accepted for any reason. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we are required to provide the underlying fund with information about you and your trading activities into or out of one or more Investment Options. This information will be provided to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept transfers from us until we comply.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's telephone, fax or website transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Choice, we may prohibit transfers into or allocations of Purchase Payments to that Investment Choice. We will notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if other persons are able to engage in practices that may constitute disruptive trading, and that result in negative effects.


DOLLAR COST AVERAGING (DCA) PROGRAM
The dollar cost averaging (DCA) program allows you to systematically transfer a set amount of money each month or quarter from any one of the available Investment Choices to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. You cannot dollar cost average to a general account Investment Choice. The only general account Investment Choice that you can dollar cost average from is the DCA Fixed Option. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.


There may be two DCA options available to you. The first option is the DCA Fixed Option. It is only available for a period of either 6 or 12 months for both initial and additional Purchase Payments. Under the DCA Fixed Option, you will receive a fixed interest rate guaranteed for the period by us. The DCA Fixed Option may not be available in your state.



          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

The second option is the Standard DCA Option. It requires a $1,500 minimum allocation and participation for at least six months. Only the Investment Options are available with this option.

All DCA transfers will be made on the tenth day of the month or the next Business Day if the tenth is not a Business Day. You can elect either program by properly completing the DCA form provided by us.

Your participation in the program will end when any of the following occurs.
o The number of desired transfers has been made.
o You do not have enough money in the Investment Choices to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end).
o You request to terminate the program (your request must be received at our Service Center by the first of the month to terminate that month).
o Contract termination.

If you participate in the DCA program, there are no fees for the transfers made under this program and we do not currently count these transfers against the free transfers that we allow. We reserve the right to discontinue or modify the DCA program at any time and for any reason.


FLEXIBLE REBALANCING
You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The general account Investment Choices are not part of the flexible rebalancing program. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program and we do not currently count these transfers against any free transfers that we allow. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program, your request must be received in Good Order at our Service Center by the eighth of the month so that we may rebalance your account on the 20th of the month. To terminate your participation in this program, your request must also be received at our Service Center by the eighth of the month to terminate that month.


FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS
If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution; it may be included in your gross income for federal tax purposes and, if any Owner is under age 59 1/2, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from your adviser. Any fee that is charged by your adviser is in addition to the fees and expenses that apply under your Contract. We are not party to the agreement you have with your adviser. You should ask your adviser for any details about the compensation he or she receives in connection with your Contract.

Please note that the adviser you engage to provide advice and/or to make transfers for you is not acting on our behalf, but is acting on your behalf. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions. However, we do reserve the right to request and review prior transaction history of any adviser prior to granting your request to allow the adviser to act on your behalf. If, in our sole discretion, we believe the adviser's trading history indicates a pattern of excessive trading, we reserve the right to deny that adviser trading authority. If an adviser is granted trading authority, that adviser is subject to the same limitations applicable to Owners as stated above.

VOTING PRIVILEGES
We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners



          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009 instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own including any shares that we own on our own behalf, in proportion to those instructions. Because of this proportional voting and because many Owners do not respond to our request for them to provide us with voting instructions, a small number of Owners may determine the outcome of the vote. Should we determine that we are no longer required to obtain your voting instructions, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Option as follows.
o You are permitted to cast votes based on the dollar value of the Investment Option's shares that we hold for your Contract in the corresponding subaccount. We calculate this value based on the number of Accumulation/Annuity Units allocated to your Contract on the record date and the value of each unit on that date. We count fractional votes.
o We will determine the number of shares that you can vote.
o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.

5. OUR GENERAL ACCOUNT
Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. It is possible for assets invested in our general account to lose value. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.


Currently, we only offer a DCA Fixed Option as an Investment Choice under our general account during the Accumulation Phase. Any amounts you allocate to this Investment Choice under our general account become part of our general account. Any guaranteed values provided by this Contract that are in excess of the Contract Value are subject to our claims paying ability. Additionally, any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account. We may change the terms of the general account Investment Choices in the future. Please contact us for the most current terms.


6. EXPENSES
There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.

SEPARATE ACCOUNT ANNUAL EXPENSES
Each Business Day during the Accumulation and Annuity Phases we make a deduction from your Separate Account assets for the mortality and expense risk (M&E) charges and the administrative charge (together they are called the Separate Account annual expenses). We do this as part of our calculation of the value of the Accumulation and Annuity Units. The charges are an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option. The amount of the M&E charge during the Accumulation Phase depends on the benefit options that apply. The annual administrative charge is equal to 0.15% during both phases of your Contract. During the Accumulation Phase, the Separate Account annual expenses* are as follows:

                             CONTRACTWITHOUT A GMIB      CONTRACT WITH THE TRADITIONAL GMIB
                         M&E CHARGES ADMIN. CHARGE TOTAL M&E CHARGES  ADMIN. CHARGE  TOTAL
Traditional GMDB            1.60%        0.15%     1.75%    1.75%         0.15%      1.90%
Enhanced GMDB               1.90%        0.15%     2.05%    2.00%         0.15%      2.15%
Earnings Protection GMDB    1.90%        0.15%     2.05%    2.05%         0.15%      2.20%

* Some or all of the guaranteed benefits may not be available in all states.



          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

During the Annuity Phase, if you request variable Traditional Annuity Payments, the Separate Account annual expenses are equal, on an annual basis, to 1.75%. Because the Contract allows Partial Annuitization, it is possible for one portion of the Contract to be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request a variable traditional Partial Annuitization.

MORTALITY AND EXPENSE RISK (M&E) CHARGES
These charges compensate us for all the insurance benefits provided by your Contract, for example:
o our contractual obligation to make Annuity Payments,
o the death, income, and withdrawal benefits under the Contract,
o certain expenses related to the Contract, and
o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

ADMINISTRATIVE CHARGE
This charge is equal to 0.15% of the average daily assets invested in a subaccount on an annual basis. We deduct this charge during both the Accumulation and Annuity Phases. This charge, together with the contract maintenance charge (which is explained next), is for all the expenses associated with the administration and maintenance of the Contracts.

CONTRACT MAINTENANCE CHARGE
We deduct $30 from the Contract annually as a contract maintenance charge during the Accumulation and Annuity Phases. The charge is for the expenses associated with the administration and maintenance of the Contract. We deduct this charge on the last day of each Contract Year and we deduct it proportionately from the Investment Choices as set out in your Contract. During the Annuity Phase, we will collect a portion of the charge out of each Annuity Payment.

During the Accumulation Phase, we will not deduct this charge if the Contract Value is at least $50,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total value of all Contracts registered under the same social security number is at least $50,000, we will not assess the contract maintenance charge. We also will waive the charge during the Annuity Phase if the Contract Value on the Income Date is at least $50,000. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we will deduct the full contract maintenance charge.

If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.

In some states, we are not permitted to assess the contract maintenance charge against the general account Investment Choices, during the Annuity Phase, or both.


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

WITHDRAWAL CHARGE
You can take withdrawals from the portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within seven complete years before the withdrawal. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge on: amounts deducted to pay transfer fees or the contract maintenance charge, Annuity Payments (including GMIB Payments), death benefits, withdrawals taken under the waiver of withdrawal charge benefits, or amounts paid as part of a required minimum distribution payment under our minimum distribution program. (For more information, see section 8, Access to Your Money - Waiver of Withdrawal Charge Benefits and The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments.) In the Contract or marketing materials, the withdrawal charge may also be referred to as the surrender charge or contingent deferred sales charge (CDSC) and withdrawals may be referred to as surrenders.

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order.
1.First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, Purchase Payments that we have had for seven or more complete years). We do not assess a withdrawal charge on these Purchase Payments.
2.Then, we withdraw any Purchase Payments that are under the partial withdrawal privilege and we do not assess a withdrawal charge. For more information, see section 8, Access to Your Money - Partial Withdrawal Privilege.
3.Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.
4.Finally, we withdraw any Contract earnings. We do not assess a withdrawal charge on Contract earnings.

We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.

 NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE PAYMENT CHARGE
                                0                                   6%
                                1                                   6%
                                2                                   6%
                                3                                   5%
                                4                                   4%
                                5                                   3%
                                6                                   2%
                         7 years or more                            0%

After we have had a Purchase Payment for seven complete years, there is no charge when you withdraw that Purchase Payment. In the state of Washington, we waive the withdrawal charge beginning with the later of the first Contract Anniversary after you attain age 70, or the tenth Contract Anniversary.

We calculate the withdrawal charge at the time of each withdrawal. For a full withdrawal that is subject to a withdrawal charge, we will deduct the withdrawal charge as a percentage of the Withdrawal Charge Basis from the amount withdrawn. For partial withdrawals, we deduct the charge from the remaining Contract Value and we deduct it proportionately from the Investment Choices.


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

EXAMPLE: You purchase a Contract with an initial Purchase Payment of $30,000 and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contact Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. We would withdraw money from the Contract Value and compute the withdrawal charge as follows.

1)PURCHASE PAYMENTS THAT ARE BEYOND THE WITHDRAWAL CHARGE PERIOD. All payments are still within the withdrawal charge period so this does not apply.
2)AMOUNTS AVAILABLE UNDER THE PARTIAL WITHDRAWAL PRIVILEGE. You have not taken any other withdrawals this year so you can withdraw up to 15% of the Contract Value as of the date the withdrawal is processed (or $16,500) without incurring a withdrawal charge.
3)PURCHASE PAYMENTS ON A FIFO BASIS. The total amount we deduct from the first Purchase Payment is $30,000, which is subject to a 6% withdrawal charge, and we pay you this entire amount. We determine the withdrawal charge on this amount as follows:

 $30,000  X  0.060  =  $1,800

  Next we determine how much we need to deduct from the second Purchase Payment. So far we have deducted $46,500 ($16,500 under the partial withdrawal privilege and $30,000 from the first Purchase Payment), so we would need to deduct $5,500 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is also subject to a 6% withdrawal charge. We determine the withdrawal charge on this amount this amount as follows:

 $5,500  X  0.060  =  $330

4)CONTRACT EARNINGS. The withdrawal charges of $2,130 are deducted from contract earnings.

In total we withdrew $54,130 from your Contract, of which you received $52,000 and paid total withdrawal charges of $2,130.

NOTE: WITHDRAWALS MAY HAVE TAX CONSEQUENCES AND, IF TAKEN BEFORE AGE 59 1/2, MAY BE SUBJECT TO A 10% FEDERAL PENALTY TAX. FOR TAX PURPOSES, UNDER NON-QUALIFIED CONTRACTS, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may have reduced or eliminated the amount of the withdrawal charge when the Contract was sold under circumstances that reduced its sales expenses. For example, if a large group of individuals purchased the Contract, or if a purchaser already had a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or waive the withdrawal charge for a Contract sold by a registered representative appointed with Allianz Life to any members of his or her immediate family, and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.

TRANSFER FEE
The Contract provides that if more than three transfers have been made in a Contract Year, we may deduct a transfer fee. However, we currently allow you to make 12 free transfers every Contract Year, and if you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of the lesser of $25 or 2% of the amount transferred for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We will deduct the transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionately from the Investment Choices if you transfer less than the entire amount that is in the Investment Choice. If the transfer is made under the dollar cost averaging or flexible rebalancing programs, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow.


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

PREMIUM TAXES
Some states and other governmental entities (for example, municipalities) assess a tax (premium tax) on us based on the amount of Purchase Payments we receive from you. In some states, the tax is based on the amount applied to Annuity Payments. We are responsible for the payment of these taxes. Your Contract indicates that we will deduct these charges from your Contract Value. However, it is our current practice not to make deductions from the Contract to reimburse ourselves for the premium taxes that we pay, although we reserve the right to make such a deduction in the future. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.

INCOME TAXES
We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES
There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.

7. TAXES
NOTE: We have prepared the following information on taxes as a general discussion of the subject. The Contract offers flexibility regarding how distributions can be taken. Not all of these distributions (or their attendant tax consequences) are discussed in this section. This information is not intended as tax advice. You should, therefore, consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information. For more information on the taxation of Annuity Payments made under a Partial Annuitization, see section 2, The Annuity Phase - Partial Annuitization.

ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you did not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS
If you purchased the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan.


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

We may issue the following types of Qualified Contracts.
o Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities
  (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA.
o Simplified Employee Pension (SEP) IRA. Employers may establish
  Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
o Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% federal penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five tax years starting with the year in which the first contribution is made to any Roth IRA.
o TSAs or 403(b) Contracts. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement.
o Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). If we make this Contract available as an Inherited IRA Contract, the beneficiary of the previous tax-qualified investment will become the Owner of the new Inherited IRA Contract. The ownership of the Contract must also reflect the name of the previous deceased owner. The purpose of the Inherited IRA Contract is to allow the Owner to change the investment vehicle to an annuity and receive required minimum distribution withdrawal payments instead of receiving a lump sum death benefit payment. If we make this Contract available as an Inherited IRA Contract, the death benefit proceeds must be directly transferred into this Contract; they cannot be received by the beneficiary and then applied to the Contract. A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract.

  We permit you to add enhanced optional benefits to an Inherited IRA Contract. We currently believe this is allowable because enhanced optional benefits can be added to traditional IRA plans. However, the Internal Revenue Service (IRS) has not yet issued any rulings on this issue with respect to Inherited IRA Contracts. Therefore, Owners should discuss this issue with their tax and legal advisers before adding enhanced optional benefits to an Inherited IRA Contract.

QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.

MULTIPLE CONTRACTS
Section 72(e)(12) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange.


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

PARTIAL 1035 EXCHANGES
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Guidance from the IRS, however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within12 months of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.

DISTRIBUTIONS - NON-QUALIFIED CONTRACTS
You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs - either as a withdrawal (including, if available, Partial Annuitizations) or as Traditional Annuity Payments or GMIB Payments under a Full Annuitization.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Amounts received as a result of a Partial Annuitization are treated as partial withdrawals. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take a Full Annuitization, different rules apply. Periodic installments (for example, GMIB Payments) scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract's entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:
1)paid on or after you reach age 59 1/2;
2)paid after you die;
3)paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5)paid as annuity payments under an immediate annuity; or
6)that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified, as permitted by the Code, before the later of your attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above.


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

DISTRIBUTIONS - QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:
1)distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;
2)distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
4)distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
5)distributions made on account of an IRS levy upon the Qualified Contract;
6)distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
7)distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
8)distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
9)distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and
10)a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code, before the later of the Annuitant attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract.

Distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70 1/2. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.

NOTE: The Worker, Retiree, and Employer Recovery Act of 2008 does not require minimum distributions for 2009 from a qualified retirement plan or IRA for a participant or beneficiary. This relief applies to funds held in deferred annuity contracts, but the relief does not apply to contracts that have been annuitized.


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incidental to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING
Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions unless they are subject to mandatory state withholding.

"Eligible rollover distributions" from qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, an Owner should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners' country of citizenship or residence.



          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States federal income tax.

POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.

8. ACCESS TO YOUR MONEY
The money in the Contract is available under the following circumstances:
o by taking a withdrawal;
o by receiving Annuity Payments; or
o when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. When you make a withdrawal request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

When you take a full withdrawal, we will process the withdrawal on the Business Day we receive the request in Good Order at our Service Center:
o based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price,
o less any applicable withdrawal charge, and
o less any contract maintenance charge.

See the Fee Tables and section 6, Expenses for a discussion of the charges.

Any partial withdrawal must be for at least $500. The Contract Value after a partial withdrawal must be at least $2,000. WE RESERVE THE RIGHT TO TREAT A REQUEST FOR A PARTIAL WITHDRAWAL THAT WOULD REDUCE THE CONTRACT VALUE BELOW THIS MINIMUM AS A REQUEST FOR A FULL WITHDRAWAL OF THE CONTRACT. Unless you instruct us otherwise, we will deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Choices.

We will pay the amount of any withdrawal from the Investment Options within seven days of when we receive your request in Good Order, unless the suspension of payments or transfers provision is in effect (see the "Suspension of Payments or Transfers" discussion later in this section).

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU TAKE.

PARTIAL WITHDRAWAL PRIVILEGE
The partial withdrawal privilege for each Contract Year after the first is equal to 15% of your Contract Value as of the immediately preceding Contract Anniversary, less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. THERE IS NO PARTIAL WITHDRAWAL PRIVILEGE DURING THE FIRST CONTRACT YEAR OR DURING THE ANNUITY PHASE.

You may not take a withdrawal under the partial withdrawal privilege in the same Contract Year that you take a withdrawal under a waiver of withdrawal charge benefits. For more information, see "Waiver of Withdrawal Charge Benefits" next in this section.

If you withdraw Purchase Payments that are beyond the withdrawal charge period, those withdrawals are not subject to a withdrawal charge and they will not reduce your partial withdrawal privilege. If you withdraw a Purchase Payment that is subject to a withdrawal charge and the withdrawal is more than the partial withdrawal privilege, the excess amount will be subject to the withdrawal charge.

The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see "The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments" discussion later in this section.

WAIVER OF WITHDRAWAL CHARGE BENEFITS
Under certain circumstances, after the first Contract Year, we will permit you to take money out of the Contract without deducting a withdrawal charge if any Owner becomes:
o confined to a nursing home for a period of at least 90 consecutive days;
o terminally ill, which is defined as life expectancy of 12 months or less
  (we will require a full withdrawal of the Contract in this instance); or
o totally disabled for a period of at least 90 consecutive days.

The waiver will not apply if any of the above conditions existed on the Issue Date. If the Contract is owned by a non-individual, we will base this benefit on the Annuitant.

Also, after the first Contract Year, if you become unemployed for a period of at least 90 consecutive days, you can take up to 50% of your Contract Value out of the Contract without incurring a withdrawal charge. This benefit is available only once during the life of the Contract. You may not use both this benefit and the partial withdrawal privilege in the same Contract Year. When the Contract is owned by a qualified plan, this waiver does not apply.

We require proof of these conditions in a form satisfactory to us before we will waive the withdrawal charge.


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

THESE WAIVERS VARY FROM STATE TO STATE AND MAY NOT BE AVAILABLE IN ALL STATES. CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR DETAILS ON THE WAIVERS AVAILABLE IN YOUR STATE.

SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. There is no restriction on the maximum you may withdraw under this program if your Purchase Payments are no longer subject to the withdrawal charge. The total systematic withdrawals that you can make each Contract Year without incurring a withdrawal charge is limited to 15% of your Contract Value determined as of the Business Day before we receive your request. However, if you take any additional withdrawals in excess of the allowed systematic withdrawals in a Contract Year, those withdrawals will be subject to any applicable withdrawal charge. If you take withdrawals under this program, you may not also use the partial withdrawal privilege. For more information, see section 6, Expenses - Withdrawal Charge and the "Partial Withdrawal Privilege" discussion that appears earlier in this section.


All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day.


ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. YOU ALSO CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND EXERCISE THE PARTIAL WITHDRAWAL PRIVILEGE AT THE SAME TIME.


THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD)
PAYMENTS
If you own a Qualified Contract, you may participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for this Qualified Contract. We can make payments to you on a monthly, quarterly, or annual basis. However, we will only make annual payments if your Contract Value is less than $25,000. Required minimum distribution (RMD) payments from this Contract will not be subject to a withdrawal charge, but they will count against your partial withdrawal privilege. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. Any RMD payments from this Contract that exceed the RMD amount calculated for this Contract will be subject to any applicable withdrawal charge. If you take any additional withdrawals while you are receiving RMD payments, and the annual total withdrawn exceeds the partial withdrawal privilege, the amount of that excess that is attributable to the additional withdrawals will be subject to any applicable withdrawal charge.


This Contract offers a choice of GMDBs and an optional Traditional GMIB. The Traditional GMIB may have limited usefulness if you purchase a Qualified Contract that is subject to a RMD. If your do not exercise the Traditional GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the Traditional GMIB due to the restrictions imposed by the minimum distribution requirements. RMD payments will reduce your GMDB and GMIB values.

YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL AND THE MINIMUM DISTRIBUTION PROGRAMS AT THE SAME TIME.

INHERITED IRA CONTRACTS. If you (the Owner) were the spouse of the deceased owner of the previous tax-qualified investment, and your spouse had not yet reached the date at which he/she was required to begin receiving required minimum distribution (RMD) payments, then you can wait to begin receiving RMD payments until the year that your spouse would have reached age 70 1/2. Alternatively, if the deceased owner of the previous tax-qualified investment had already reached the date at which he/she was required to begin receiving RMD payments, you can begin RMD payments based on your single life expectancy in the year following the deceased owner's death, or (if longer) the deceased previous owner's life expectancy in the year of his/her death reduced by one. You must begin to receive these RMD payments by December 31 of the year following the year of the deceased previous owner's death.


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone payments for withdrawals or transfers for any period when:
o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o trading on the New York Stock Exchange is restricted;
o an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
o during any other period when the SEC, by order, so permits for the protection of Owners.

We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law, but not for more than six months.

9. ILLUSTRATIONS
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the Accumulation Phase or the Annuity Phase. You can request an illustration free of charge by contacting your registered representative.

10.DEATH BENEFIT
At Contract issue, you selected one of three death benefit options. If you did not make a selection, you received the Traditional GMDB. THE DEATH BENEFIT IS ONLY AVAILABLE DURING THE ACCUMULATION PHASE OF THE CONTRACT.

The Enhanced GMDB carries an additional M&E charge, does not provide any additional benefit before the first Contract Anniversary and the benefit values are limited after age 81. The Earnings Protection GMDB carries an additional M&E charge, and the Earnings Protection GMDB values are reduced if any Owner is age 70 or older on the Issue Date. THE DEATH BENEFIT PROVIDED BY THE ENHANCED GMDB AND THE EARNINGS PROTECTION GMDB WILL NEVER BE LESS THAN THE DEATH BENEFIT PROVIDED BY THE TRADITIONAL GMDB, BUT THEY MAY BE EQUAL.

ONCE YOU SELECT A DEATH BENEFIT, YOU CANNOT CHANGE OR CANCEL IT.

The use of the term "you" in this section refers to the Annuitant if the Contract is owned by a non-individual; otherwise it refers to the Owner.

We will process the death benefit based on the Accumulation Unit values next determined after receipt in Good Order at our Service Center of both due proof of death and an election of the death benefit payment option. WE CONSIDER DUE PROOF OF DEATH TO BE ANY OF THE FOLLOWING: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will continue to be subject to investment risk that will be borne by the recipient.


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)
If the Traditional GMDB applies, the amount of the death benefit will be the greater of 1 or 2.
1.The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2.The Traditional GMDB value, which is the total of all Purchase Payments received, reduced as follows.
  o Proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken.
  o Proportionately by the percentage of GMIB value applied to each GMIB Partial Annuitization (if applicable).

ANY WITHDRAWALS, AND/OR AMOUNTS APPLIED TO TRADITIONAL PARTIAL ANNUITIZATIONS MAY REDUCE THE TRADITIONAL GMDB VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Traditional GMDB value, we will deduct more than the amount withdrawn and/or annuitized from the Traditional GMDB value.

ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB)
If the Enhanced GMDB applies, the amount of the death benefit will be the greater of 1 or 2.
1.The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2.The Enhanced GMDB value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

The Enhanced GMDB value is equal to the greater of: a) the AIA, or b) the MAV. We only calculate the AIA and the MAV until the date of any Owner's death.

A.ANNUAL INCREASE AMOUNT (AIA)

The AIA on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary, the AIA is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day,
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
o reduced proportionately by the percentage of GMIB value applied to a GMIB Partial Annuitization that day (if applicable).

On each Contract Anniversary before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) the AIA is equal to its value on the immediately preceding Business Day increased by 3%. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) we calculate the AIA in the same way that we do on each Business Day other than a Contract Anniversary.

WE LIMIT THE AIA TO A MAXIMUM OF 1.5 TIMES YOUR TOTAL PURCHASE PAYMENTS REDUCED PROPORTIONATELY BY THE:
o percentage of any GMIB value applied to each GMIB Partial Annuitization
  (if applicable), and
o percentage of any Contract Value applied to each traditional Partial Annuitization or each withdrawal taken (including any withdrawal charge).



          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

B.MAXIMUM ANNIVERSARY VALUE (MAV)

The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary and before the date of any Owner's death, the MAV is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day,
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
o reduced proportionately by the percentage of GMIB value applied to a GMIB Partial Annuitization that day (if applicable).

On each Contract Anniversary before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the date of any Owner's death, the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the date of any Owner's death, we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

ANY WITHDRAWALS AND/OR AMOUNTS APPLIED TO TRADITIONAL PARTIAL ANNUITIZATIONS MAY REDUCE THE AIA AND MAV BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the AIA (or MAV as applicable), we will deduct more than the amount withdrawn and/or annuitized from the AIA (or MAV as applicable).

ANY AMOUNTS APPLIED TO GMIB PARTIAL ANNUITIZATIONS MAY REDUCE THE AIA AND MAV BY MORE THAN THE AMOUNT ANNUITIZED. If the GMIB value at the time of annuitization is less than the AIA (or MAV as applicable), we will deduct more than the amount annuitized from the AIA (or MAV as applicable).

EARNINGS PROTECTION GUARANTEED MINIMUM DEATH BENEFIT
(EARNINGS PROTECTION GMDB)
If the Earnings Protection GMDB applies, the amount of the death benefit will be the greater of 1 or 2.

1.The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2.The Earnings Protection GMDB value, determined as of the end of the Business
  Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

The Earnings Protection GMDB value is equal to the greater of C. Total Payments, or D. Contract Value Plus (CV Plus). We only calculate these values until the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

The Earnings Protection GMDB carries a higher charge than the Traditional GMDB, and may carry a higher charge than the Enhanced GMDB. We will assess this charge even if the death benefit under the Earnings Protection GMDB is no greater than the death benefit under the Traditional GMDB or the Enhanced GMDB because you have not experienced any earnings under your Contract.


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

C.TOTAL PAYMENTS
  Total payments are equal to total Purchase Payments received, less adjusted partial withdrawals.

For withdrawals or traditional Partial Annuitizations, an adjusted partial withdrawal is equal to:..............................................PW x DB
                                                                         -------
                                                                            CV
For GMIB Partial Annuitizations, an adjusted partial withdrawal is equal
    to:..............................................................GMIBPA x DB
                                                                     -----------
                                                                          PA

  PW       =  The amount of any Contract Value applied to a traditional Partial
              Annuitization or withdrawn (including any withdrawal charge).

  GMIBPA   =  The amount of any GMIB value applied to a GMIB Partial
              Annuitization.
  DB       =  The greater of: (a) Contract Value, or (b) total Purchase Payments minus prior adjusted partial withdrawals, on the date of (but before) the current partial withdrawal.
  CV       =  The Contract Value on the date of (but before) the partial withdrawal.
  PA       =  The GMIB value on the date of (but before) the partial withdrawal.

ANY WITHDRAWALS AND/OR AMOUNTS APPLIED TO TRADITIONAL PARTIAL ANNUITIZATIONS MAY REDUCE THE TOTAL PAYMENTS BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the total payments, we will deduct more than the amount withdrawn and/or annuitized from the total payments.

ANY AMOUNTS APPLIED TO GMIB PARTIAL ANNUITIZATIONS MAY REDUCE THE TOTAL PAYMENTS BY MORE THAN THE AMOUNT ANNUITIZED. If the GMIB value at the time of annuitization is less than the total payments, we will deduct more than the amount annuitized from the total payments.

D.CONTRACT VALUE PLUS (CV PLUS)
  CV Plus is equal to the Contract Value,
  PLUS
     o If you were age 69 or younger on the Issue Date, 50% of the lesser of (a) or (b), or
     o If you were age 70 or older on the Issue Date, 30% of the lesser of
       (a) or (b), where:
       (a)Is the Contract Value as determined in number 1 above, minus total Purchase Payments received.
       (b)Is three times the total Purchase Payments received in the first two Contract Years.

Please see Appendix D for examples of calculations of the death benefit.

TERMINATION OF THE DEATH BENEFIT
THE GMDB THAT APPLIES TO YOUR CONTRACT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 2, The Annuity Phase.
o The Business Day that the GMDB value and Contract Value are both zero.
o Contract termination.


DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS
Upon the death of the Owner under an Inherited IRA Contract, the Beneficiary can either:
o continue to receive the required minimum distribution payments based on the remaining life expectancy of the deceased Owner and the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and the appropriately completed election form; or
o receive a lump sum payment based on the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and the appropriately completed election form.




          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. FOR QUALIFIED CONTRACTS, THERE CAN BE ONLY ONE OWNER AND THE OWNER MUST BE THE ANNUITANT, UNLESS THE CONTRACT IS A QUALIFIED CONTRACT OWNED BY A QUALIFIED PLAN OR IS PART OF A CUSTODIAL ARRANGEMENT. PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO JOINT OWNERS. IF YOU TAKE A PARTIAL ANNUITIZATION, THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT. DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE AN IMPORTANT IMPACT ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

                         UPON THE DEATH OF A SOLE OWNER
   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o We will pay a death benefit to the Beneficiary.[(1)] For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.
      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o The Beneficiary becomes the Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see the discussion of "Traditional Annuity Payments" and "Traditional Guaranteed Minimum Income Benefit (Traditional GMIB)" in section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint
  Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.


(1)If the Beneficiary is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout on the death claim form. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract.



          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

                        UPON THE DEATH OF A JOINT OWNER
      (NOTE: WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS)
   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o The surviving Joint Owner is the sole primary Beneficiary. If the Joint
  Owners were spouses there may also be contingent Beneficiaries.
o We will pay a death benefit to the surviving Joint Owner.[(1)] For a description of the payout options available, see the "Death Benefit Payment Options" discussion later in this section.
      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o The surviving Joint Owner becomes the sole Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see the discussion of "Traditional Annuity Payments" and "Traditional Guaranteed Minimum Income Benefit (Traditional GMIB)" in section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint
  Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.


(1)If the surviving Joint Owner is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.




          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

   UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o If the Contract is owned by a non-individual (for example a qualified plan or a trust), we will treat the death of the Annuitant as the death of an Owner; we will pay the Beneficiary[(1)] a death benefit, and a new Annuitant cannot be named.
o If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval.
o If the deceased Annuitant was a sole Owner, we will pay the Beneficiary[(1)] a death benefit.
o If the deceased Annuitant was a Joint Owner and there is a surviving
  Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. We will pay a death benefit to the surviving Joint Owner.[(2)]
o For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see the discussion of "Traditional Annuity Payments" and "Traditional Guaranteed Minimum Income Benefit (Traditional GMIB)" in section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was a sole Owner, the Beneficiary will become the Owner if the Contract continues.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.


(1)If the Beneficiary is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout on the death claim form. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract.
(2)If the surviving Joint Owner is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.


    UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: WE DO NOT ALLOW JOINT ANNUITANTS UNDER A PARTIAL ANNUITIZATION AND WE DO
                                   NOT ALLOW
 JOINT ANNUITANTS DURING THE ACCUMULATION PHASE, SO THIS CAN ONLY OCCUR UNDER A
                              FULL ANNUITIZATION)
o Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity
  Options 3 and 4, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 2, The Annuity Phase - Annuity Options.
o No death benefit is payable.
o If the deceased was a sole Owner, the Beneficiary will become the Owner.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

DEATH BENEFIT PAYMENT OPTIONS
If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. With respect to the Earnings Protection GMDB, the Contract Value is then treated as the total Purchase Payments in the calculation of the death benefit for the Contract continued by the spouse. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election of the death benefit payment option. If the surviving spouse continues the Contract, he or she may exercise all of the Owner's rights under this Contract, including naming a new Beneficiary or Beneficiaries. If the surviving spouse continues the Contract, any optional benefits will also continue with the possible exception of the GMIB Payments under the Traditional GMIB, which can only continue if the surviving spouse is also an Annuitant. For more information, please see the discussion of the termination of the GMIB in section 2, The Annuity Phase - Traditional Guaranteed Minimum Income Benefit
(GMIB). If a lump sum payment is requested, we will pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms.


OPTION A: Lump sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

OPTION B: Payment of the entire death benefit within five years of the date of any Owner's death. We will assess the contract maintenance charge on each Beneficiary's portion on each Contract Anniversary. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $50,000.

OPTION C: If the Beneficiary is an individual, payment of the death benefit as a Traditional Annuity Payment under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death. We will continue to assess the full contract maintenance charge on each Beneficiary's portion proportionately over the Traditional Annuity Payments. However, we will waive the contract maintenance charge if the Contract Value on the Income Date is at least $50,000. GMIB PAYMENTS ARE NOT AVAILABLE UNDER THIS OPTION.

Any portion of the death benefit not applied to Traditional Annuity Payments within one year of the date of the Owner's death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.

11.OTHER INFORMATION
ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. Amounts transferred to our general account will represent seed money invested by us or earned fees and charges. The obligations of the Separate Account are not generalized obligations of Allianz Life. The obligations under the Contracts are obligations of Allianz Life.

DISTRIBUTION
Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.

The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.

We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Selling firms and their registered representatives and managers may receive other payments from us for administrative issues and for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
o marketing services and increased access to registered representatives;
o sales promotions relating to the Contracts;
o costs associated with sales conferences and educational seminars for their registered representatives;
o the cost of client meetings and presentations; and
o other sales expenses incurred by them.


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:
o the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;
o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;
o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;
o whether the broker/dealer firm's product mix is oriented toward our core markets;
o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;
o the potential return on investment of investing in a particular firm's system;
o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;
o the broker/dealer firm's registered representative and customer profiles; and
o the prominence and reputation of the broker/dealer firm in its marketing channel.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer. Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/ALLIANZ SERVICE CENTER
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative services performed by our Service Center include:
o issuance and maintenance of the Contracts,
o maintenance of Owner records,
o processing and mailing of account statements and other mailings to Owners, and
o routine customer service including:
  -  responding to Owner correspondence and inquiries,
  -  processing of Contract changes,
  -  processing withdrawal requests (both partial and total) and
  -  processing annuitization requests.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009 additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.

FINANCIAL STATEMENTS
The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in the Statement of Additional Information.

12.GLOSSARY
This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus. The following is a list of common abbreviations used in this prospectus:

AIA          =   Annual Increase Amount                GMIB      =  Guaranteed Minimum Income Benefit
CV Plus      =   Contract Value Plus                   MAV       =  Maximum Anniversary Value
GMDB         =   Guaranteed Minimum Death Benefit

ACCUMULATION PHASE - the period of time before you apply the entire Contract Value to Annuity Payments. Subject to certain restrictions, you can make additional Purchase Payments during this time. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

AIA (ANNUAL INCREASE AMOUNT) - a calculation used in determining the Enhanced GMDB value.

ANNUITANT - the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

ANNUITY OPTIONS - the income options available to you under the Contract.

ANNUITY PAYMENTS - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed, or a combination of both variable and fixed.

ANNUITY PHASE - the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.

BENEFICIARY - the person(s) or entity the Owner designates to receive any death benefit.

BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

CONTRACT - the deferred annuity contract described by this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.



          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

CONTRACT ANNIVERSARY - a 12-month anniversary of the Issue Date of your Contract. If the Contract Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.

CONTRACT VALUE - on any Business Day it is equal to the sum of the values in your selected Investment Choices. It does not include amounts applied to Annuity Payments.

CONTRACT YEAR - any period of 12 months commencing on the Issue Date and on each Contract Anniversary thereafter.

FULL ANNUITIZATION - the application of the entire Contract Value to Annuity Payments. YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOUR CONTRACT VALUE HAS NOT BEEN REDUCED TO ZERO. Upon Full Annuitization you will no longer have a Contract Value, any periodic withdrawal or income payments (other than Annuity Payments) will stop, and the death benefit will terminate.


GOOD ORDER - a request is in "Good Order" if it contains all of the information we require to process the request. If we require information to be provided in writing, "Good Order" also includes provision of information on the correct form, with any required certifications or guarantees, sent to or received by the correct mailing address. If you have questions about the information we require, please contact the Service Center.


GMDB (GUARANTEED MINIMUM DEATH BENEFIT) - you selected one of three GMDBs at Contract issue. These GMDBs provide different guaranteed death benefit values.

GMIB (GUARANTEED MINIMUM INCOME BENEFIT) - provides guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments).

GMIB PAYMENT - fixed Annuity Payments we make under the GMIB.

INCOME DATE - the date we begin making Annuity Payments to the Payee from the Contract. This date must be the first day of a calendar month. Because the Contract allows for Partial Annuitizations there may be multiple Income Dates.

INVESTMENT CHOICES - the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS - the variable Investment Choices available under the Separate Account. You may invest in up to 15 of the Investment Options at any one time.

ISSUE DATE - the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

JOINT OWNERS - two Owners who own a Non-Qualified Contract. We do not allow Joint Owners to take Partial Annuitizations.

MAV (MAXIMUM ANNIVERSARY VALUE) - a calculation used in determining the Enhanced GMDB value.

NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

OWNER - "you," "your" and "yours." The person or entity (or persons or entities if there are Joint Owners) named in the Contract who may exercise all rights granted by the Contract. The Owner is designated at Contract issue.

PARTIAL ANNUITIZATION - the application of only part of the Contract Value to Traditional Annuity Payments (or part of the GMIB value to GMIB Payments if your Contract includes the Traditional GMIB). If you take a Partial Annuitization, the Accumulation Phase and Annuity Phase of the Contract may occur at the same time. You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant.

PAYEE - the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner.

PURCHASE PAYMENT - the money you put in the Contract.

QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts). Currently, we may issue Qualified Contracts that may include, but are not limited to Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and Inherited IRAs.



          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

SEPARATE ACCOUNT - Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

SERVICE CENTER - the Allianz Service Center. Our Service Center address and telephone number are listed at the back of this prospectus.

TRADITIONAL ANNUITY PAYMENTS - Annuity Payments we make to the Payee based on the Contract Value.

13.TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)
ALLIANZ LIFE.....................................................2
EXPERTS..........................................................2
LEGAL OPINIONS...................................................2
DISTRIBUTOR......................................................2
REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE................3
FEDERAL TAX STATUS...............................................3
  General........................................................3
  Diversification................................................4
  Owner Control..................................................4
  Contracts Owned by Non-Individuals.............................5
  Income Tax Withholding.........................................5
  Required Distributions.........................................5
  Qualified Contracts............................................5
ANNUITY PROVISIONS...............................................6
  Annuity Units/Calculating Annuity Payments.....................7
MORTALITY AND EXPENSE RISK GUARANTEE.............................7
INFORMATION ON ORIGINAL CONTRACTS................................7
FINANCIAL STATEMENTS............................................10
APPENDIX - CONDENSED FINANCIAL INFORMATION .....................10



          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

14.PRIVACY AND SECURITY STATEMENT
MARCH 2009
Your privacy is a high priority for Allianz. Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting information that we gather about you.

This statement applies to all of the companies within the Allianz family of companies that issue insurance policies. The law allows us to share your information among our insurance companies. The law does not allow you to prevent these disclosures. A list of our companies can be found at the end of this notice.

ALLIANZ DOES NOT SELL YOUR INFORMATION TO ANYONE
We do not share your information with anyone for their own marketing purposes. For this reason, we are not required to obtain an "opt-in election," an "opt-out election" or an authorization from you. We also do not share your information with any of our affiliated companies outside of the Allianz family of companies.

INFORMATION ABOUT YOU THAT ALLIANZ COLLECTS
Allianz collects information about you so that we can process the insurance transactions you request. We limit the amount of your information collected to what we feel is needed to maintain your account. We may collect your information from the following sources:
o From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete, such as your name, address and telephone number.
o From others, through the process of handling a claim. This may include information from medical or accident reports.
o From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.
o From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.
o From a consumer reporting agency such as a medical, credit, or motor vehicle report. The information in these reports may be kept by the agency and shared with others.

If you visit one of our websites, we may use "cookies" (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily.

INFORMATION ABOUT YOU THAT ALLIANZ SHARES
Allianz does not share information about current or former customers with anyone, except as "allowed by law." "Allowed by law" means that we may share your information, such as your name, address, and policy information, as follows:
o With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.
o With your insurance agent so that they can perform services for you.
o With medical professionals in order to process your claim.
o With a state Department of Insurance in order to examine our records or business practices.
o With a state or federal law enforcement agency, as required by law or to report suspected fraud activities.
o With research groups to conduct studies on claims results. No individual is identified in any study or report.

We advise the vendors with whom we legally share your information of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.

ALLIANZ POLICIES AND PRACTICES REGARDING SECURITY OF YOUR INFORMATION
Allianz uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We restrict access to information about you to those employees who need the information to service your policy. Allianz works to ensure that our websites are secure. We use state of the art technology to protect the information that may be shared over these sites.

YOUR ABILITY TO ACCESS AND CORRECT YOUR INFORMATION
You have the right to access and get a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized. This will ensure the identity of the person requesting your information.



          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.

If you believe any of your information is incorrect, notify us in writing at the address below. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so that you can contact them directly.

MONTANA RESIDENTS: You may write to us and also ask for a record of any disclosure of your medical information made within the last three years.

NOTIFICATION OF CHANGE
Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. This Privacy and Security Statement is also displayed on our website (www.allianzlife.com).

FOR MORE INFORMATION OR IF YOU HAVE QUESTIONS
If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Department at 800.328.5600, write us at the following address, or visit www.allianzlife.com.


Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344
Allianz family of companies:
o Allianz Life Insurance Company of North America
o Allianz Life Financial Services, LLC
                                                               M40018 (R-3/2009)



          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION
This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds, the PIMCO VIT portfolios, and the Premier VIT OpCap Mid Cap Portfolio, neither the Investment Options nor their advisers are affiliated with Allianz Life. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay.


INVESTMENT      MANAGEMENT   RULE  SERVICE   OTHER   ACQUIRED    TOTAL ANNUAL OPERATING      AMOUNT OF      TOTAL ANNUAL OPERATING
OPTION             FEES     12B-1    FEES   EXPENSES FUND FEES EXPENSES BEFORE CONTRACTUAL  CONTRACTUAL   EXPENSES AFTER CONTRACTUAL
                            FEES*                       AND      FEE WAIVERS OR EXPENSE     FEE WAIVERS     FEE WAIVERS OR EXPENSE
                                                     EXPENSES        REIMBURSEMENTS             AND             REIMBURSEMENTS
                                                                                           REIMBURSEMENTS
AIM
AZL AIM                 .90    .25        -      .22         -                        1.37              -                       1.37
International
Equity
Fund[(1)]
BLACKROCK
AZL BlackRock           .80    .25        -      .15         -                        1.20              -                       1.20
Capital
Appreciation
Fund[(1)]
AZL                     .35    .25        -      .10         -                         .70              -                        .70
International
Index
Fund[(1),(14)]
AZL Money               .35    .25        -      .09         -                         .69              -                        .69
Market
Fund[(1)]
AZL S&P 500             .17      -        -      .23         -                         .40            .14                        .26
Index Fund -
Class
1[(1),(7)]
AZL S&P 500             .17    .25        -      .23         -                         .65            .14                        .51
Index Fund -
Class
2[(1),(7),(8)]
AZL Small Cap           .26    .25        -      .26         -                         .77            .17                        .60
Stock Index
Fund - Class
2[(1)]
BlackRock               .65    .25        -      .13         -                        1.03              -                       1.03
Global
Allocation V.I.
Fund - Class 3
COLUMBIA
AZL Columbia            .75    .25        -      .13         -                        1.13              -                       1.13
Mid Cap Value
Fund[(1)]
AZL Columbia            .90      -        -      .32         -                        1.22            .12                       1.10
Small Cap Value
Fund - Class
1[(1),(7),(8)]
AZL Columbia            .90    .25        -      .34         -                        1.49            .12                       1.37
Small Cap Value
Fund - Class
2[(1),(7)]
DAVIS
AZL Davis NY            .75      -        -      .10         -                         .85              -                        .85
Venture Fund -
Class
1[(1),(7),(8)]
AZL Davis NY            .75    .25        -      .12         -                        1.12              -                       1.12
Venture Fund -
Class
2[(1),(7)]
Davis VA                .75      -        -      .13         -                         .88              -                        .88
Financial
Portfolio[(6)]
Davis VA Value          .75      -        -      .07         -                         .82              -                        .82
Portfolio[(6)]
DREYFUS
AZL Dreyfus             .77    .25        -      .08         -                        1.10              -                       1.10
Equity Growth
Fund[(1)]
EATON VANCE
AZL Eaton               .73    .25        -      .09         -                        1.07              -                       1.07
Vance Large
Cap Value
Fund[(1)]
FRANKLIN
TEMPLETON
AZL Franklin            .75    .25        -      .12         -                        1.12              -                       1.12
Small Cap Value
Fund[(1)]
Franklin                .80      -        -      .30         -                        1.10            .32                        .78
Global Real
Estate
Securities
Fund -
Class
1[(4)]
Franklin                .50      -        -      .05         -                         .55              -                        .55
Growth and
Income
Securities
Fund -
Class 1[(3)
]
Franklin                .57      -        -      .09         -                         .66              -                        .66
High Income
Securites
Fund -
Class
1[(3)]
Franklin                .45      -        -      .02         -                         .47              -                        .47
Income
Securities
Fund -
Class
1[(3)]
Franklin                .73      -        -      .04         -                         .77              -                        .77
Large Cap
Growth
Securities
Fund -
Class
1[(3)]
Franklin                .60      -        -      .02       .01                         .63            .01                        .62
Rising
Dividends
Securities
Fund -
Class
1[(3),(5)]




          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

INVESTMENT    MANAGEMENT  RULE  SERVICE   OTHER   ACQUIRED     TOTAL ANNUAL OPERATING      AMOUNT OF      TOTAL ANNUAL OPERATING
OPTION           FEES    12B-1    FEES   EXPENSES FUND FEES EXPENSES BEFORE CONTRACTUAL   CONTRACTUAL   EXPENSES AFTER CONTRACTUAL
                         FEES*                       AND       FEE WAIVERS OR EXPENSE     FEE WAIVERS     FEE WAIVERS OR EXPENSE
                                                  EXPENSES         REIMBURSEMENTS             AND             REIMBURSEMENTS
                                                                                         REIMBURSEMENTS
Franklin             .50      -        -      .28       .02                          .80            .02                         .78
Small-Mid Cap
Growth
Securities
Fund - Class
1[(5)]
Franklin             .52      -        -      .16       .01                          .69            .01                         .68
Small Cap
Value
Securities
Fund - Class
1[(5)]
Franklin Templeton   .00    .25        -      .13       .65                         1.03            .03                        1.00
VIP Founding Funds
Allocation Fund -
Class 2[(9)]
Franklin U.S.        .49      -        -      .04         -                          .53              -                         .53
Government
Fund - Class
1[(3)]
Franklin Zero        .60      -        -      .08         -                          .68              -                         .68
Coupon Fund
2010 - Class
1[(3)]
Mutual Global        .80      -        -      .18         -                          .98              -                         .98
Discovery
Securities
Fund - Class
1
Mutual Shares        .60      -        -      .13         -                          .73              -                         .73
Securities
Fund - Class
1
Templeton            .64      -        -      .15       .02                          .81            .02                         .79
Foreign
Securities
Fund - Class
1[(5)]
Templeton Global     .47    .25        -      .11         -                          .83              -                         .83
Bond Securities
Fund - Class 2[(3)]
Templeton            .74      -        -      .04         -                          .78              -                         .78
Growth
Securities
Fund - Class
1[(3)]
J.P. MORGAN
AZL JPMorgan U.S.    .80      -        -      .23         -                         1.03            .08                         .95
Equity Fund - Class
1[(1),(7),(8)]
AZL JPMorgan U.S.    .80    .25        -      .25         -                         1.30            .08                        1.22
Equity Fund - Class
2[(1),(7)]
MFS
AZL MFS Investors    .75    .25        -      .11         -                         1.11              -                        1.11
Trust Fund[(1)]
OPPENHEIMER
CAPITAL
AZL OCC Opportunity  .85    .25        -      .15         -                         1.25              -                        1.25
Fund[(1)]
OpCap Mid Cap        .80      -        -      .18         -                          .98              -                         .98
Portfolio[(10)]
OPPENHEIMER
FUNDS
Oppenheimer Global   .63      -        -      .02         -                          .65              -                         .65
Securities Fund/VA
- Non Service Class
[(6)]
Oppenheimer High     .74      -        -      .06         -                          .80              -                         .80
Income Fund/VA -
Non Service Class[
(6)]
Oppenheimer Main     .64      -        -      .02         -                          .66              -                         .66
Street
Fund[{R}]/VA
- Non Service
Class[ (6)]
PIMCO
PIMCO VIT All Asset .425      -      .15        -       .76                        1.335            .02                       1.315
Portfolio - Admin.
Class[(6),(11),(12)]
PIMCO VIT            .74      -      .15      .17       .09                         1.15            .09                        1.06
CommodityRealReturn
Strategy Portfolio
- Admin.
Class[(2),(6),(12)]
PIMCO VIT Emerging   .85      -      .15      .13         -                         1.13              -                        1.13
Markets Bond
Portfolio - Admin.
Class[(6)]
PIMCO VIT Global     .75      -      .15      .07         -                          .97              -                         .97
Bond Portfolio
(Unhedged) - Admin.
Class[(6)]
PIMCO VIT High       .60      -      .15        -         -                          .75              -                         .75
Yield Portfolio -
Admin. Class[(6)]
PIMCO VIT Real       .50      -      .15      .06         -                          .71              -                         .71
Return Portfolio -
Admin. Class[(6)]
PIMCO VIT Total      .50      -      .15      .23         -                          .88              -                         .88
Return Portfolio -
Admin. Class[(6)]




          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

INVESTMENT OPTION   MANAGEMENT   RULE  SERVICE   OTHER   ACQUIRED   TOTAL ANNUAL OPERATING     AMOUNT OF     TOTAL ANNUAL OPERATING
                       FEES     12B-1    FEES   EXPENSES FUND FEES      EXPENSES BEFORE       CONTRACTUAL        EXPENSES AFTER
                                FEES*                       AND     CONTRACTUAL FEE WAIVERS   FEE WAIVERS   CONTRACTUAL FEE WAIVERS
                                                         EXPENSES  OR EXPENSE REIMBURSEMENTS      AND              OR EXPENSE
                                                                                             REIMBURSEMENTS      REIMBURSEMENTS
PRUDENTIAL
SP International            .85    .25        -      .29         -                      1.39              -                     1.39
Growth Portfolio -
Class 2[(6)]
SP Strategic                .90    .25        -      .48         -                      1.63              -                     1.63
Partners Focused
Growth Portfolio -
Class 2[(6)]
SCHRODER
AZL Schroder               1.23      -        -      .47         -                      1.70            .28                     1.42
Emerging
Markets Equity
Fund - Class
1[(1),(7),(13)]
AZL Schroder               1.23    .25        -      .47         -                      1.95            .28                     1.67
Emerging Markets
Equity Fund - Class
2[(1),(7)]
SELIGMAN
Seligman Smaller-          1.00      -        -      .22         -                      1.22              -                     1.22
Cap Value Portfolio
- Class 1[(6)]
TURNER
AZL Turner                  .85    .25        -      .16         -                      1.26              -                     1.26
Quantitative Small
Cap Growth
Fund[(1)]
VAN KAMPEN
AZL Van Kampen              .75    .25        -      .13         -                      1.13              -                     1.13
Equity and Income
Fund[(1)]
AZL Van Kampen              .90    .25        -      .28         -                      1.43            .07                     1.36
Global Real Estate
Fund[(1)]
AZL Van Kampen              .76    .25        -      .11         -                      1.12              -                     1.12
Growth and Income
Fund[(1)]
AZL Van Kampen              .95    .25        -      .15         -                      1.35              -                     1.35
International
Equity Fund[(1)]
AZL Van Kampen Mid          .80    .25        -      .10         -                      1.15              -                     1.15
Cap Growth
Fund[(1)]


* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified by footnote (7).


(1)Allianz Investment Management LLC (AZIM), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting certain operating expenses to the amount listed above in the far right column, after waivers and reimbursements, through April 30, 2010. The operating expenses covered by the expense limitation agreement include fees deducted from Investment Option assets such as audit fees and payments to independent trustees, but do not include the operating expenses of other investment companies in which the Investment Option may invest (acquired fund fees and expenses). The Investment Option is authorized to reimburse AZIM for management fees previously waived and/or for the cost of other expenses paid by AZIM provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. The Investment Option's ability to reimburse AZIM in this manner applies only to fees paid or reimbursement made by AZIM within the three fiscal years prior to the date of such reimbursement.


(2)PIMCO has contractually agreed to waive the management fee and the administration fee it receives from the Portfolio in an amount equal to the management fee paid to PIMCO by the subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.
(3)The Fund administration fee is paid indirectly through the management fee.
(4)The manager and administrator have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect. It is estimated that the increase for the year ending April 30, 2010 will be 0.14%. In future years the fee rates will vary in accordance with the fee rate schedules and fund assets.
(5)The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC); this arrangement will continue as long as the exemptive order is relied upon.



          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

(6)We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.
(7)The Investment Option has both Class 1 shares and Class 2 shares. Class 2 shares pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.
(8)Not currently available.
(9)The Fund's administrator has contractually agreed to waive or limit its fee and to assume as its own expense certain expenses of the Fund, so that common annual operating expenses of the fund do not exceed 0.10% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2010. The Fund does not pay management fees but will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds (or "acquired funds") in which it invests. Acquired funds' estimated fees and expenses are based on the acquired funds' expenses for the fiscal year ended December 31, 2008.
(10)OpCap Advisors has contractually agreed to reduce the total annual portfolio operating expenses to the extent they would exceed 1.00% (net of any expenses offset by earnings credits from the custodian bank) of the Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2015. Net portfolio operating expenses do not reflect a reduction of custody expenses offset by custody credits earned on cash balances at the custodian bank.
(11)Acquired fund fees and expenses (underlying fund expenses) for the Portfolio are based upon an allocation of the Portfolio's assets among the underlying funds and upon the total annual operating expenses of the institutional class shares of these underlying funds. Acquired fund fees and expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.
(12)PIMCO has contractually agreed to waive or reduce the advisory fee and/or administration fee. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, does not exceed the annual expense limit. See the Investment Option prospectus for further information.
(13)Class 1 shares of the AZL Schroder Emerging Markets Equity Fund (formerly AZL Oppenheimer Developing Markets Fund) are available only to Contract Owners who had Contract Value allocated to Class 1 shares of the Templeton Developing Markets Securities Fund at the close of the Business Day on April 30, 2007.


(14)The Investment Option commenced operations under this Contract in 2009. Therefore, the expenses shown are estimated for the current calendar year.




          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

This table describes, in detail, the annual expenses for each of the AZL Fund of Funds. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees. The underlying funds of the AZL Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.


INVESTMENT    MANAGEMENT   RULE   OTHER   TOTAL ACQUIRED FUND   TOTAL ANNUAL OPERATING      AMOUNT OF      TOTAL ANNUAL OPERATING
OPTION           FEES     12B-1  EXPENSES         FEES AND    EXPENSES BEFORE CONTRACTUAL  CONTRACTUAL   EXPENSES AFTER CONTRACTUAL
                          FEES*                 EXPENSES[(2)]   FEE WAIVERS OR EXPENSE     FEE WAIVERS     FEE WAIVERS OR EXPENSE
                                                                    REIMBURSEMENTS             AND             REIMBURSEMENTS
                                                                                          REIMBURSEMENTS
FUND OF FUNDS
AZL Fusion        .20       -      .05     .25           1.25                        1.50       -                              1.50
Balanced
Fund[(1),(3)]
AZL Fusion        .20       -      .04     .24           1.36                        1.60       -                              1.60
Growth
Fund[(1),(3)]
AZL Fusion        .20       -      .05     .25           1.29                        1.54       -                              1.54
Moderate
Fund[(1),(3)]
AZL Balanced      .05       -      .15     .20            .63                         .83       -                               .83
Index
Strategy
Fund[(1),(4)]
AZL Moderate      .05       -      .15     .20            .61                         .81       -                               .81
Index
Strategy
Fund[(1),(4)]


* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees.
(1)Allianz Investment Management LLC (AZIM), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting certain operating expenses from exceeding 0.30% for the three Fusion Funds, and 0.20% for the AZL Balanced Index Strategy Fund and the AZL Moderate Index Strategy Fund, through at least April 30, 2010. The operating expenses covered by the expense limitation include fees deducted from fund assets such as audit fees and payments to outside trustees, but do not include the operating expenses of other investment companies in which the funds may invest (acquired fund fees and expenses). Acquired fund fees and expenses are incurred indirectly by the Investment Option(s) through the Investment Option's investment in permitted underlying funds. Accordingly, acquired fees and expenses affect the Investment Option's total returns. The Investment Option is authorized to reimburse AZIM for fees previously waived and/or for the cost of other expenses paid by AZIM provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. AZIM may request and receive reimbursement of fees waived or limited and other reimbursements made by AZIM. The Investment Option's ability to reimburse AZIM in this manner only applies to fees paid or reimbursement made by AZIM within the three fiscal years prior to the date of such reimbursement.
(2)Persons with Contract Value allocated to the AZL Fund of Funds will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses are an estimate. These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses. The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees.
(3)Effective December 1, 2008, the Manager and the Fund entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.15% through April 30, 2010. If this voluntary fee reduction were reflected in the table, the net annual operating expenses would be lower.


(4)The Investment Option commenced operations under this Contract in 2009. Therefore the expenses shown are estimated for the current calendar year.




          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

APPENDIX B - CONDENSED FINANCIAL INFORMATION
The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for the Contract described by this prospectus is listed in the tables below. You can find AUV information corresponding to the additional combinations of charges in Appendix A to the Statement of Additional Information.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information. The Statement of Additional Information is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.

* KEY TO BENEFIT OPTION                                                     SEPARATE ACCOUNT ANNUAL EXPENSES
Allianz Valuemark IV with the Traditional GMDB and No GMIB                               1.75%
Allianz Valuemark IV with the Earnings Protection GMDB and Traditional GMIB              2.20%


The following Investment Options commenced operations under this Contract after December 31, 2008. Therefore, no AUV information is shown for them: AZL Balanced Index Strategy Fund; AZL International Index Fund; and
AZL Moderate Index Strategy Fund.


(Number of Accumulation Units in thousands)


                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL AIM International Equity Fund
1.75%
 12/31/2003    N/A 10.076        0
 12/31/2004 10.076 12.091        1
 12/31/2005 12.091 13.826        4
 12/31/2006 13.826 17.261        7
 12/31/2007 17.261 19.440        6
 12/31/2008 19.440 11.173       10
2.20%
 12/31/2003    N/A 10.000        0
 12/31/2004 10.000 11.947        1
 12/31/2005 11.947 13.600        1
 12/31/2006 13.600 16.903        2
 12/31/2007 16.903 18.950        3
 12/31/2008 18.950 10.843        2
AZL BlackRock Capital Appreciation Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.939        3
 12/31/2006 11.939 11.917        2
 12/31/2007 11.917 12.988        2
 12/31/2008 12.988  8.120        3
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.903        1
 12/31/2006 11.903 11.828        1
 12/31/2007 11.828 12.832        1
 12/31/2008 12.832  7.987        1

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL Columbia Mid Cap Value Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.053        2
 12/31/2007 10.053 10.259        4
 12/31/2008 10.259  4.823        7
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.023        1
 12/31/2007 10.023 10.181        0
 12/31/2008 10.181  4.766        0
AZL Columbia Small Cap Value Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 12.029        2
 12/31/2005 12.029 12.222        3
 12/31/2006 12.222 13.621        3
 12/31/2007 13.621 12.281        3
 12/31/2008 12.281  8.195        3
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.993        0
 12/31/2005 11.993 12.131        0
 12/31/2006 12.131 13.458        0
 12/31/2007 13.458 12.079        0
 12/31/2008 12.079  8.024        0




          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL Davis NY Venture Fund
1.75%
 12/31/2003    N/A  9.890        0
 12/31/2004  9.890 10.744        6
 12/31/2005 10.744 11.580       21
 12/31/2006 11.580 12.963       18
 12/31/2007 12.963 13.265       30
 12/31/2008 13.265  7.755       35
2.20%
 12/31/2003    N/A  9.794        1
 12/31/2004  9.794 10.592        1
 12/31/2005 10.592 11.365        1
 12/31/2006 11.365 12.665        2
 12/31/2007 12.665 12.902        2
 12/31/2008 12.902  7.509        4
AZL Dreyfus Equity Growth Fund
1.75%
 12/31/2003    N/A  8.746        0
 12/31/2004  8.746  9.257        5
 12/31/2005  9.257  9.512        7
 12/31/2006  9.512 10.556        1
 12/31/2007 10.556 11.280        7
 12/31/2008 11.280  6.470        4
2.20%
 12/31/2003    N/A  8.662        0
 12/31/2004  8.662  9.127        0
 12/31/2005  9.127  9.336        0
 12/31/2006  9.336 10.314        0
 12/31/2007 10.314 10.971        3
 12/31/2008 10.971  6.264        2
AZL Eaton Vance Large Cap Value Fund
1.75%
 12/31/2003    N/A  9.420        5
 12/31/2004  9.420 10.840       22
 12/31/2005 10.840 11.070       19
 12/31/2006 11.070 12.594       20
 12/31/2007 12.594 12.100       25
 12/31/2008 12.100  7.587       25
2.20%
 12/31/2003    N/A  9.307       15
 12/31/2004  9.307 10.662       10
 12/31/2005 10.662 10.840        6
 12/31/2006 10.840 12.277        6
 12/31/2007 12.277 11.742        7
 12/31/2008 11.742  7.330        6
AZL Franklin Small Cap Value Fund
1.75%
 12/31/2003    N/A 12.688        0
 12/31/2004 12.688 15.346        3
 12/31/2005 15.346 16.142        4
 12/31/2006 16.142 18.307        7
 12/31/2007 18.307 17.202        5
 12/31/2008 17.202 11.201        5

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
2.20%
 12/31/2003    N/A 12.650        1
 12/31/2004 12.650 15.231        2
 12/31/2005 15.231 15.949        2
 12/31/2006 15.949 18.007        2
 12/31/2007 18.007 16.844        3
 12/31/2008 16.844 10.919        2
AZL Fusion Balanced Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.605        7
 12/31/2006 10.605 11.410        9
 12/31/2007 11.410 12.009        7
 12/31/2008 12.009  8.561       17
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.573        0
 12/31/2006 10.573 11.325        0
 12/31/2007 11.325 11.865        1
 12/31/2008 11.865  8.421        9
AZL Fusion Growth Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.079        9
 12/31/2006 11.079 12.216       16
 12/31/2007 12.216 12.694        9
 12/31/2008 12.694  7.616        8
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.046        3
 12/31/2006 11.046 12.125       10
 12/31/2007 12.125 12.542        6
 12/31/2008 12.542  7.491        5
AZL Fusion Moderate Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.783        0
 12/31/2006 10.783 11.731        2
 12/31/2007 11.731 12.280        3
 12/31/2008 12.280  8.114        3
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.750        1
 12/31/2006 10.750 11.643        3
 12/31/2007 11.643 12.133        3
 12/31/2008 12.133  7.981        3



          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL JPMorgan U.S. Equity Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.733        1
 12/31/2005 10.733 11.123        1
 12/31/2006 11.123 12.525       10
 12/31/2007 12.525 12.774       10
 12/31/2008 12.774  7.697        2
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.701        0
 12/31/2005 10.701 11.040        1
 12/31/2006 11.040 12.376        1
 12/31/2007 12.376 12.565        2
 12/31/2008 12.565  7.537        1
AZL MFS Investors Trust Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.217        2
 12/31/2006 12.217 13.541        1
 12/31/2007 13.541 14.733        1
 12/31/2008 14.733  8.670        4
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.180        2
 12/31/2006 12.180 13.439        2
 12/31/2007 13.439 14.556        3
 12/31/2008 14.556  8.528        4
AZL Money Market Fund
1.75%
 12/31/2003    N/A 10.268       33
 12/31/2004 10.268 10.158       64
 12/31/2005 10.158 10.239       72
 12/31/2006 10.239 10.508      113
 12/31/2007 10.508 10.821       26
 12/31/2008 10.821 10.892      147
2.20%
 12/31/2003    N/A 10.089        3
 12/31/2004 10.089  9.935        2
 12/31/2005  9.935  9.969        6
 12/31/2006  9.969 10.186        2
 12/31/2007 10.186 10.442        2
 12/31/2008 10.442 10.464        3
AZL OCC Opportunity Fund
1.75%
 12/31/2003    N/A 12.731        3
 12/31/2004 12.731 13.480        6
 12/31/2005 13.480 13.920        7
 12/31/2006 13.920 15.276        7
 12/31/2007 15.276 16.344        7
 12/31/2008 16.344  8.487        5

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
2.20%
 12/31/2003    N/A 12.635        1
 12/31/2004 12.635 13.319        0
 12/31/2005 13.319 13.692        1
 12/31/2006 13.692 14.959        1
 12/31/2007 14.959 15.932        1
 12/31/2008 15.932  8.236        1
AZL S&P 500 Index Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  8.178        1
 12/31/2008  8.178  5.026       41
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  8.118        0
 12/31/2008  8.118  4.967        2
AZL Schroder Emerging Markets Equity Fund - Class 1
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 13.622        1
 12/31/2008 13.622  6.450       12
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 13.581        0
 12/31/2008 13.581  6.401        4
AZL Schroder Emerging Markets Equity Fund - Class 2
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.447        1
 12/31/2007 10.447 13.377        6
 12/31/2008 13.377  6.324        4
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.415        1
 12/31/2007 10.415 13.276        1
 12/31/2008 13.276  6.248        1




          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL Small Cap Stock Index Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.307        0
 12/31/2008  9.307  6.316       19
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.279        1
 12/31/2008  9.279  6.268        3
AZL Turner Quantitative Small Cap Growth Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.099        1
 12/31/2006 11.099 12.140        1
 12/31/2007 12.140 12.653        1
 12/31/2008 12.653  7.043        2
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.065        0
 12/31/2006 11.065 12.049        0
 12/31/2007 12.049 12.502        0
 12/31/2008 12.502  6.928        0
AZL Van Kampen Equity and Income Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.785        6
 12/31/2005 10.785 11.313        5
 12/31/2006 11.313 12.510        3
 12/31/2007 12.510 12.668        2
 12/31/2008 12.668  9.470        1
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.752        0
 12/31/2005 10.752 11.229        1
 12/31/2006 11.229 12.360        1
 12/31/2007 12.360 12.461        1
 12/31/2008 12.461  9.273        0
AZL Van Kampen Global Real Estate Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 12.024        2
 12/31/2007 12.024 10.788        3
 12/31/2008 10.788  5.742        2

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 11.987        0
 12/31/2007 11.987 10.707        0
 12/31/2008 10.707  5.673        0
AZL Van Kampen Growth and Income Fund
1.75%
 12/31/2003    N/A 10.124       12
 12/31/2004 10.124 11.323       16
 12/31/2005 11.323 12.155       25
 12/31/2006 12.155 13.843       19
 12/31/2007 13.843 13.961       18
 12/31/2008 13.961  9.211       14
2.20%
 12/31/2003    N/A 10.003        7
 12/31/2004 10.003 11.137        5
 12/31/2005 11.137 11.902        4
 12/31/2006 11.902 13.495        4
 12/31/2007 13.495 13.548        4
 12/31/2008 13.548  8.898        2
AZL Van Kampen International Equity Fund
1.75%
 12/31/2003    N/A 12.245        4
 12/31/2004 12.245 13.501       12
 12/31/2005 13.501 14.813       11
 12/31/2006 14.813 17.650       13
 12/31/2007 17.650 19.045        9
 12/31/2008 19.045 13.369        9
2.20%
 12/31/2003    N/A 12.208        4
 12/31/2004 12.208 13.400        1
 12/31/2005 13.400 14.636        2
 12/31/2006 14.636 17.361        3
 12/31/2007 17.361 18.649        3
 12/31/2008 18.649 13.031        3
AZL Van Kampen Mid Cap Growth Fund
1.75%
 12/31/2003    N/A  8.923        1
 12/31/2004  8.923 10.629        3
 12/31/2005 10.629 12.278       10
 12/31/2006 12.278 13.176        4
 12/31/2007 13.176 15.819       10
 12/31/2008 15.819  8.002       10
2.20%
 12/31/2003    N/A  8.816        0
 12/31/2004  8.816 10.455        1
 12/31/2005 10.455 12.022        2
 12/31/2006 12.022 12.844        2
 12/31/2007 12.844 15.351        4
 12/31/2008 15.351  7.730        3



          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
BlackRock Global Allocation V.I. Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.901        1
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.877        0
Davis VA Financial Portfolio
1.75%
 12/31/2003    N/A 12.407        1
 12/31/2004 12.407 13.449        2
 12/31/2005 13.449 14.324        2
 12/31/2006 14.324 16.681        4
 12/31/2007 16.681 15.399        4
 12/31/2008 15.399  8.116        3
2.20%
 12/31/2003    N/A 12.190        1
 12/31/2004 12.190 13.155        1
 12/31/2005 13.155 13.948        1
 12/31/2006 13.948 16.170        1
 12/31/2007 16.170 14.860        1
 12/31/2008 14.860  7.797        1
Davis VA Value Portfolio
1.75%
 12/31/2003    N/A 10.055        6
 12/31/2004 10.055 11.098       10
 12/31/2005 11.098 11.936       10
 12/31/2006 11.936 13.489        9
 12/31/2007 13.489 13.868        8
 12/31/2008 13.868  8.132        5
2.20%
 12/31/2003    N/A  9.879        0
 12/31/2004  9.879 10.855        0
 12/31/2005 10.855 11.622        0
 12/31/2006 11.622 13.076        0
 12/31/2007 13.076 13.383        0
 12/31/2008 13.383  7.812        0
Franklin Global Real Estate Securities Fund
1.75%
 12/31/2003    N/A 38.138        3
 12/31/2004 38.138 49.536        4
 12/31/2005 49.536 55.368        6
 12/31/2006 55.368 65.767        7
 12/31/2007 65.767 51.273        4
 12/31/2008 51.273 29.109        3

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
2.20%
 12/31/2003    N/A 35.684        2
 12/31/2004 35.684 46.141        3
 12/31/2005 46.141 51.342        2
 12/31/2006 51.342 60.712        1
 12/31/2007 60.712 47.118        2
 12/31/2008 47.118 26.629        1
Franklin Growth and Income Securities Fund
1.75%
 12/31/2003    N/A 28.902        6
 12/31/2004 28.902 31.497       10
 12/31/2005 31.497 32.101       15
 12/31/2006 32.101 36.923       22
 12/31/2007 36.923 35.024       14
 12/31/2008 35.024 22.386        7
2.20%
 12/31/2003    N/A 27.043        0
 12/31/2004 27.043 29.338        1
 12/31/2005 29.338 29.766        2
 12/31/2006 29.766 34.085        2
 12/31/2007 34.085 32.186        2
 12/31/2008 32.186 20.479        1
Franklin High Income Securities Fund
1.75%
 12/31/2003    N/A 20.244       67
 12/31/2004 20.244 21.888       22
 12/31/2005 21.888 22.311       23
 12/31/2006 22.311 24.003       16
 12/31/2007 24.003 24.296       18
 12/31/2008 24.296 18.343       19
2.20%
 12/31/2003    N/A 18.942        0
 12/31/2004 18.942 20.388        0
 12/31/2005 20.388 20.688        0
 12/31/2006 20.688 22.158        1
 12/31/2007 22.158 22.327        1
 12/31/2008 22.327 16.780        1
Franklin Income Securities Fund
1.75%
 12/31/2003    N/A 34.761        7
 12/31/2004 34.761 38.982       20
 12/31/2005 38.982 39.009       22
 12/31/2006 39.009 45.415       26
 12/31/2007 45.415 46.414       35
 12/31/2008 46.414 32.194       27
2.20%
 12/31/2003    N/A 32.525        0
 12/31/2004 32.525 36.310        0
 12/31/2005 36.310 36.172        1
 12/31/2006 36.172 41.924        1
 12/31/2007 41.924 42.653        0
 12/31/2008 42.653 29.452        0



          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
Franklin Large Cap Growth Securities Fund
1.75%
 12/31/2003    N/A 17.110        2
 12/31/2004 17.110 18.196        9
 12/31/2005 18.196 18.115       18
 12/31/2006 18.115 19.790       14
 12/31/2007 19.790 20.714       10
 12/31/2008 20.714 13.355        9
2.20%
 12/31/2003    N/A 16.530        0
 12/31/2004 16.530 17.499        0
 12/31/2005 17.499 17.343        1
 12/31/2006 17.343 18.862        1
 12/31/2007 18.862 19.654        1
 12/31/2008 19.654 12.614        1
Franklin Rising Dividends Securities Fund
1.75%
 12/31/2003    N/A 29.045        8
 12/31/2004 29.045 31.750       17
 12/31/2005 31.750 32.349       22
 12/31/2006 32.349 37.330       18
 12/31/2007 37.330 35.794       16
 12/31/2008 35.794 25.695       15
2.20%
 12/31/2003    N/A 27.526        0
 12/31/2004 27.526 29.954        2
 12/31/2005 29.954 30.383        1
 12/31/2006 30.383 34.904        1
 12/31/2007 34.904 33.316        1
 12/31/2008 33.316 23.809        0
Franklin Small Cap Value Securities Fund
1.75%
 12/31/2003    N/A 12.356        3
 12/31/2004 12.356 15.065        5
 12/31/2005 15.065 16.135        8
 12/31/2006 16.135 18.600        7
 12/31/2007 18.600 17.885        4
 12/31/2008 17.885 11.797        3
2.20%
 12/31/2003    N/A 12.044        0
 12/31/2004 12.044 14.620        1
 12/31/2005 14.620 15.588        1
 12/31/2006 15.588 17.888        1
 12/31/2007 17.888 17.123        2
 12/31/2008 17.123 11.244        1
Franklin Small-Mid Cap Growth Securities Fund
1.75%
 12/31/2003    N/A 18.598        3
 12/31/2004 18.598 20.413        5
 12/31/2005 20.413 21.081        6
 12/31/2006 21.081 22.571        4
 12/31/2007 22.571 24.729        4
 12/31/2008 24.729 14.010        3

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
2.20%
 12/31/2003    N/A 17.926        3
 12/31/2004 17.926 19.588        2
 12/31/2005 19.588 20.137        1
 12/31/2006 20.137 21.464        1
 12/31/2007 21.464 23.410        1
 12/31/2008 23.410 13.203        1
Franklin Templeton VIP Founding Funds Allocation Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.230        0
 12/31/2008  9.230  5.816        0
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.210        0
 12/31/2008  9.210  5.777        0
Franklin U.S. Government Fund
1.75%
 12/31/2003    N/A 22.629        2
 12/31/2004 22.629 23.061        6
 12/31/2005 23.061 23.262       13
 12/31/2006 23.262 23.844       12
 12/31/2007 23.844 25.033       13
 12/31/2008 25.033 26.543       15
2.20%
 12/31/2003    N/A 21.173        0
 12/31/2004 21.173 21.480        2
 12/31/2005 21.480 21.570        3
 12/31/2006 21.570 22.011        2
 12/31/2007 22.011 23.004        3
 12/31/2008 23.004 24.283        3
Franklin Zero Coupon Fund 2010
1.75%
 12/31/2003    N/A 33.847        0
 12/31/2004 33.847 34.827        0
 12/31/2005 34.827 34.750        0
 12/31/2006 34.750 35.075        1
 12/31/2007 35.075 37.434        1
 12/31/2008 37.434 39.541        1
2.20%
 12/31/2003    N/A 31.669        0
 12/31/2004 31.669 32.439        0
 12/31/2005 32.439 32.223        0
 12/31/2006 32.223 32.379        0
 12/31/2007 32.379 34.401        0
 12/31/2008 34.401 36.173        0



          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
Mutual Global Discovery Securities Fund
1.75%
 12/31/2003    N/A 16.459        9
 12/31/2004 16.459 19.173       16
 12/31/2005 19.173 21.908       25
 12/31/2006 21.908 26.548       36
 12/31/2007 26.548 29.261       72
 12/31/2008 29.261 20.618       53
2.20%
 12/31/2003    N/A 15.938        0
 12/31/2004 15.938 18.482        2
 12/31/2005 18.482 21.024        3
 12/31/2006 21.024 25.352        3
 12/31/2007 25.352 27.816        3
 12/31/2008 27.816 19.512        2
Mutual Shares Securities Fund
1.75%
 12/31/2003    N/A 16.515       10
 12/31/2004 16.515 18.318       23
 12/31/2005 18.318 19.950       37
 12/31/2006 19.950 23.264       60
 12/31/2007 23.264 23.709       64
 12/31/2008 23.709 14.692       61
2.20%
 12/31/2003    N/A 15.992        0
 12/31/2004 15.992 17.659        2
 12/31/2005 17.659 19.146        2
 12/31/2006 19.146 22.226        2
 12/31/2007 22.226 22.548        1
 12/31/2008 22.548 13.910        1
OpCap Mid Cap Portfolio
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.986        1
 12/31/2007  9.986 10.521        2
 12/31/2008 10.521  6.030        2
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.956        0
 12/31/2007  9.956 10.442        0
 12/31/2008 10.442  5.958        0
Oppenheimer Global Securities Fund/VA
1.75%
 12/31/2003    N/A  9.615        5
 12/31/2004  9.615 11.258        5
 12/31/2005 11.258 12.646        4
 12/31/2006 12.646 14.626        4
 12/31/2007 14.626 15.279        3
 12/31/2008 15.279  8.980        3

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
2.20%
 12/31/2003    N/A  9.447        1
 12/31/2004  9.447 11.012        1
 12/31/2005 11.012 12.314        0
 12/31/2006 12.314 14.178        0
 12/31/2007 14.178 14.744        0
 12/31/2008 14.744  8.626        0
Oppenheimer High Income Fund/VA
1.75%
 12/31/2003    N/A 11.120        1
 12/31/2004 11.120 11.906        3
 12/31/2005 11.906 11.971        3
 12/31/2006 11.971 12.872        2
 12/31/2007 12.872 12.635        1
 12/31/2008 12.635  2.648        1
2.20%
 12/31/2003    N/A 10.926        0
 12/31/2004 10.926 11.645        1
 12/31/2005 11.645 11.656        1
 12/31/2006 11.656 12.478        1
 12/31/2007 12.478 12.192        1
 12/31/2008 12.192  2.544        1
Oppenheimer Main Street Fund/VA
1.75%
 12/31/2003    N/A  8.236        5
 12/31/2004  8.236  8.858       12
 12/31/2005  8.858  9.225       12
 12/31/2006  9.225 10.427       11
 12/31/2007 10.427 10.698       10
 12/31/2008 10.698  6.468        4
2.20%
 12/31/2003    N/A  8.092        2
 12/31/2004  8.092  8.664        4
 12/31/2005  8.664  8.982        3
 12/31/2006  8.982 10.108        2
 12/31/2007 10.108 10.324        2
 12/31/2008 10.324  6.214        2
PIMCO VIT All Asset Portfolio
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.850        1
 12/31/2005 11.850 12.370        5
 12/31/2006 12.370 12.723        5
 12/31/2007 12.723 13.542        4
 12/31/2008 13.542 11.198        4
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.814        3
 12/31/2005 11.814 12.278        2
 12/31/2006 12.278 12.571        1
 12/31/2007 12.571 13.320        1
 12/31/2008 13.320 10.965        1


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.011       11
 12/31/2006 11.011 10.485       16
 12/31/2007 10.485 12.696       19
 12/31/2008 12.696  7.012       19
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.977        0
 12/31/2006 10.977 10.406        0
 12/31/2007 10.406 12.544        0
 12/31/2008 12.544  6.897        1
PIMCO VIT Emerging Markets Bond Portfolio
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.902        4
 12/31/2006 10.902 11.707       11
 12/31/2007 11.707 12.172       10
 12/31/2008 12.172 10.215       10
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.869        0
 12/31/2006 10.869 11.619        0
 12/31/2007 11.619 12.027        0
 12/31/2008 12.027 10.047        0
PIMCO VIT Global Bond Portfolio (Unhedged)
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.327        0
 12/31/2006  9.327  9.592       16
 12/31/2007  9.592 10.343       12
 12/31/2008 10.343 10.077        1
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.299        0
 12/31/2006  9.299  9.520        0
 12/31/2007  9.520 10.219        0
 12/31/2008 10.219  9.912        1
PIMCO VIT High Yield Portfolio
1.75%
 12/31/2003    N/A 11.157        1
 12/31/2004 11.157 12.011      109
 12/31/2005 12.011 12.291      120
 12/31/2006 12.291 13.178       64
 12/31/2007 13.178 13.402       73
 12/31/2008 13.402 10.069       55

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
2.20%
 12/31/2003    N/A 10.962        0
 12/31/2004 10.962 11.748        1
 12/31/2005 11.748 11.968        1
 12/31/2006 11.968 12.774        1
 12/31/2007 12.774 12.933        1
 12/31/2008 12.933  9.673        0
PIMCO VIT Real Return Portfolio
1.75%
 12/31/2003    N/A 10.491       12
 12/31/2004 10.491 11.228       17
 12/31/2005 11.228 11.266      130
 12/31/2006 11.266 11.150       81
 12/31/2007 11.150 12.124       74
 12/31/2008 12.124 11.073       66
2.20%
 12/31/2003    N/A 10.460        0
 12/31/2004 10.460 11.144        2
 12/31/2005 11.144 11.131        4
 12/31/2006 11.131 10.967        3
 12/31/2007 10.967 11.872        3
 12/31/2008 11.872 10.794        2
PIMCO VIT Total Return Portfolio
1.75%
 12/31/2003    N/A 12.542        6
 12/31/2004 12.542 12.926       12
 12/31/2005 12.926 13.014       24
 12/31/2006 13.014 13.282       75
 12/31/2007 13.282 14.193       74
 12/31/2008 14.193 14.616       62
2.20%
 12/31/2003    N/A 12.322        8
 12/31/2004 12.322 12.643        6
 12/31/2005 12.643 12.672        6
 12/31/2006 12.672 12.875        4
 12/31/2007 12.875 13.696        3
 12/31/2008 13.696 14.041        3
Seligman Smaller-Cap Value Portfolio
1.75%
 12/31/2003    N/A 20.268        1
 12/31/2004 20.268 23.889        5
 12/31/2005 23.889 22.542        4
 12/31/2006 22.542 26.858        2
 12/31/2007 26.858 27.483        2
 12/31/2008 27.483 16.329        3
2.20%
 12/31/2003    N/A 19.914        1
 12/31/2004 19.914 23.366        1
 12/31/2005 23.366 21.949        0
 12/31/2006 21.949 26.035        0
 12/31/2007 26.035 26.521        0
 12/31/2008 26.521 15.686        0


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
SP International Growth Portfolio
1.75%
 12/31/2003    N/A  5.538        0
 12/31/2004  5.538  6.319        0
 12/31/2005  6.319  7.190        0
 12/31/2006  7.190  8.491        0
 12/31/2007  8.491  9.938        0
 12/31/2008  9.938  4.835        0
2.20%
 12/31/2003    N/A  5.462        1
 12/31/2004  5.462  6.204        1
 12/31/2005  6.204  7.028        1
 12/31/2006  7.028  8.263        1
 12/31/2007  8.263  9.628        1
 12/31/2008  9.628  4.663        1
SP Strategic Partners Focused Growth Portfolio
1.75%
 12/31/2003    N/A  5.938        0
 12/31/2004  5.938  6.412        0
 12/31/2005  6.412  7.235        1
 12/31/2006  7.235  7.031        1
 12/31/2007  7.031  7.923        1
 12/31/2008  7.923  4.784        1
2.20%
 12/31/2003    N/A  5.857        0
 12/31/2004  5.857  6.296        0
 12/31/2005  6.296  7.073        0
 12/31/2006  7.073  6.843        0
 12/31/2007  6.843  7.675        0
 12/31/2008  7.675  4.614        0
Templeton Foreign Securities Fund
1.75%
 12/31/2003    N/A 18.092        3
 12/31/2004 18.092 21.132        5
 12/31/2005 21.132 22.942       12
 12/31/2006 22.942 27.437       23
 12/31/2007 27.437 31.214       31
 12/31/2008 31.214 18.331       30
2.20%
 12/31/2003    N/A 17.146        0
 12/31/2004 17.146 19.937        0
 12/31/2005 19.937 21.547        0
 12/31/2006 21.547 25.653        1
 12/31/2007 25.653 29.054        1
 12/31/2008 29.054 16.985        1

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
Templeton Global Bond Securities Fund
1.75%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 31.888        1
 12/31/2008 31.888 33.359        2
2.20%
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 29.372        0
 12/31/2008 29.372 30.588        0
Templeton Growth Securities Fund
1.75%
 12/31/2003    N/A 19.406        1
 12/31/2004 19.406 22.166       10
 12/31/2005 22.166 23.756       14
 12/31/2006 23.756 28.528       29
 12/31/2007 28.528 28.746       34
 12/31/2008 28.746 16.345       30
2.20%
 12/31/2003    N/A 18.568        0
 12/31/2004 18.568 21.114        1
 12/31/2005 21.114 22.527        2
 12/31/2006 22.527 26.931        3
 12/31/2007 26.931 27.015        3
 12/31/2008 27.015 15.291        2


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

APPENDIX C - GMIB VALUE CALCULATION EXAMPLES
o You purchase a Contract with an initial Purchase Payment of $100,000.
  You make no additional Purchase Payments and are the only Owner.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value (on the date of but before the partial withdrawal) is $160,000. The withdrawal charge on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.
o The Contract Value on the tenth Contract Anniversary is $140,000.

Total Purchase Payments:............................................$100,000
Reduced proportionately by the percentage of Contract Value withdrawn:
($20,000 / $160,000) = 0.125 x $100,000 =..........................-  12,500
Traditional GMIB value as of the tenth Contract Anniversary:........$ 87,500

The Traditional GMIB value is less than the Contract Value and, therefore, the GMIB would not be available. However, fixed Traditional Annuity Payments based on the $140,000 Contract Value would be available.

APPENDIX D - DEATH BENEFIT CALCULATION EXAMPLES
o You purchase a Contract with an initial Purchase Payment of $100,000.
  You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.
o The MAV on the ninth Contract Anniversary is $180,000.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.
o The Contract Value on the tenth Contract Anniversary is $140,000.

NOTE: We calculate the 3% AIA and MAV only for Contracts with the Enhanced GMDB. The M&E charges are higher for Contracts with the Enhanced GMDB or Earnings Protection GMDB than for Contracts with the Traditional GMDB. If the differences in these charges were reflected above, the Contract Values would be lower for Contracts with the Enhanced GMDB or Earnings Protection GMDB than for Contracts with the Traditional GMDB.

IF YOU SELECTED THE TRADITIONAL GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)Contract Value............................................................
  $140,000
2)The Traditional GMDB value:
  Total Purchase Payments received..................................$100,000
     Reduced proportionately by the percentage of Contract Value withdrawn: ($20,000 / $160,000) = 0.125 x $100,000 =................- 12,500
       .............................................................$ 87,500
Therefore, the death benefit that would be payable as of the tenth Contract Anniversary is the $140,000 Contract Value.

IF YOU SELECTED THE ENHANCED GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)Contract Value............................................................
  $140,000.00
2)The 3% AIA:
  Initial Purchase Payment.......................................$100,000.00
     Increased by 3% on the first Contract Anniversary......x           1.03
       ..........................................................$103,000.00
     Increased by 3% on the second Contract Anniversary.....x           1.03
       ..........................................................$106,090.00
     Increased by 3% on the third Contract Anniversary......x           1.03
       ..........................................................$109,272.70


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

     On the ninth Contract Anniversary the 3% AIA is.............$130,477.32
       Reduced proportionately by the percentage of Contract Value withdrawn:
 ($20,000 / $160,000) = 0.125 x $130,477.32 =..................-   16,309.66
       ..........................................................$114,167.66
     Increased by 3% on the tenth Contract Anniversary......x           1.03
       ..........................................................$117,592.69
     Verifying that the 3% AIA is within the maximum limit:
       1.5 times Purchase Payments: 1.5 x $100,000 =.$150,000
       Reduced proportionately by the percentage of Contract
         Value withdrawn:
 ($20,000 / $160,000) = 0.125 x $150,000 =..........-  18,750
                                                        $131,250
3)The MAV:
  The MAV on the ninth Contract Anniversary.........................$180,000
     Reduced proportionately by the percentage of Contract Value withdrawn:
 ($20,000 / $160,000) = 0.125 x $180,000 =........................-   22,500
       .............................................................$157,500
Therefore, the death benefit that would be payable as of the tenth Contract Anniversary is the $157,500 MAV.


IF YOU ELECTED THE EARNINGS PROTECTION GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)Contract Value............................................................
  $140,000
2)Total Payments:
  Total Purchase Payments received..................................$100,000
     Less adjusted partial withdrawals calculated as (PW x DB) / CV:
($20,000 x $160,000) / $160,000 = $20,000 x 1 =...................-   20,000
       .............................................................$ 80,000
3)CV Plus:
  Contract Value:...........................................................
     $140,000
     Plus 50% of the lesser of (a) or (b).
       (a)Contract Value minus total Purchase Payments: $140,000 -
         $100,000 =........................................$  40,000
       (b)Three times your total Purchase Payments received in the first two Contract Years:
3 x $100,000 =..............................................$300,000
       (a) is less than (b), so 50% of (a) = 0.50 x $40,000 =......+  20,000
       .............................................................$160,000
Therefore, the death benefit that would be payable as of the tenth Contract Anniversary is the $160,000 CV Plus.


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

FOR SERVICE OR MORE INFORMATION
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value, death benefits, and (if applicable) the GMIB value of a Contract change based on the investment experience of the Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website you can get copies of information from the website upon payment of a duplication fee by writing to:
  PUBLIC REFERENCE SECTION OF THE COMMISSION
  100 F Street, NE
  Washington, DC 20549

You can contact us at:
  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
  5701 Golden Hills Drive
  Minneapolis, MN 55416
  (800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:
  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
  P.O. Box 561
  Minneapolis, MN 55440-0561
  (800) 624-0197


          The Valuemark[{R}] IV Variable Annuity Contract Prospectus -
                   April 27, 2009, as revised October 26, 2009

                      STATEMENT OF ADDITIONAL INFORMATION
                                VALUEMARK[{R}] IV
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT
                                   ISSUED BY
    ALLIANZ LIFE[{R}] VARIABLE ACCOUNT B (THE SEPARATE ACCOUNT)
                                      AND
                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                          (ALLIANZ LIFE, WE , US, OUR)


                  APRIL 27, 2009, AS REVISED OCTOBER 26, 2009


This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:
                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                            5701 Golden Hills Drive
                             Minneapolis, MN 55416
                                 (800) 624-0197

                               TABLE OF CONTENTS
        ALLIANZ LIFE...............................................2
        EXPERTS....................................................2
        LEGAL OPINIONS.............................................2
        DISTRIBUTOR................................................2
        REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE..........3
        FEDERAL TAX STATUS.........................................3
           General.................................................3
           Diversification.........................................4
           Owner Control...........................................4
           Contracts Owned by Non-Individuals......................5
           Income Tax Withholding..................................5
           Required Distributions..................................5
           Qualified Contracts.....................................5
        ANNUITY PROVISIONS.........................................6
           Annuity Units/Calculating Variable Annuity Payments.....7
        MORTALITY AND EXPENSE RISK GUARANTEE.......................7
        INFORMATION ON ORIGINAL CONTRACTS..........................7
        FINANCIAL STATEMENTS......................................10
        APPENDIX - CONDENSED FINANCIAL INFORMATION................10



                                                                     VM4SAI-1009

      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc.
(AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance.

Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS
The financial statements of Allianz Life Variable Account B as of and for the year or period ended December 31, 2008 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the consolidated financial statements and supplemental schedules of Allianz Life Insurance Company of North America as of December 31, 2008 and 2007 and for each of the years in the three-year period ended December 31, 2008, included in this SAI in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2008 financial statements and supplemental schedules of Allianz Life Insurance Company of North America refers to an adoption of Statement of Financial Accounting Standards No. 157, Fair Value Measurements, effective January 1, 2008. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.

LEGAL OPINIONS
Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR
Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts.

We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:

CALENDAR YEAR      AGGREGATE AMOUNT OF        AGGREGATE AMOUNT OF COMMISSIONS RETAINED BY ALLIANZ LIFE FINANCIAL AFTER PAYMENTS TO
                   COMMISSIONS PAID TO                                           SELLING FIRMS
                 ALLIANZ LIFE FINANCIAL
    2006             $207,968,987.55                                   $0
    2007             $218,444,880.80                                   $0
    2008             $198,319,091.42                                   $0

We may fund Allianz Life Financial's operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial's operating and other expenses, including overhead, legal and accounting fees.

As described above, Allianz Life Financial sells its Contracts primarily through "wholesaling", in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 1,112 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except one are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 47 firms. These payments vary in amount. In 2008, the five firms receiving the largest payments, ranging from $522,495 to $2,345,992, are listed below. Marketing support


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009
payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

     FIRM NAME
----------------------------------
 1   LPL Financial Network
 2   AIG Advisor Group
 3   National Planning Holdings
 4   H D Vest Investment Services
 5   Wachovia Securities

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:
o the size of the group;
o the total amount of Purchase Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

FEDERAL TAX STATUS
NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract's cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a federal penalty tax equal to 10% of the taxable amount.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the



      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-
5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:
o no more than 55% of the value of the total assets of the Investment
  Option is represented by any one investment;
o no more than 70% of the value of the total assets of the Investment
  Option is represented by any two investments;
o no more than 80% of the value of the total assets of the Investment
  Option is represented by any three investments; and
o no more than 90% of the value of the total assets of the Investment
  Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not

      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009
give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.

CONTRACTS OWNED BY NON-INDIVIDUALS
Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual or to Contracts held by qualified retirement plans. Purchasers should consult a tax adviser before purchasing a Contract to be owned by a non-individual.

INCOME TAX WITHHOLDING
All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
o distributions which are required minimum distributions; or
o the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or
o hardship withdrawals.

Participants should consult a tax adviser regarding withholding requirements.

REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, with regard to this Contract,
Section 72(s) requires that:
o if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
o if any Owner dies before the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death.

These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

QUALIFIED CONTRACTS
The Contract is designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009
and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information, see prospectus section 7, Taxes - Distributions - Qualified Contracts.

PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information, see prospectus section 7, Taxes - Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.

ANNUITY PROVISIONS
We base Traditional Annuity Payments upon the following:
o Whether you request fixed payments, variable payments, or a combination of both fixed and variable Traditional Annuity Payments.
o The adjusted Contract Value on the Income Date.
o The Annuity Option you select.
o The age of the Annuitant and any joint Annuitant.
o The sex of the Annuitant and any joint Annuitant where allowed.

We guarantee fixed Traditional Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Traditional Annuity Payments, the amount of adjusted Contract Value that you apply to fixed Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

Variable payments are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Traditional Annuity Payments you elect to receive.

ANNUITY UNITS/CALCULATING VARIABLE ANNUITY PAYMENTS
The first variable Traditional Annuity Payment is equal to the amount of adjusted Contract Value you are applying to variable Traditional Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Traditional Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:
o multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
o divide by the assumed net investment factor for the current Business
  Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will allow an AIR of 5% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Traditional Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The Traditional Annuity Payment on each subsequent payment date is equal to the sum of the Traditional Annuity Payments for each subaccount. We determine the Traditional Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

MORTALITY AND EXPENSE RISK GUARANTEE
Allianz Life guarantees that the dollar amount of each Variable Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.

INFORMATION ON ORIGINAL CONTRACTS
Original Contracts were first offered in February 1997 and were replaced by the May 2003 Contracts that continued to be available until sales of Valuemark IV were discontinued in May 2007. Owners of Original Contracts can still make additional Purchase Payments and, therefore, we are including information on these Original Contracts in this SAI.

Original Contracts offered a choice of GMIB Option 1 and GMIB Option 2. Under GMIB Option 1, the GMIB value before the date of any Owner's death is equal to the greater of A or B.
A.ANNUAL INCREASE AMOUNT (AIA)
The AIA on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary, the AIA is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day, and
o minus each GMIB adjusted partial withdrawal (defined below) taken that day.

On each Contract Anniversary before the older Owner's 81st birthday,* the AIA is equal to:
o its value on the immediately preceding Business Day increased by 5%;
o plus any additional Purchase Payments received that day, and
o minus each GMIB adjusted partial withdrawals (as defined below) taken that day.


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday* we calculate the AIA in the same way that we do on each Business Day other than a Contract Anniversary.

* 76th birthday in Washington.

B.THE SIX-YEAR STEP UP
The Six-Year Step Up on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a sixth year Contract Anniversary, the Six-Year Step Up is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day, and
o minus each GMIB adjusted partial withdrawals (as defined below) taken that day.

On every sixth year Contract Anniversary (the 6th, 12th, 18th, 24th, etc.) before the older Owner's 81st birthday,* the Six-Year Step Up is equal to:
o the highest Contract Value that occurred on any sixth year Contract
  Anniversary,
o plus subsequent additional Purchase Payments received on or after the Contract Anniversary on which the Six-Year Step Up occurred, and
o minus each GMIB adjusted partial withdrawals (as defined below) taken on or after the Contract Anniversary on which the Six-Year Step Up occurred.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday,* we calculate the Six-Year Step Up in the same way that we do on each Business Day other than a sixth year Contract Anniversary.

* 76th birthday in Washington.

UNDER GMIB OPTION 2, the GMIB value before the date of any Owner's death is equal to the greater of:
o the Maximum Anniversary Value (MAV) described below, or
o total Purchase Payments received minus each GMIB adjusted partial withdrawal (as defined below) for each withdrawal taken.

MAXIMUM ANNIVERSARY VALUE (MAV)

The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary, the MAV is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day, and
o minus each GMIB adjusted partial withdrawal (as defined below) taken that day.

On each Contract Anniversary before the older Owner's 81st birthday*, the MAV is equal to:
o the highest Contract Value that occurred on any Contract Anniversary,
o plus subsequent additional Purchase Payments received on or after the Contract Anniversary on which the MAV occurred, and
o minus each GMIB adjusted partial withdrawals (as defined below) taken on or after the Contract Anniversary on which the MAV occurred.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday*, we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

* 76th birthday in Washington.

                                      PW X GMIB
                                     -----------
                                         CV

PW   = the amount of the partial withdrawal including any withdrawal charge.

GMIB = the greater of (a) Contract Value, or (b) the applicable GMIB value

(AIA, Six-Year Step Up, total Purchase Payments or MAV).

CV   = the Contract Value on the date of (but before) the partial withdrawal.


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

The death benefit under Original Contracts differs based on whether or not the Contract has an enhanced death benefit (EDB) endorsement. For Original Contracts without an EDB endorsement, the death benefit will be the Contract Value determined as of the end of the Business Day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center.

Original Contracts with an EDB endorsement offered a choice of the following death benefit options: Death Benefit Option 1 (DB Option 1), Death Benefit Option 2 (DB Option 2), and the Earnings Protection GMDB.

UNDER DB OPTION 1, the amount of the death benefit will be the greater of 1 or 2:
1.The Contract Value determined as of the end of the Business Day during which due proof of death and an election of the death benefit payment option have been received at our Service Center.
2.The GMDB value determined as of the end of the Business Day during which due proof of death and an election of the death benefit payment option have been received at our Service Center.

If any Owner was age 80 or older at Contract issue, the GMDB value is total Purchase Payments received minus any Contract Value withdrawn (including any withdrawal charge).

If all Owners were age 79 or younger at Contract issue, the GMDB value is equal to the greater of:
o the AIA calculated as indicated above under GMIB OPTION 1, except that partial withdrawals (including any withdrawal charge) are deducted without adjustment; or
o the Six-Year Step Up calculated as indicated above under GMIB OPTION 1, except that partial withdrawals (including any withdrawal charge) are deducted without adjustment.

UNDER DB OPTION 2, the amount of the death benefit will be the greater of 1 or 2:
(1)The Contract Value determined as of the end of the Business Day during which due proof of death and an election of the death benefit payment option have been received at our Service Center.
(2)The GMDB value determined as of the end of the Business Day during which due proof of death and an election of the death benefit payment option have been received at our Service Center.

If any Owner was age 80 or older at Contract issue, the GMDB value is total Purchase Payments received minus any Contract Value withdrawn (including any withdrawal charge).

If all Owners were age 79 or younger at Contract issue, the GMDB value is equal to the greater of:
o total Purchase Payments received minus any Contract Value withdrawn (including any withdrawal charge) ; or
o the MAV calculated as indicated above under GMIB Option 2, except that partial withdrawals (including any withdrawal charge) are deducted without adjustment.

In addition, the "CV PLUS" portion of the EARNINGS PROTECTION GMDB under Original Contracts is calculated as follows.
The CV PLUS
o If all Owner's were age 69 or younger on the Issue Date, 40% of the lesser of (a) or (b), or
o If the older Owner is age 70 or older on the Issue Date, 25% of the lesser of (a) or (b), where
  (a)is the Contract Value determined as of the end of the Business Day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center; and
  (b)is the total Purchase Payments.

For details on how the remaining portion of the Earnings Protection GMDB is calculated please see the Earnings Protection Guaranteed Minimum Death Benefit (Earnings Protection GMDB) in prospectus section 10, Death Benefit.


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

The charges for Original Contracts differ from the charges of the May 2003 Contracts as follows:
SEPARATE ACCOUNT ANNUAL EXPENSES DURING THE ACCUMULATION PHASE

(as a percentage of average daily assets invested in a subaccount on an annual basis)

                               ORIGINAL CONTRACTS              ORIGINAL CONTRACTS
                                 WITHOUT A GMIB                    WITH A GMIB
                         M&E CHARGE ADMIN. CHARGE        M&E CHARGE ADMIN. CHARGE
                                                  TOTAL                           TOTAL
Earnings Protection GMDB   1.44%        0.15%     1.59%    1.74%        0.15%     1.89%
All other death benefits   1.34%        0.15%     1.49%    1.64%        0.15%     1.79%

During the Annuity Phase, if you request variable Annuity Payments, the total Separate Account annual expenses are equal on an annual basis to 1.40%. The expense is reduced because we do not pay a death benefit separate from the benefits provided by the annuity option if the Annuitant dies during the Annuity Phase.

In addition, we waive the contract maintenance charge of $30 for Original Contracts in South Carolina after the 20th Contract Anniversary.

For more details on the other charges of Original Contracts please see the Fee Tables or section 6, Expenses in the prospectus.

FINANCIAL STATEMENTS
The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2008 included herein should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2008 are also included herein.

APPENDIX - CONDENSED FINANCIAL INFORMATION
The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are found in this SAI.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for Contracts is found in Appendix B to the prospectus. AUV information listing the additional combination of charges for Contracts for the Calendar year ended December 31, 2008; December 31, 2007; December 31, 2006; December 31, 2005; December 31, 2004 and for the period from inception (on or about May 5, 2003) until December 31, 2003 is found below. AUV information for Original Contracts are also included in the tables below for the calendar year or period ended: December 31, 2008; December 31, 2007; December 31, 2006; December 31, 2005; December 31, 2004; December 31, 2003; December 31,
2002; December 31, 2001; December 31, 2000; and December 31, 1999.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in this SAI.

KEY TO BENEFIT OPTION*                                                                                   SEPARATE ACCOUNT ANNUAL
                                                                                                                 EXPENSES
VMIV  Allianz Valuemark IV - Original Contracts without the EDB endorsement or a GMIB; and                        1.49%
1                                       Original Contracts with DB Option 1 or DB Option 2 and no GMIB
VMIV  Allianz Valuemark IV - Original Contracts with a GMIB and no EDB endorsement; and                           1.79%
2                                       Original Contracts with DB Option 1or DB Option 2 and a GMIB
VMIV  Allianz Valuemark IV - Original Contracts with the Earnings Protection GMDB and no GMIB                     1.59%
3
VMIV  Allianz Valuemark IV - Original Contracts with the Earnings Protection GMDB and a GMIB                      1.89%
4
VMIV  Allianz Valuemark IV - Currently offered Contracts with the Enhanced GMDB and no GMIB                       2.05%
6
VMIV  Allianz Valuemark IV - Currently offered Contracts with the Earnings Protection GMDB and no GMIB            2.05%
7
VMIV  Allianz Valuemark IV - Currently offered Contracts with the Traditional GMDB and the Traditonal             1.90%
8                                       GMIB
VMIV  Allianz Valuemark IV - Currently offered Contracts with the Enhanced GMDB and the Traditional               2.15%
9                                       GMIB


The following Investment Options commenced operations under this Contract after December 31, 2008. Therefore, no AUV information is shown for them: AZL Balanced Index Strategy Fund; AZL International Index Fund; and AZL Moderate Index Strategy Fund.



      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

(Number of Accumulation Units in thousands)



                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL AIM International Equity Fund
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  8.079        4
 12/31/2003  8.079 10.120        8
 12/31/2004 10.120 12.176       40
 12/31/2005 12.176 13.959       38
 12/31/2006 13.959 17.472       94
 12/31/2007 17.472 19.729       73
 12/31/2008 19.729 11.369       61
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  8.063        3
 12/31/2003  8.063 10.069        4
 12/31/2004 10.069 12.078        7
 12/31/2005 12.078 13.806       12
 12/31/2006 13.806 17.229       18
 12/31/2007 17.229 19.396       24
 12/31/2008 19.396 11.144       21
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  8.073        0
 12/31/2003  8.073 10.103        0
 12/31/2004 10.103 12.143        0
 12/31/2005 12.143 13.908        0
 12/31/2006 13.908 17.391        2
 12/31/2007 17.391 19.618        2
 12/31/2008 19.618 11.293        2
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  8.057        0
 12/31/2003  8.057 10.052        0
 12/31/2004 10.052 12.046        0
 12/31/2005 12.046 13.755        1
 12/31/2006 13.755 17.149        2
 12/31/2007 17.149 19.287        2
 12/31/2008 19.287 11.069        3
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.025        1
 12/31/2004 10.025 11.995        4
 12/31/2005 11.995 13.675        4
 12/31/2006 13.675 17.021        4
 12/31/2007 17.021 19.112        4
 12/31/2008 19.112 10.952        4

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.025        0
 12/31/2004 10.025 11.995        0
 12/31/2005 11.995 13.675        0
 12/31/2006 13.675 17.021        0
 12/31/2007 17.021 19.112        0
 12/31/2008 19.112 10.952        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.051        1
 12/31/2004 10.051 12.043        2
 12/31/2005 12.043 13.750        3
 12/31/2006 13.750 17.141        2
 12/31/2007 17.141 19.276        3
 12/31/2008 19.276 11.062        2
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.009        0
 12/31/2004 10.009 11.962        1
 12/31/2005 11.962 13.625        3
 12/31/2006 13.625 16.942        6
 12/31/2007 16.942 19.004        7
 12/31/2008 19.004 10.879        5
AZL BlackRock Capital Appreciation Fund
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.960       22
 12/31/2006 11.960 11.969       17
 12/31/2007 11.969 13.078       38
 12/31/2008 13.078  8.198       39
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.936        3
 12/31/2006 11.936 11.909       17
 12/31/2007 11.909 12.974        9
 12/31/2008 12.974  8.108        9

      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.952        0
 12/31/2006 11.952 11.949        0
 12/31/2007 11.949 13.043        0
 12/31/2008 13.043  8.168        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.928        0
 12/31/2006 11.928 11.889        0
 12/31/2007 11.889 12.939        0
 12/31/2008 12.939  8.079        0
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.915        0
 12/31/2006 11.915 11.857        0
 12/31/2007 11.857 12.884        0
 12/31/2008 12.884  8.031        0
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.915        0
 12/31/2006 11.915 11.857        0
 12/31/2007 11.857 12.884        0
 12/31/2008 12.884  8.031        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.927        0
 12/31/2006 11.927 11.887        0
 12/31/2007 11.887 12.936        0
 12/31/2008 12.936  8.076        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.907        1
 12/31/2006 11.907 11.838        1
 12/31/2007 11.838 12.850        1
 12/31/2008 12.850  8.002        1
AZL Columbia Mid Cap Value Fund
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.071        4
 12/31/2007 10.071 10.303       11
 12/31/2008 10.303  4.857       14
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.050        0
 12/31/2007 10.050 10.252        7
 12/31/2008 10.252  4.818        9
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.064        0
 12/31/2007 10.064 10.286        0
 12/31/2008 10.286  4.844        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.044        0
 12/31/2007 10.044 10.234        0
 12/31/2008 10.234  4.805        0

      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.033        0
 12/31/2007 10.033 10.207        0
 12/31/2008 10.207  4.785        0
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.033        0
 12/31/2007 10.033 10.207        0
 12/31/2008 10.207  4.785        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.043        0
 12/31/2007 10.043 10.233        0
 12/31/2008 10.233  4.804        0
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.026        1
 12/31/2007 10.026 10.190        0
 12/31/2008 10.190  4.772        0
AZL Columbia Small Cap Value Fund
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 12.050        8
 12/31/2005 12.050 12.275       20
 12/31/2006 12.275 13.715       25
 12/31/2007 13.715 12.398       23
 12/31/2008 12.398  8.295       15

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 12.026        2
 12/31/2005 12.026 12.214        2
 12/31/2006 12.214 13.606        4
 12/31/2007 13.606 12.263        3
 12/31/2008 12.263  8.180        3
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 12.042        0
 12/31/2005 12.042 12.255        0
 12/31/2006 12.255 13.679        0
 12/31/2007 13.679 12.353        0
 12/31/2008 12.353  8.256        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 12.018        0
 12/31/2005 12.018 12.194        0
 12/31/2006 12.194 13.570        0
 12/31/2007 13.570 12.218        0
 12/31/2008 12.218  8.141        0
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 12.005        0
 12/31/2005 12.005 12.161        0
 12/31/2006 12.161 13.512        0
 12/31/2007 13.512 12.146        0
 12/31/2008 12.146  8.081        0
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 12.005        0
 12/31/2005 12.005 12.161        0
 12/31/2006 12.161 13.512        0
 12/31/2007 13.512 12.146        0
 12/31/2008 12.146  8.081        0

      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 12.017        1
 12/31/2005 12.017 12.192        1
 12/31/2006 12.192 13.566        1
 12/31/2007 13.566 12.213        1
 12/31/2008 12.213  8.138        1
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.997        2
 12/31/2005 11.997 12.141        2
 12/31/2006 12.141 13.476        1
 12/31/2007 13.476 12.101        1
 12/31/2008 12.101  8.043        1
AZL Davis NY Venture Fund
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.441       80
 12/31/2002 10.441  7.800      192
 12/31/2003  7.800  9.946      210
 12/31/2004  9.946 10.833      259
 12/31/2005 10.833 11.706      311
 12/31/2006 11.706 13.138      334
 12/31/2007 13.138 13.480      319
 12/31/2008 13.480  7.901      440
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.436        0
 12/31/2002 10.436  7.773        7
 12/31/2003  7.773  9.881       19
 12/31/2004  9.881 10.730       20
 12/31/2005 10.730 11.561       37
 12/31/2006 11.561 12.936       45
 12/31/2007 12.936 13.233       59
 12/31/2008 13.233  7.733       97
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.440        0
 12/31/2002 10.440  7.791        2
 12/31/2003  7.791  9.924        2
 12/31/2004  9.924 10.798        2
 12/31/2005 10.798 11.658        2
 12/31/2006 11.658 13.070        2
 12/31/2007 13.070 13.397        0
 12/31/2008 13.397  7.845        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.435        0
 12/31/2002 10.435  7.764       10
 12/31/2003  7.764  9.860        9
 12/31/2004  9.860 10.696       11
 12/31/2005 10.696 11.513       11
 12/31/2006 11.513 12.870       11
 12/31/2007 12.870 13.151       11
 12/31/2008 13.151  7.678       25
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.826        1
 12/31/2004  9.826 10.642        7
 12/31/2005 10.642 11.437        7
 12/31/2006 11.437 12.764        2
 12/31/2007 12.764 13.022        2
 12/31/2008 13.022  7.590        6
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.826        0
 12/31/2004  9.826 10.642        0
 12/31/2005 10.642 11.437        0
 12/31/2006 11.437 12.764        0
 12/31/2007 12.764 13.022        0
 12/31/2008 13.022  7.590        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.858        0
 12/31/2004  9.858 10.693        1
 12/31/2005 10.693 11.508        1
 12/31/2006 11.508 12.863        1
 12/31/2007 12.863 13.143        6
 12/31/2008 13.143  7.672        7
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.805        2
 12/31/2004  9.805 10.609        3
 12/31/2005 10.609 11.389        3
 12/31/2006 11.389 12.698        5
 12/31/2007 12.698 12.942        6
 12/31/2008 12.942  7.536       13

      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL Dreyfus Equity Growth Fund
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.525       51
 12/31/2002 10.525  7.185      117
 12/31/2003  7.185  8.796      152
 12/31/2004  8.796  9.334      108
 12/31/2005  9.334  9.616       91
 12/31/2006  9.616 10.699       91
 12/31/2007 10.699 11.462      217
 12/31/2008 11.462  6.591      116
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.520        0
 12/31/2002 10.520  7.160       35
 12/31/2003  7.160  8.739       63
 12/31/2004  8.739  9.246       66
 12/31/2005  9.246  9.496       54
 12/31/2006  9.496 10.534       50
 12/31/2007 10.534 11.252      103
 12/31/2008 11.252  6.451       98
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.523        0
 12/31/2002 10.523  7.177        0
 12/31/2003  7.177  8.777        0
 12/31/2004  8.777  9.304        0
 12/31/2005  9.304  9.576        0
 12/31/2006  9.576 10.644        0
 12/31/2007 10.644 11.392        0
 12/31/2008 11.392  6.544        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.518        0
 12/31/2002 10.518  7.152        6
 12/31/2003  7.152  8.720        6
 12/31/2004  8.720  9.217        6
 12/31/2005  9.217  9.457        7
 12/31/2006  9.457 10.480        6
 12/31/2007 10.480 11.183       16
 12/31/2008 11.183  6.405       15
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.690        0
 12/31/2004  8.690  9.170       11
 12/31/2005  9.170  9.394       11
 12/31/2006  9.394 10.394        6
 12/31/2007 10.394 11.073        9
 12/31/2008 11.073  6.332        8

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.690        0
 12/31/2004  8.690  9.170        0
 12/31/2005  9.170  9.394        0
 12/31/2006  9.394 10.394        0
 12/31/2007 10.394 11.073        0
 12/31/2008 11.073  6.332        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.718        2
 12/31/2004  8.718  9.214        3
 12/31/2005  9.214  9.453        4
 12/31/2006  9.453 10.475        3
 12/31/2007 10.475 11.176        8
 12/31/2008 11.176  6.400        7
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.671        2
 12/31/2004  8.671  9.141        2
 12/31/2005  9.141  9.355        3
 12/31/2006  9.355 10.341        2
 12/31/2007 10.341 11.005        8
 12/31/2008 11.005  6.287        7
AZL Eaton Vance Large Cap Value Fund
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.343      254
 12/31/2002  9.343  7.376      470
 12/31/2003  7.376  9.485      524
 12/31/2004  9.485 10.944      534
 12/31/2005 10.944 11.206      475
 12/31/2006 11.206 12.781      430
 12/31/2007 12.781 12.312      445
 12/31/2008 12.312  7.740      326
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.325        0
 12/31/2002  9.325  7.339      122
 12/31/2003  7.339  9.410      186
 12/31/2004  9.410 10.824      199
 12/31/2005 10.824 11.050      187
 12/31/2006 11.050 12.565      190
 12/31/2007 12.565 12.067      183
 12/31/2008 12.067  7.564      134

      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.337        0
 12/31/2002  9.337  7.363        1
 12/31/2003  7.363  9.460        1
 12/31/2004  9.460 10.904        0
 12/31/2005 10.904 11.154        0
 12/31/2006 11.154 12.709        0
 12/31/2007 12.709 12.230        0
 12/31/2008 12.230  7.681        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.318        0
 12/31/2002  9.318  7.327       38
 12/31/2003  7.327  9.384       36
 12/31/2004  9.384 10.784       32
 12/31/2005 10.784 10.998       31
 12/31/2006 10.998 12.494       21
 12/31/2007 12.494 11.987       12
 12/31/2008 11.987  7.506       15
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.344        6
 12/31/2004  9.344 10.721        5
 12/31/2005 10.721 10.916        5
 12/31/2006 10.916 12.382        5
 12/31/2007 12.382 11.860        7
 12/31/2008 11.860  7.414        6
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.344        0
 12/31/2004  9.344 10.721        0
 12/31/2005 10.721 10.916        0
 12/31/2006 10.916 12.382        0
 12/31/2007 12.382 11.860        0
 12/31/2008 11.860  7.414        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.382        2
 12/31/2004  9.382 10.781        3
 12/31/2005 10.781 10.993        4
 12/31/2006 10.993 12.487        4
 12/31/2007 12.487 11.979        6
 12/31/2008 11.979  7.500        5

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.320        2
 12/31/2004  9.320 10.682        4
 12/31/2005 10.682 10.866        6
 12/31/2006 10.866 12.312        6
 12/31/2007 12.312 11.781       11
 12/31/2008 11.781  7.358       10
AZL Franklin Small Cap Value Fund
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.710       26
 12/31/2004 12.710 15.413       58
 12/31/2005 15.413 16.254       94
 12/31/2006 16.254 18.483      105
 12/31/2007 18.483 17.412       84
 12/31/2008 17.412 11.368       79
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.684        1
 12/31/2004 12.684 15.336        4
 12/31/2005 15.336 16.124       12
 12/31/2006 16.124 18.280       20
 12/31/2007 18.280 17.170       16
 12/31/2008 17.170 11.176       18
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.701        0
 12/31/2004 12.701 15.388        0
 12/31/2005 15.388 16.211        0
 12/31/2006 16.211 18.415        1
 12/31/2007 18.415 17.331        1
 12/31/2008 17.331 11.303        1
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.676        0
 12/31/2004 12.676 15.311        0
 12/31/2005 15.311 16.081        0
 12/31/2006 16.081 18.213        0
 12/31/2007 18.213 17.089        2
 12/31/2008 17.089 11.112        3

       The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.662        1
 12/31/2004 12.662 15.270        0
 12/31/2005 15.270 16.013        0
 12/31/2006 16.013 18.107        0
 12/31/2007 18.107 16.962        1
 12/31/2008 16.962 11.012        1
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.662        0
 12/31/2004 12.662 15.270        0
 12/31/2005 15.270 16.013        0
 12/31/2006 16.013 18.107        0
 12/31/2007 18.107 16.962        0
 12/31/2008 16.962 11.012        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.675        1
 12/31/2004 12.675 15.308        3
 12/31/2005 15.308 16.077        3
 12/31/2006 16.077 18.207        4
 12/31/2007 18.207 17.081        3
 12/31/2008 17.081 11.106        3
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.654        0
 12/31/2004 12.654 15.244        2
 12/31/2005 15.244 15.970        3
 12/31/2006 15.970 18.041        4
 12/31/2007 18.041 16.883        4
 12/31/2008 16.883 10.950        3
AZL Fusion Balanced Fund
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.623      152
 12/31/2006 10.623 11.460       98
 12/31/2007 11.460 12.092      155
 12/31/2008 12.092  8.644      173

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.602        0
 12/31/2006 10.602 11.402        1
 12/31/2007 11.402 11.996        3
 12/31/2008 11.996  8.549       43
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.616        0
 12/31/2006 10.616 11.440        0
 12/31/2007 11.440 12.060        0
 12/31/2008 12.060  8.612        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.595        0
 12/31/2006 10.595 11.383        0
 12/31/2007 11.383 11.964        0
 12/31/2008 11.964  8.517        0
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.583        0
 12/31/2006 10.583 11.353        0
 12/31/2007 11.353 11.913        0
 12/31/2008 11.913  8.467        0
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.583        0
 12/31/2006 10.583 11.353        0
 12/31/2007 11.353 11.913        0
 12/31/2008 11.913  8.467        0

      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.594       12
 12/31/2006 10.594 11.381        3
 12/31/2007 11.381 11.960        3
 12/31/2008 11.960  8.514        3
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.576        1
 12/31/2006 10.576 11.334        1
 12/31/2007 11.334 11.881        2
 12/31/2008 11.881  8.436        5
AZL Fusion Growth Fund
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.098       28
 12/31/2006 11.098 12.269       51
 12/31/2007 12.269 12.782       57
 12/31/2008 12.782  7.689       41
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.076       17
 12/31/2006 11.076 12.208       15
 12/31/2007 12.208 12.680       19
 12/31/2008 12.680  7.605       21
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.091        0
 12/31/2006 11.091 12.249        0
 12/31/2007 12.249 12.748        0
 12/31/2008 12.748  7.661        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.069        1
 12/31/2006 11.069 12.188        1
 12/31/2007 12.188 12.646        2
 12/31/2008 12.646  7.577        2
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.057        2
 12/31/2006 11.057 12.155        0
 12/31/2007 12.155 12.592        0
 12/31/2008 12.592  7.533        1
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.057        0
 12/31/2006 11.057 12.155        0
 12/31/2007 12.155 12.592        0
 12/31/2008 12.592  7.533        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.068       15
 12/31/2006 11.068 12.186       20
 12/31/2007 12.186 12.643       22
 12/31/2008 12.643  7.574       20
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.049        7
 12/31/2006 11.049 12.135        7
 12/31/2007 12.135 12.559        7
 12/31/2008 12.559  7.505        4

      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL Fusion Moderate Fund
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.801      151
 12/31/2006 10.801 11.782       99
 12/31/2007 11.782 12.366       89
 12/31/2008 12.366  8.192      165
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.780        4
 12/31/2006 10.780 11.723        6
 12/31/2007 11.723 12.267        9
 12/31/2008 12.267  8.102       10
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.794        0
 12/31/2006 10.794 11.762        0
 12/31/2007 11.762 12.333        0
 12/31/2008 12.333  8.162        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.772        0
 12/31/2006 10.772 11.704        3
 12/31/2007 11.704 12.235        4
 12/31/2008 12.235  8.073        1
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.761        0
 12/31/2006 10.761 11.672        1
 12/31/2007 11.672 12.182        1
 12/31/2008 12.182  8.025        2

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.761        0
 12/31/2006 10.761 11.672        0
 12/31/2007 11.672 12.182        0
 12/31/2008 12.182  8.025        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.772        3
 12/31/2006 10.772 11.702        5
 12/31/2007 11.702 12.231        6
 12/31/2008 12.231  8.070        7
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.754        3
 12/31/2006 10.754 11.653        8
 12/31/2007 11.653 12.150        8
 12/31/2008 12.150  7.996        6
AZL JPMorgan U.S. Equity Fund
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.752       23
 12/31/2005 10.752 11.171       23
 12/31/2006 11.171 12.612       45
 12/31/2007 12.612 12.897       29
 12/31/2008 12.897  7.791       29
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.731        0
 12/31/2005 10.731 11.115        0
 12/31/2006 11.115 12.512        4
 12/31/2007 12.512 12.755        5
 12/31/2008 12.755  7.682        3

      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.745        0
 12/31/2005 10.745 11.153        0
 12/31/2006 11.153 12.579        0
 12/31/2007 12.579 12.849        0
 12/31/2008 12.849  7.755        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.723        0
 12/31/2005 10.723 11.097        0
 12/31/2006 11.097 12.479        0
 12/31/2007 12.479 12.709        0
 12/31/2008 12.709  7.647        0
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.712        3
 12/31/2005 10.712 11.067        3
 12/31/2006 11.067 12.426        3
 12/31/2007 12.426 12.634        3
 12/31/2008 12.634  7.590        3
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.712        0
 12/31/2005 10.712 11.067        0
 12/31/2006 11.067 12.426        0
 12/31/2007 12.426 12.634        0
 12/31/2008 12.634  7.590        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.723        1
 12/31/2005 10.723 11.095        2
 12/31/2006 11.095 12.475        2
 12/31/2007 12.475 12.704        2
 12/31/2008 12.704  7.643        2

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.705        2
 12/31/2005 10.705 11.049        3
 12/31/2006 11.049 12.392        3
 12/31/2007 12.392 12.588        3
 12/31/2008 12.588  7.554        3
AZL MFS Investors Trust Fund
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.238       80
 12/31/2006 12.238 13.600       95
 12/31/2007 13.600 14.835       89
 12/31/2008 14.835  8.753      116
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.214       19
 12/31/2006 12.214 13.532       27
 12/31/2007 13.532 14.717       28
 12/31/2008 14.717  8.657       91
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.230        0
 12/31/2006 12.230 13.577        0
 12/31/2007 13.577 14.796        0
 12/31/2008 14.796  8.721        1
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.206        1
 12/31/2006 12.206 13.509        0
 12/31/2007 13.509 14.677        0
 12/31/2008 14.677  8.626        4

      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.193        0
 12/31/2006 12.193 13.473        0
 12/31/2007 13.473 14.615        0
 12/31/2008 14.615  8.575        0
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.193        0
 12/31/2006 12.193 13.473        0
 12/31/2007 13.473 14.615        0
 12/31/2008 14.615  8.575        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.205        1
 12/31/2006 12.205 13.507        1
 12/31/2007 13.507 14.674        1
 12/31/2008 14.674  8.622        3
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.184        2
 12/31/2006 12.184 13.451        2
 12/31/2007 13.451 14.576        2
 12/31/2008 14.576  8.544        5
AZL Money Market Fund
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.561      659
 12/31/2002 10.561 10.493     1886
 12/31/2003 10.493 10.373     1173
 12/31/2004 10.373 10.288      955
 12/31/2005 10.288 10.397     1424
 12/31/2006 10.397 10.699     1422
 12/31/2007 10.699 11.046     1576
 12/31/2008 11.046 11.148     1588

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.501        1
 12/31/2002 10.501 10.401      117
 12/31/2003 10.401 10.252       82
 12/31/2004 10.252 10.138       66
 12/31/2005 10.138 10.214       69
 12/31/2006 10.214 10.479      414
 12/31/2007 10.479 10.787      284
 12/31/2008 10.787 10.854      237
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.541        0
 12/31/2002 10.541 10.462        0
 12/31/2003 10.462 10.333        0
 12/31/2004 10.333 10.238        0
 12/31/2005 10.238 10.336        1
 12/31/2006 10.336 10.625        1
 12/31/2007 10.625 10.959        1
 12/31/2008 10.959 11.049        1
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.481        1
 12/31/2002 10.481 10.371       26
 12/31/2003 10.371 10.212       50
 12/31/2004 10.212 10.088       43
 12/31/2005 10.088 10.154       54
 12/31/2006 10.154 10.407       50
 12/31/2007 10.407 10.701       59
 12/31/2008 10.701 10.757       50
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.148        0
 12/31/2004 10.148 10.009        0
 12/31/2005 10.009 10.058        2
 12/31/2006 10.058 10.292        2
 12/31/2007 10.292 10.567        0
 12/31/2008 10.567 10.605        4
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.148        0
 12/31/2004 10.148 10.009        0
 12/31/2005 10.009 10.058        0
 12/31/2006 10.058 10.292        0
 12/31/2007 10.292 10.567        0
 12/31/2008 10.567 10.605        0

      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.208        2
 12/31/2004 10.208 10.083        6
 12/31/2005 10.083 10.148       11
 12/31/2006 10.148 10.400       61
 12/31/2007 10.400 10.693        9
 12/31/2008 10.693 10.748       59
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.108        4
 12/31/2004 10.108  9.960        6
 12/31/2005  9.960  9.999        7
 12/31/2006  9.999 10.222        6
 12/31/2007 10.222 10.483        4
 12/31/2008 10.483 10.510        9
AZL OCC Opportunity Fund
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  8.009        8
 12/31/2003  8.009 12.786       89
 12/31/2004 12.786 13.574       39
 12/31/2005 13.574 14.053       24
 12/31/2006 14.053 15.463       28
 12/31/2007 15.463 16.587       29
 12/31/2008 16.587  8.635       13
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  7.993        1
 12/31/2003  7.993 12.722       18
 12/31/2004 12.722 13.466       19
 12/31/2005 13.466 13.899       21
 12/31/2006 13.899 15.248       22
 12/31/2007 15.248 16.307       22
 12/31/2008 16.307  8.464       22
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  8.004        0
 12/31/2003  8.004 12.765        0
 12/31/2004 12.765 13.538        0
 12/31/2005 13.538 14.002        0
 12/31/2006 14.002 15.391        0
 12/31/2007 15.391 16.493        0
 12/31/2008 16.493  8.578        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  7.988        0
 12/31/2003  7.988 12.701        1
 12/31/2004 12.701 13.430        1
 12/31/2005 13.430 13.849        1
 12/31/2006 13.849 15.177        1
 12/31/2007 15.177 16.215        1
 12/31/2008 16.215  8.408        1
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.667        1
 12/31/2004 12.667 13.373        2
 12/31/2005 13.373 13.767        2
 12/31/2006 13.767 15.064        2
 12/31/2007 15.064 16.068        2
 12/31/2008 16.068  8.319        1
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.667        0
 12/31/2004 12.667 13.373        0
 12/31/2005 13.373 13.767        0
 12/31/2006 13.767 15.064        0
 12/31/2007 15.064 16.068        0
 12/31/2008 16.068  8.319        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.699        2
 12/31/2004 12.699 13.426        4
 12/31/2005 13.426 13.843        5
 12/31/2006 13.843 15.170        5
 12/31/2007 15.170 16.205        5
 12/31/2008 16.205  8.402        4
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.646        2
 12/31/2004 12.646 13.337        5
 12/31/2005 13.337 13.717        5
 12/31/2006 13.717 14.994        5
 12/31/2007 14.994 15.977        6
 12/31/2008 15.977  8.263        5

      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL S&P 500 Index Fund
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.891        7
 12/31/2008  9.891  6.094      587
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.871        3
 12/31/2008  9.871  6.064       95
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.884        0
 12/31/2008  9.884  6.084        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.864        0
 12/31/2008  9.864  6.054       18
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  8.138        0
 12/31/2008  8.138  4.986        5

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  8.138        0
 12/31/2008  8.138  4.986        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  8.158        0
 12/31/2008  8.158  5.006        9
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  8.125        0
 12/31/2008  8.125  4.973        7
AZL Schroder Emerging Markets Equity Fund - Class 1
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 13.646        9
 12/31/2008 13.646  6.478     1308
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 13.618        1
 12/31/2008 13.618  6.445       43

      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 13.637        0
 12/31/2008 13.637  6.467        1
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 13.609        0
 12/31/2008 13.609  6.434        7
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 13.595        0
 12/31/2008 13.595  6.417        1
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 13.595        0
 12/31/2008 13.595  6.417        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 13.608        1
 12/31/2008 13.608  6.433        4

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 13.585        1
 12/31/2008 13.585  6.406        7
AZL Schroder Emerging Markets Equity Fund - Class 2
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.465       15
 12/31/2007 10.465 13.435       52
 12/31/2008 13.435  6.368       36
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.444        1
 12/31/2007 10.444 13.368        5
 12/31/2008 13.368  6.317        3
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.458        0
 12/31/2007 10.458 13.413        0
 12/31/2008 13.413  6.351        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.437        0
 12/31/2007 10.437 13.345        0
 12/31/2008 13.345  6.300        1

      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.426        0
 12/31/2007 10.426 13.310        0
 12/31/2008 13.310  6.273        0
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.426        0
 12/31/2007 10.426 13.310        0
 12/31/2008 13.310  6.273        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.436        0
 12/31/2007 10.436 13.343        3
 12/31/2008 13.343  6.299        1
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.419        1
 12/31/2007 10.419 13.287        2
 12/31/2008 13.287  6.257        2
AZL Small Cap Stock Index Fund
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.324        1
 12/31/2008  9.324  6.343      106

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.305        0
 12/31/2008  9.305  6.311       56
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.317        0
 12/31/2008  9.317  6.332        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.299        0
 12/31/2008  9.299  6.301        5
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.289        0
 12/31/2008  9.289  6.284        2
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.289        0
 12/31/2008  9.289  6.284        0

      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.298        0
 12/31/2008  9.298  6.300       11
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.282        0
 12/31/2008  9.282  6.273        9
AZL Turner Quantitative Small Cap Growth Fund
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.118       10
 12/31/2006 11.118 12.193        7
 12/31/2007 12.193 12.741       17
 12/31/2008 12.741  7.111        4
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.096        1
 12/31/2006 11.096 12.132        3
 12/31/2007 12.132 12.639        0
 12/31/2008 12.639  7.033        0
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.111        0
 12/31/2006 11.111 12.173        0
 12/31/2007 12.173 12.707        0
 12/31/2008 12.707  7.085        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.088        0
 12/31/2006 11.088 12.112        0
 12/31/2007 12.112 12.606        0
 12/31/2008 12.606  7.007        0
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.077        0
 12/31/2006 11.077 12.080        0
 12/31/2007 12.080 12.552        0
 12/31/2008 12.552  6.966        0
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.077        0
 12/31/2006 11.077 12.080        0
 12/31/2007 12.080 12.552        0
 12/31/2008 12.552  6.966        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.088        0
 12/31/2006 11.088 12.110        1
 12/31/2007 12.110 12.602        1
 12/31/2008 12.602  7.005        0
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.069        0
 12/31/2006 11.069 12.060        1
 12/31/2007 12.060 12.518        2
 12/31/2008 12.518  6.940        0

      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
AZL Van Kampen Equity and Income Fund
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.803       22
 12/31/2005 10.803 11.363       49
 12/31/2006 11.363 12.597       77
 12/31/2007 12.597 12.790       79
 12/31/2008 12.790  9.586       65
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.782        3
 12/31/2005 10.782 11.306       13
 12/31/2006 11.306 12.496       25
 12/31/2007 12.496 12.650       28
 12/31/2008 12.650  9.453       27
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.796        0
 12/31/2005 10.796 11.344        0
 12/31/2006 11.344 12.563        0
 12/31/2007 12.563 12.743        0
 12/31/2008 12.743  9.541        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.774        0
 12/31/2005 10.774 11.287        0
 12/31/2006 11.287 12.463        2
 12/31/2007 12.463 12.603        2
 12/31/2008 12.603  9.409        3
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.763        3
 12/31/2005 10.763 11.257        3
 12/31/2006 11.257 12.410        3
 12/31/2007 12.410 12.529        0
 12/31/2008 12.529  9.338        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.763        0
 12/31/2005 10.763 11.257        0
 12/31/2006 11.257 12.410        0
 12/31/2007 12.410 12.529        0
 12/31/2008 12.529  9.338        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.774        0
 12/31/2005 10.774 11.285        1
 12/31/2006 11.285 12.460        2
 12/31/2007 12.460 12.599        1
 12/31/2008 12.599  9.404        1
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.756        3
 12/31/2005 10.756 11.238        5
 12/31/2006 11.238 12.377        4
 12/31/2007 12.377 12.483        4
 12/31/2008 12.483  9.295        3
AZL Van Kampen Global Real Estate Fund
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 12.045        9
 12/31/2007 12.045 10.835       39
 12/31/2008 10.835  5.782       37
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 12.020        3
 12/31/2007 12.020 10.781        5
 12/31/2008 10.781  5.736        8

      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 12.036        0
 12/31/2007 12.036 10.817        2
 12/31/2008 10.817  5.767        2
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 12.012        0
 12/31/2007 12.012 10.763        0
 12/31/2008 10.763  5.721        0
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 11.999        1
 12/31/2007 11.999 10.734        1
 12/31/2008 10.734  5.696        1
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 11.999        0
 12/31/2007 11.999 10.734        0
 12/31/2008 10.734  5.696        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 12.011        2
 12/31/2007 12.011 10.761        1
 12/31/2008 10.761  5.719        2

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 11.991        1
 12/31/2007 11.991 10.716        1
 12/31/2008 10.716  5.681        1
AZL Van Kampen Growth and Income Fund
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.662      116
 12/31/2002  9.662  8.119      206
 12/31/2003  8.119 10.195      300
 12/31/2004 10.195 11.431      281
 12/31/2005 11.431 12.303      263
 12/31/2006 12.303 14.049      248
 12/31/2007 14.049 14.206      197
 12/31/2008 14.206  9.397      161
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.642        0
 12/31/2002  9.642  8.078      121
 12/31/2003  8.078 10.114      216
 12/31/2004 10.114 11.306      209
 12/31/2005 11.306 12.132      201
 12/31/2006 12.132 13.812      212
 12/31/2007 13.812 13.924      174
 12/31/2008 13.924  9.183      133
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.655        0
 12/31/2002  9.655  8.105        0
 12/31/2003  8.105 10.168        0
 12/31/2004 10.168 11.389        0
 12/31/2005 11.389 12.246        0
 12/31/2006 12.246 13.969        0
 12/31/2007 13.969 14.111        0
 12/31/2008 14.111  9.325        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.636        0
 12/31/2002  9.636  8.064        6
 12/31/2003  8.064 10.087        7
 12/31/2004 10.087 11.265        6
 12/31/2005 11.265 12.075        7
 12/31/2006 12.075 13.734        6
 12/31/2007 13.734 13.831        5
 12/31/2008 13.831  9.113        5

      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.044        2
 12/31/2004 10.044 11.199        2
 12/31/2005 11.199 11.985        2
 12/31/2006 11.985 13.610        2
 12/31/2007 13.610 13.684        2
 12/31/2008 13.684  9.001        2
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.044        0
 12/31/2004 10.044 11.199        0
 12/31/2005 11.199 11.985        0
 12/31/2006 11.985 13.610        0
 12/31/2007 13.610 13.684        0
 12/31/2008 13.684  9.001        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.084        2
 12/31/2004 10.084 11.260        4
 12/31/2005 11.260 12.070        5
 12/31/2006 12.070 13.726        5
 12/31/2007 13.726 13.822        4
 12/31/2008 13.822  9.106        5
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.017        6
 12/31/2004 10.017 11.157        9
 12/31/2005 11.157 11.930        9
 12/31/2006 11.930 13.533        8
 12/31/2007 13.533 13.593        7
 12/31/2008 13.593  8.932        7
AZL Van Kampen International Equity Fund
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.267       17
 12/31/2004 12.267 13.560       48
 12/31/2005 13.560 14.916       56
 12/31/2006 14.916 17.819       76
 12/31/2007 17.819 19.278       68
 12/31/2008 19.278 13.567       51

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.242       11
 12/31/2004 12.242 13.492       18
 12/31/2005 13.492 14.797       25
 12/31/2006 14.797 17.624       32
 12/31/2007 17.624 19.010       18
 12/31/2008 19.010 13.338       19
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.259        0
 12/31/2004 12.259 13.537        0
 12/31/2005 13.537 14.876        0
 12/31/2006 14.876 17.754        0
 12/31/2007 17.754 19.188        0
 12/31/2008 19.188 13.490        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.234        0
 12/31/2004 12.234 13.470        0
 12/31/2005 13.470 14.757        0
 12/31/2006 14.757 17.560        1
 12/31/2007 17.560 18.921        0
 12/31/2008 18.921 13.263        0
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.221        0
 12/31/2004 12.221 13.434        2
 12/31/2005 13.434 14.694        2
 12/31/2006 14.694 17.457        2
 12/31/2007 17.457 18.780        0
 12/31/2008 18.780 13.143        0
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.221        0
 12/31/2004 12.221 13.434        0
 12/31/2005 13.434 14.694        0
 12/31/2006 14.694 17.457        0
 12/31/2007 17.457 18.780        0
 12/31/2008 18.780 13.143        0

      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.233        0
 12/31/2004 12.233 13.467        1
 12/31/2005 13.467 14.753        2
 12/31/2006 14.753 17.553        2
 12/31/2007 17.553 18.912        1
 12/31/2008 18.912 13.255        2
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.213        0
 12/31/2004 12.213 13.411        2
 12/31/2005 13.411 14.655        4
 12/31/2006 14.655 17.393        4
 12/31/2007 17.393 18.692        4
 12/31/2008 18.692 13.068        4


AZL Van Kampen Mid Cap Growth Fund
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.514       58
 12/31/2002  9.514  7.101       81
 12/31/2003  7.101  8.985      115
 12/31/2004  8.985 10.731      127
 12/31/2005 10.731 12.428      141
 12/31/2006 12.428 13.372      139
 12/31/2007 13.372 16.096      189
 12/31/2008 16.096  8.163      167
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.495        0
 12/31/2002  9.495  7.065       17
 12/31/2003  7.065  8.913       25
 12/31/2004  8.913 10.614       27
 12/31/2005 10.614 12.255       44
 12/31/2006 12.255 13.146       40
 12/31/2007 13.146 15.777       69
 12/31/2008 15.777  7.978       45
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.508        0
 12/31/2002  9.508  7.089        1
 12/31/2003  7.089  8.961        1
 12/31/2004  8.961 10.692        1
 12/31/2005 10.692 12.370        0
 12/31/2006 12.370 13.296        0
 12/31/2007 13.296 15.989        0
 12/31/2008 15.989  8.101        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.489        0
 12/31/2002  9.489  7.054        1
 12/31/2003  7.054  8.890        2
 12/31/2004  8.890 10.575        2
 12/31/2005 10.575 12.198        3
 12/31/2006 12.198 13.072        4
 12/31/2007 13.072 15.672        3
 12/31/2008 15.672  7.917        3
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.852        1
 12/31/2004  8.852 10.513        9
 12/31/2005 10.513 12.107        7
 12/31/2006 12.107 12.954        2
 12/31/2007 12.954 15.505        3
 12/31/2008 15.505  7.820        2
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.852        0
 12/31/2004  8.852 10.513        0
 12/31/2005 10.513 12.107        0
 12/31/2006 12.107 12.954        0
 12/31/2007 12.954 15.505        0
 12/31/2008 15.505  7.820        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.887        1
 12/31/2004  8.887 10.571        3
 12/31/2005 10.571 12.192        4
 12/31/2006 12.192 13.065        5
 12/31/2007 13.065 15.661        9
 12/31/2008 15.661  7.910        7
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.828        1
 12/31/2004  8.828 10.474        2
 12/31/2005 10.474 12.050        5
 12/31/2006 12.050 12.881        6
 12/31/2007 12.881 15.402        8
 12/31/2008 15.402  7.760        8


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
BlackRock Global Allocation V.I. Fund
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.915       31
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.899        0
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.909        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.893        3
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.885        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.885        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.893        1
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.880        0
Davis VA Financial Portfolio
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  9.627        4
 12/31/2003  9.627 12.534       12
 12/31/2004 12.534 13.622       16
 12/31/2005 13.622 14.546       28
 12/31/2006 14.546 16.984       26
 12/31/2007 16.984 15.720       14
 12/31/2008 15.720  8.307       20
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  9.543       18
 12/31/2003  9.543 12.388       26
 12/31/2004 12.388 13.423       24
 12/31/2005 13.423 14.290       23
 12/31/2006 14.290 16.635       14
 12/31/2007 16.635 15.350        9
 12/31/2008 15.350  8.087        9


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  9.599        0
 12/31/2003  9.599 12.485        0
 12/31/2004 12.485 13.555        0
 12/31/2005 13.555 14.460        0
 12/31/2006 14.460 16.867        0
 12/31/2007 16.867 15.596        0
 12/31/2008 15.596  8.233        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  9.515        0
 12/31/2003  9.515 12.339        1
 12/31/2004 12.339 13.357        1
 12/31/2005 13.357 14.206        1
 12/31/2006 14.206 16.520        1
 12/31/2007 16.520 15.229        1
 12/31/2008 15.229  8.015        1
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.262        3
 12/31/2004 12.262 13.252        0
 12/31/2005 13.252 14.072        0
 12/31/2006 14.072 16.339        0
 12/31/2007 16.339 15.038        0
 12/31/2008 15.038  7.902        0
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.262        0
 12/31/2004 12.262 13.252        0
 12/31/2005 13.252 14.072        0
 12/31/2006 14.072 16.339        0
 12/31/2007 16.339 15.038        0
 12/31/2008 15.038  7.902        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.334        1
 12/31/2004 12.334 13.350        1
 12/31/2005 13.350 14.198        1
 12/31/2006 14.198 16.509        2
 12/31/2007 16.509 15.217        1
 12/31/2008 15.217  8.008        1

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.214        1
 12/31/2004 12.214 13.187        2
 12/31/2005 13.187 13.989        2
 12/31/2006 13.989 16.226        2
 12/31/2007 16.226 14.919        2
 12/31/2008 14.919  7.831        1
Davis VA Value Portfolio
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  7.946       96
 12/31/2003  7.946 10.158      317
 12/31/2004 10.158 11.241      251
 12/31/2005 11.241 12.121      189
 12/31/2006 12.121 13.734      139
 12/31/2007 13.734 14.157      112
 12/31/2008 14.157  8.323       77
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  7.876       64
 12/31/2003  7.876 10.039      137
 12/31/2004 10.039 11.076      118
 12/31/2005 11.076 11.908      109
 12/31/2006 11.908 13.452       98
 12/31/2007 13.452 13.824       94
 12/31/2008 13.824  8.103       73
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  7.923        0
 12/31/2003  7.923 10.118        0
 12/31/2004 10.118 11.186        0
 12/31/2005 11.186 12.049        0
 12/31/2006 12.049 13.639        0
 12/31/2007 13.639 14.045        0
 12/31/2008 14.045  8.249        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  7.854        0
 12/31/2003  7.854 10.000        4
 12/31/2004 10.000 11.022        4
 12/31/2005 11.022 11.837        5
 12/31/2006 11.837 13.359        3
 12/31/2007 13.359 13.715        3
 12/31/2008 13.715  8.031        3


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.937        2
 12/31/2004  9.937 10.935        3
 12/31/2005 10.935 11.726        2
 12/31/2006 11.726 13.212        2
 12/31/2007 13.212 13.543        2
 12/31/2008 13.543  7.917        2
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.937        0
 12/31/2004  9.937 10.935        0
 12/31/2005 10.935 11.726        0
 12/31/2006 11.726 13.212        0
 12/31/2007 13.212 13.543        0
 12/31/2008 13.543  7.917        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.996        3
 12/31/2004  9.996 11.016        4
 12/31/2005 11.016 11.830        3
 12/31/2006 11.830 13.350        3
 12/31/2007 13.350 13.704        3
 12/31/2008 13.704  8.024        3
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.898        1
 12/31/2004  9.898 10.882        2
 12/31/2005 10.882 11.657        3
 12/31/2006 11.657 13.121        3
 12/31/2007 13.121 13.436        4
 12/31/2008 13.436  7.847        3
Franklin Global Real Estate Securities Fund
VMIV 1  1.49%
 12/31/1999    N/A 21.176     1491
 12/31/2000 21.176 27.529     1336
 12/31/2001 27.529 29.340     1185
 12/31/2002 29.340 29.556     1078
 12/31/2003 29.556 39.626      981
 12/31/2004 39.626 51.603      848
 12/31/2005 51.603 57.828      692
 12/31/2006 57.828 68.868      538
 12/31/2007 68.868 53.831      388
 12/31/2008 53.831 30.640      309

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A 26.578        0
 12/31/2001 26.578 28.241        0
 12/31/2002 28.241 28.363       12
 12/31/2003 28.363 37.913       32
 12/31/2004 37.913 49.224       34
 12/31/2005 49.224 54.998       34
 12/31/2006 54.998 65.301       28
 12/31/2007 65.301 50.890       20
 12/31/2008 50.890 28.879       15
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 28.972        0
 12/31/2002 28.972 29.156        0
 12/31/2003 29.156 39.050        0
 12/31/2004 39.050 50.803        0
 12/31/2005 50.803 56.875        0
 12/31/2006 56.875 67.665        0
 12/31/2007 67.665 52.838        0
 12/31/2008 52.838 30.045        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 27.883        0
 12/31/2002 27.883 27.975        6
 12/31/2003 27.975 37.357        6
 12/31/2004 37.357 48.454        7
 12/31/2005 48.454 54.083        7
 12/31/2006 54.083 64.151        6
 12/31/2007 64.151 49.943        6
 12/31/2008 49.943 28.313        5
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 36.484        0
 12/31/2004 36.484 47.246        0
 12/31/2005 47.246 52.650        1
 12/31/2006 52.650 62.352        1
 12/31/2007 62.352 48.465        1
 12/31/2008 48.465 27.431        1
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 36.484        0
 12/31/2004 36.484 47.246        0
 12/31/2005 47.246 52.650        0
 12/31/2006 52.650 62.352        0
 12/31/2007 62.352 48.465        0
 12/31/2008 48.465 27.431        0


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 37.302        1
 12/31/2004 37.302 48.377        2
 12/31/2005 48.377 53.992        2
 12/31/2006 53.992 64.037        2
 12/31/2007 64.037 49.849        2
 12/31/2008 49.849 28.257        2
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 35.949        2
 12/31/2004 35.949 46.506        3
 12/31/2005 46.506 51.774        3
 12/31/2006 51.774 61.254        3
 12/31/2007 61.254 47.563        3
 12/31/2008 47.563 26.894        3
Franklin Growth and Income Securities Fund
VMIV 1  1.49%
 12/31/1999    N/A 25.891     5570
 12/31/2000 25.891 30.099     4691
 12/31/2001 30.099 29.053     4359
 12/31/2002 29.053 24.179     3944
 12/31/2003 24.179 30.030     3430
 12/31/2004 30.030 32.811     2938
 12/31/2005 32.811 33.527     2313
 12/31/2006 33.527 38.664     1762
 12/31/2007 38.664 36.771     1392
 12/31/2008 36.771 23.564     1082
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A 29.059        0
 12/31/2001 29.059 27.964        2
 12/31/2002 27.964 23.204       26
 12/31/2003 23.204 28.732       41
 12/31/2004 28.732 31.299       45
 12/31/2005 31.299 31.886       43
 12/31/2006 31.886 36.662       41
 12/31/2007 36.662 34.762       37
 12/31/2008 34.762 22.209       24
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 28.688        0
 12/31/2002 28.688 23.852        0
 12/31/2003 23.852 29.594        0
 12/31/2004 29.594 32.303        0
 12/31/2005 32.303 32.974        0
 12/31/2006 32.974 37.989        1
 12/31/2007 37.989 36.092        1
 12/31/2008 36.092 23.106        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 27.609        0
 12/31/2002 27.609 22.886        9
 12/31/2003 22.886 28.310       11
 12/31/2004 28.310 30.809       11
 12/31/2005 30.809 31.355       11
 12/31/2006 31.355 36.016       11
 12/31/2007 36.016 34.115       10
 12/31/2008 34.115 21.774        9
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 27.649        1
 12/31/2004 27.649 30.041        4
 12/31/2005 30.041 30.525        4
 12/31/2006 30.525 35.006        6
 12/31/2007 35.006 33.105        0
 12/31/2008 33.105 21.096        0
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 27.649        0
 12/31/2004 27.649 30.041        0
 12/31/2005 30.041 30.525        0
 12/31/2006 30.525 35.006        0
 12/31/2007 35.006 33.105        0
 12/31/2008 33.105 21.096        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 28.269        1
 12/31/2004 28.269 30.760        2
 12/31/2005 30.760 31.303        3
 12/31/2006 31.303 35.952        3
 12/31/2007 35.952 34.051        3
 12/31/2008 34.051 21.731        3
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 27.243        1
 12/31/2004 27.243 29.571        4
 12/31/2005 29.571 30.017        6
 12/31/2006 30.017 34.389        6
 12/31/2007 34.389 32.489        7
 12/31/2008 32.489 20.683        6


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
Franklin High Income Securities Fund
VMIV 1  1.49%
 12/31/1999    N/A 20.695     4117
 12/31/2000 20.695 17.739     3269
 12/31/2001 17.739 18.220     2807
 12/31/2002 18.220 16.236     2443
 12/31/2003 16.236 21.034     2321
 12/31/2004 21.034 22.802     1753
 12/31/2005 22.802 23.302     1317
 12/31/2006 23.302 25.135     1025
 12/31/2007 25.135 25.507      781
 12/31/2008 25.507 19.308      583
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A 17.126        0
 12/31/2001 17.126 17.537        1
 12/31/2002 17.537 15.581       66
 12/31/2003 15.581 20.125      173
 12/31/2004 20.125 21.751       37
 12/31/2005 21.751 22.161       35
 12/31/2006 22.161 23.833       36
 12/31/2007 23.833 24.114       25
 12/31/2008 24.114 18.198       14
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 17.991        0
 12/31/2002 17.991 16.016        0
 12/31/2003 16.016 20.728        0
 12/31/2004 20.728 22.448        0
 12/31/2005 22.448 22.918        0
 12/31/2006 22.918 24.695        0
 12/31/2007 24.695 25.037        0
 12/31/2008 25.037 18.933        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 17.315        0
 12/31/2002 17.315 15.368        4
 12/31/2003 15.368 19.830        8
 12/31/2004 19.830 21.410        5
 12/31/2005 21.410 21.793        4
 12/31/2006 21.793 23.413        4
 12/31/2007 23.413 23.665        1
 12/31/2008 23.665 17.842        1
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 19.366        0
 12/31/2004 19.366 20.876        3
 12/31/2005 20.876 21.216        3
 12/31/2006 21.216 22.757        3
 12/31/2007 22.757 22.965        3
 12/31/2008 22.965 17.286        2

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 19.366        0
 12/31/2004 19.366 20.876        0
 12/31/2005 20.876 21.216        0
 12/31/2006 21.216 22.757        0
 12/31/2007 22.757 22.965        0
 12/31/2008 22.965 17.286        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 19.800       30
 12/31/2004 19.800 21.376        2
 12/31/2005 21.376 21.756        2
 12/31/2006 21.756 23.372        2
 12/31/2007 23.372 23.621        2
 12/31/2008 23.621 17.806        2
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 19.082        1
 12/31/2004 19.082 20.550        1
 12/31/2005 20.550 20.863        1
 12/31/2006 20.863 22.356        1
 12/31/2007 22.356 22.537        1
 12/31/2008 22.537 16.947        1
Franklin Income Securities Fund
VMIV 1  1.49%
 12/31/1999    N/A 24.084     4380
 12/31/2000 24.084 28.421     3577
 12/31/2001 28.421 28.273     3485
 12/31/2002 28.273 27.751     3112
 12/31/2003 27.751 36.118     2857
 12/31/2004 36.118 40.608     2544
 12/31/2005 40.608 40.742     2051
 12/31/2006 40.742 47.556     1693
 12/31/2007 47.556 48.729     1422
 12/31/2008 48.729 33.888     1078
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A 27.439        0
 12/31/2001 27.439 27.214        1
 12/31/2002 27.214 26.632       66
 12/31/2003 26.632 34.557      101
 12/31/2004 34.557 38.737       89
 12/31/2005 38.737 38.748       91
 12/31/2006 38.748 45.094       96
 12/31/2007 45.094 46.067      112
 12/31/2008 46.067 31.940       86


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 27.918        0
 12/31/2002 27.918 27.376        0
 12/31/2003 27.376 35.593        0
 12/31/2004 35.593 39.979        0
 12/31/2005 39.979 40.070        1
 12/31/2006 40.070 46.725        1
 12/31/2007 46.725 47.830        1
 12/31/2008 47.830 33.229        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 26.869        0
 12/31/2002 26.869 26.267        7
 12/31/2003 26.267 34.050       12
 12/31/2004 34.050 38.130       12
 12/31/2005 38.130 38.103       13
 12/31/2006 38.103 44.299       14
 12/31/2007 44.299 45.210       13
 12/31/2008 45.210 31.315        5
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 33.254        1
 12/31/2004 33.254 37.180       14
 12/31/2005 37.180 37.094       17
 12/31/2006 37.094 43.057       18
 12/31/2007 43.057 43.871       17
 12/31/2008 43.871 30.339       14
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 33.254        0
 12/31/2004 33.254 37.180        0
 12/31/2005 37.180 37.094        0
 12/31/2006 37.094 43.057        0
 12/31/2007 43.057 43.871        0
 12/31/2008 43.871 30.339        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 33.999       11
 12/31/2004 33.999 38.070       11
 12/31/2005 38.070 38.039       10
 12/31/2006 38.039 44.220       11
 12/31/2007 44.220 45.125       15
 12/31/2008 45.125 31.253       10

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 32.766        0
 12/31/2004 32.766 36.597        1
 12/31/2005 36.597 36.477        1
 12/31/2006 36.477 42.298        2
 12/31/2007 42.298 43.055        3
 12/31/2008 43.055 29.745        4
Franklin Large Cap Growth Securities Fund
VMIV 1  1.49%
 12/31/1999    N/A 20.152     7520
 12/31/2000 20.152 20.997     7938
 12/31/2001 20.997 18.356     6822
 12/31/2002 18.356 13.936     5537
 12/31/2003 13.936 17.455     4892
 12/31/2004 17.455 18.611     4162
 12/31/2005 18.611 18.576     3193
 12/31/2006 18.576 20.347     2432
 12/31/2007 20.347 21.353     1852
 12/31/2008 21.353 13.802     1486
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A 20.705        0
 12/31/2001 20.705 18.046        0
 12/31/2002 18.046 13.659       27
 12/31/2003 13.659 17.058       41
 12/31/2004 17.058 18.133       47
 12/31/2005 18.133 18.045       41
 12/31/2006 18.045 19.706       38
 12/31/2007 19.706 20.618       36
 12/31/2008 20.618 13.287       27
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 18.252        0
 12/31/2002 18.252 13.843        0
 12/31/2003 13.843 17.322        0
 12/31/2004 17.322 18.450        1
 12/31/2005 18.450 18.397        1
 12/31/2006 18.397 20.131        0
 12/31/2007 20.131 21.105        0
 12/31/2008 21.105 13.628        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 17.944        0
 12/31/2002 17.944 13.569        2
 12/31/2003 13.569 16.928        3
 12/31/2004 16.928 17.976        3
 12/31/2005 17.976 17.871        2
 12/31/2006 17.871 19.497        2
 12/31/2007 19.497 20.378        2
 12/31/2008 20.378 13.120        2


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 16.721        1
 12/31/2004 16.721 17.728        7
 12/31/2005 17.728 17.596        7
 12/31/2006 17.596 19.167        4
 12/31/2007 19.167 20.001        3
 12/31/2008 20.001 12.856        3
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 16.721        0
 12/31/2004 16.721 17.728        0
 12/31/2005 17.728 17.596        0
 12/31/2006 17.596 19.167        0
 12/31/2007 19.167 20.001        0
 12/31/2008 20.001 12.856        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 16.915        1
 12/31/2004 16.915 17.961        2
 12/31/2005 17.961 17.854        3
 12/31/2006 17.854 19.476        4
 12/31/2007 19.476 20.355        4
 12/31/2008 20.355 13.103        4
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 16.593        3
 12/31/2004 16.593 17.575        4
 12/31/2005 17.575 17.427        4
 12/31/2006 17.427 18.963        4
 12/31/2007 18.963 19.769        4
 12/31/2008 19.769 12.694        3
Franklin Rising Dividends Securities Fund
VMIV 1  1.49%
 12/31/1999    N/A 18.712     4138
 12/31/2000 18.712 22.317     3128
 12/31/2001 22.317 25.041     3084
 12/31/2002 25.041 24.345     2853
 12/31/2003 24.345 29.952     2593
 12/31/2004 29.952 32.828     2321
 12/31/2005 32.828 33.534     1811
 12/31/2006 33.534 38.798     1391
 12/31/2007 38.798 37.298     1102
 12/31/2008 37.298 26.845      873

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A 21.732        0
 12/31/2001 21.732 24.312        0
 12/31/2002 24.312 23.566       40
 12/31/2003 23.566 28.906       96
 12/31/2004 28.906 31.586       97
 12/31/2005 31.586 32.170       83
 12/31/2006 32.170 37.108       78
 12/31/2007 37.108 35.566       68
 12/31/2008 35.566 25.522       59
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 24.796        0
 12/31/2002 24.796 24.083        0
 12/31/2003 24.083 29.601        1
 12/31/2004 29.601 32.410        1
 12/31/2005 32.410 33.074        1
 12/31/2006 33.074 38.228        1
 12/31/2007 38.228 36.713        0
 12/31/2008 36.713 26.398        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 24.073        0
 12/31/2002 24.073 23.311        8
 12/31/2003 23.311 28.565        9
 12/31/2004 28.565 31.182       10
 12/31/2005 31.182 31.727        9
 12/31/2006 31.727 36.560        8
 12/31/2007 36.560 35.006        9
 12/31/2008 35.006 25.095        7
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 28.023        1
 12/31/2004 28.023 30.541        4
 12/31/2005 30.541 31.025        5
 12/31/2006 31.025 35.695        3
 12/31/2007 35.695 34.122        2
 12/31/2008 34.122 24.422        2
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 28.023        0
 12/31/2004 28.023 30.541        0
 12/31/2005 30.541 31.025        0
 12/31/2006 31.025 35.695        0
 12/31/2007 35.695 34.122        0
 12/31/2008 34.122 24.422        0


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 28.529        1
 12/31/2004 28.529 31.140        5
 12/31/2005 31.140 31.680        5
 12/31/2006 31.680 36.503        5
 12/31/2007 36.503 34.948        5
 12/31/2008 34.948 25.050        4
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 27.691        2
 12/31/2004 27.691 30.149        7
 12/31/2005 30.149 30.596        8
 12/31/2006 30.596 35.166        8
 12/31/2007 35.166 33.583        8
 12/31/2008 33.583 24.012        7
Franklin Small Cap Value Securities Fund
VMIV 1  1.49%
 12/31/1999    N/A  7.724      603
 12/31/2000  7.724  9.530      867
 12/31/2001  9.530 10.722     1364
 12/31/2002 10.722  9.608     1326
 12/31/2003  9.608 12.539     1188
 12/31/2004 12.539 15.329     1042
 12/31/2005 15.329 16.460      733
 12/31/2006 16.460 19.024      547
 12/31/2007 19.024 18.340      386
 12/31/2008 18.340 12.129      285
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A  9.454        0
 12/31/2001  9.454 10.605        0
 12/31/2002 10.605  9.474       60
 12/31/2003  9.474 12.328      130
 12/31/2004 12.328 15.025      133
 12/31/2005 15.025 16.086      127
 12/31/2006 16.086 18.535      113
 12/31/2007 18.535 17.816       95
 12/31/2008 17.816 11.747       71
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.683        0
 12/31/2002 10.683  9.563        0
 12/31/2003  9.563 12.468        0
 12/31/2004 12.468 15.227        0
 12/31/2005 15.227 16.334        0
 12/31/2006 16.334 18.859        0
 12/31/2007 18.859 18.164        0
 12/31/2008 18.164 12.001        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.566        0
 12/31/2002 10.566  9.430       17
 12/31/2003  9.430 12.258       16
 12/31/2004 12.258 14.925       16
 12/31/2005 14.925 15.963       15
 12/31/2006 15.963 18.375       11
 12/31/2007 18.375 17.644        9
 12/31/2008 17.644 11.622        9
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.147        0
 12/31/2004 12.147 14.767        2
 12/31/2005 14.767 15.768        5
 12/31/2006 15.768 18.122        5
 12/31/2007 18.122 17.373        5
 12/31/2008 17.373 11.425        5
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.147        0
 12/31/2004 12.147 14.767        0
 12/31/2005 14.767 15.768        0
 12/31/2006 15.768 18.122        0
 12/31/2007 18.122 17.373        0
 12/31/2008 17.373 11.425        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.251        1
 12/31/2004 12.251 14.915        4
 12/31/2005 14.915 15.951        4
 12/31/2006 15.951 18.359        4
 12/31/2007 18.359 17.627        5
 12/31/2008 17.627 11.610        3
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.078        1
 12/31/2004 12.078 14.668        4
 12/31/2005 14.668 15.648        5
 12/31/2006 15.648 17.966        4
 12/31/2007 17.966 17.206        4
 12/31/2008 17.206 11.304        3


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
Franklin Small-Mid Cap Growth Securities Fund
VMIV 1  1.49%
 12/31/1999    N/A 28.247     5462
 12/31/2000 28.247 23.767     5728
 12/31/2001 23.767 19.898     5025
 12/31/2002 19.898 14.013     4620
 12/31/2003 14.013 18.998     4108
 12/31/2004 18.998 20.907     3499
 12/31/2005 20.907 21.646     2658
 12/31/2006 21.646 23.236     2069
 12/31/2007 23.236 25.525     1643
 12/31/2008 25.525 14.499     1301
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A 23.401        0
 12/31/2001 23.401 19.533        1
 12/31/2002 19.533 13.714       19
 12/31/2003 13.714 18.537       35
 12/31/2004 18.537 20.339       35
 12/31/2005 20.339 20.995       32
 12/31/2006 20.995 22.470       30
 12/31/2007 22.470 24.609       26
 12/31/2008 24.609 13.937       20
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 19.775        0
 12/31/2002 19.775 13.913        2
 12/31/2003 13.913 18.843        2
 12/31/2004 18.843 20.715        2
 12/31/2005 20.715 21.427        2
 12/31/2006 21.427 22.978        1
 12/31/2007 22.978 25.216        1
 12/31/2008 25.216 14.309        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 19.412        0
 12/31/2002 19.412 13.616       10
 12/31/2003 13.616 18.386       10
 12/31/2004 18.386 20.153        9
 12/31/2005 20.153 20.782        8
 12/31/2006 20.782 22.221        8
 12/31/2007 22.221 24.311        8
 12/31/2008 24.311 13.754        7
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 18.148        1
 12/31/2004 18.148 19.859        1
 12/31/2005 19.859 20.447        1
 12/31/2006 20.447 21.827        0
 12/31/2007 21.827 23.842        0
 12/31/2008 23.842 13.467        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 18.148        0
 12/31/2004 18.148 19.859        0
 12/31/2005 19.859 20.447        0
 12/31/2006 20.447 21.827        0
 12/31/2007 21.827 23.842        0
 12/31/2008 23.842 13.467        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 18.371        2
 12/31/2004 18.371 20.134        2
 12/31/2005 20.134 20.761        3
 12/31/2006 20.761 22.196        3
 12/31/2007 22.196 24.281        3
 12/31/2008 24.281 13.736        3
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 18.000        2
 12/31/2004 18.000 19.678        2
 12/31/2005 19.678 20.240        1
 12/31/2006 20.240 21.584        2
 12/31/2007 21.584 23.553        2
 12/31/2008 23.553 13.291        1
Franklin Templeton VIP Founding Funds Allocation Fund
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.242       15
 12/31/2008  9.242  5.839       41
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.228        4
 12/31/2008  9.228  5.813       10


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.237        0
 12/31/2008  9.237  5.830        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.224        0
 12/31/2008  9.224  5.804        1
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.216        0
 12/31/2008  9.216  5.790        0
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.216        0
 12/31/2008  9.216  5.790        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.223        0
 12/31/2008  9.223  5.803        1

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.212        0
 12/31/2008  9.212  5.782        0
Franklin U.S. Government Fund
VMIV 1  1.49%
 12/31/1999    N/A 18.394     3859
 12/31/2000 18.394 20.264     3294
 12/31/2001 20.264 21.483     3480
 12/31/2002 21.483 23.300     3527
 12/31/2003 23.300 23.514     2839
 12/31/2004 23.514 24.025     2260
 12/31/2005 24.025 24.297     1720
 12/31/2006 24.297 24.970     1401
 12/31/2007 24.970 26.284     1171
 12/31/2008 26.284 27.943      971
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A 19.562        0
 12/31/2001 19.562 20.676        1
 12/31/2002 20.676 22.358       63
 12/31/2003 22.358 22.496      118
 12/31/2004 22.496 22.915      111
 12/31/2005 22.915 23.106      102
 12/31/2006 23.106 23.675       91
 12/31/2007 23.675 24.845       85
 12/31/2008 24.845 26.334       82
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 21.212        0
 12/31/2002 21.212 22.982        1
 12/31/2003 22.982 23.170        0
 12/31/2004 23.170 23.650        0
 12/31/2005 23.650 23.894        1
 12/31/2006 23.894 24.532        1
 12/31/2007 24.532 25.796        2
 12/31/2008 25.796 27.397        2
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 20.414        0
 12/31/2002 20.414 22.052       19
 12/31/2003 22.052 22.166       22
 12/31/2004 22.166 22.557       21
 12/31/2005 22.557 22.722       22
 12/31/2006 22.722 23.258       20
 12/31/2007 23.258 24.383       18
 12/31/2008 24.383 25.818       22


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 21.648        6
 12/31/2004 21.648 21.994        1
 12/31/2005 21.994 22.120        2
 12/31/2006 22.120 22.606        2
 12/31/2007 22.606 23.661        2
 12/31/2008 23.661 25.014        1
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 21.648        0
 12/31/2004 21.648 21.994        0
 12/31/2005 21.994 22.120        0
 12/31/2006 22.120 22.606        0
 12/31/2007 22.606 23.661        0
 12/31/2008 23.661 25.014        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 22.133        1
 12/31/2004 22.133 22.521        4
 12/31/2005 22.521 22.684        4
 12/31/2006 22.684 23.217        5
 12/31/2007 23.217 24.337        3
 12/31/2008 24.337 25.767        4
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 21.330        2
 12/31/2004 21.330 21.650        4
 12/31/2005 21.650 21.752        5
 12/31/2006 21.752 22.208        4
 12/31/2007 22.208 23.221        4
 12/31/2008 23.221 24.524        4
Franklin Zero Coupon Fund 2010
VMIV 1  1.49%
 12/31/1999    N/A 23.929      667
 12/31/2000 23.929 27.989      575
 12/31/2001 27.989 29.123      462
 12/31/2002 29.123 34.460      488
 12/31/2003 34.460 35.170      416
 12/31/2004 35.170 36.283      319
 12/31/2005 36.283 36.297      263
 12/31/2006 36.297 36.732      225
 12/31/2007 36.732 39.305      191
 12/31/2008 39.305 41.625      153

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A 27.019        0
 12/31/2001 27.019 28.030        0
 12/31/2002 28.030 33.067        3
 12/31/2003 33.067 33.647       20
 12/31/2004 33.647 34.608       19
 12/31/2005 34.608 34.517       18
 12/31/2006 34.517 34.826       15
 12/31/2007 34.826 37.154       16
 12/31/2008 37.154 39.229       15
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 28.756        0
 12/31/2002 28.756 33.991        5
 12/31/2003 33.991 34.656        5
 12/31/2004 34.656 35.717        4
 12/31/2005 35.717 35.695        2
 12/31/2006 35.695 36.087        2
 12/31/2007 36.087 38.576        1
 12/31/2008 38.576 40.813        1
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 27.674        3
 12/31/2002 27.674 32.615        4
 12/31/2003 32.615 33.154        6
 12/31/2004 33.154 34.066        5
 12/31/2005 34.066 33.943        6
 12/31/2006 33.943 34.213        6
 12/31/2007 34.213 36.463        6
 12/31/2008 36.463 38.461        8
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 32.379        0
 12/31/2004 32.379 33.216        0
 12/31/2005 33.216 33.044        0
 12/31/2006 33.044 33.254        0
 12/31/2007 33.254 35.384        0
 12/31/2008 35.384 37.263        0
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 32.379        0
 12/31/2004 32.379 33.216        0
 12/31/2005 33.216 33.044        0
 12/31/2006 33.044 33.254        0
 12/31/2007 33.254 35.384        0
 12/31/2008 35.384 37.263        0


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 33.105        0
 12/31/2004 33.105 34.012        0
 12/31/2005 34.012 33.886        1
 12/31/2006 33.886 34.152        2
 12/31/2007 34.152 36.395        2
 12/31/2008 36.395 38.385        2
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 31.904        1
 12/31/2004 31.904 32.696        1
 12/31/2005 32.696 32.494        1
 12/31/2006 32.494 32.668        1
 12/31/2007 32.668 34.725        1
 12/31/2008 34.725 36.533        1
Mutual Global Discovery Securities Fund
VMIV 1  1.49%
 12/31/1999    N/A 13.662     7819
 12/31/2000 13.662 14.867     7118
 12/31/2001 14.867 14.703     6442
 12/31/2002 14.703 13.173     5488
 12/31/2003 13.173 16.767     4778
 12/31/2004 16.767 19.583     4065
 12/31/2005 19.583 22.435     3306
 12/31/2006 22.435 27.257     2750
 12/31/2007 27.257 30.121     2321
 12/31/2008 30.121 21.279     1853
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A 14.684        0
 12/31/2001 14.684 14.478        0
 12/31/2002 14.478 12.933       33
 12/31/2003 12.933 16.412       80
 12/31/2004 16.412 19.110       81
 12/31/2005 19.110 21.828       97
 12/31/2006 21.828 26.441      118
 12/31/2007 26.441 29.130      132
 12/31/2008 29.130 20.518       93
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 14.627        0
 12/31/2002 14.627 13.092        1
 12/31/2003 13.092 16.648        1
 12/31/2004 16.648 19.424        0
 12/31/2005 19.424 22.230        0
 12/31/2006 22.230 26.982        0
 12/31/2007 26.982 29.787        0
 12/31/2008 29.787 21.022        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 14.404        0
 12/31/2002 14.404 12.854       15
 12/31/2003 12.854 16.295       15
 12/31/2004 16.295 18.955       17
 12/31/2005 18.955 21.629       16
 12/31/2006 21.629 26.174       14
 12/31/2007 26.174 28.808       16
 12/31/2008 28.808 20.270       15
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 16.110        3
 12/31/2004 16.110 18.710        6
 12/31/2005 18.710 21.315        6
 12/31/2006 21.315 25.752        8
 12/31/2007 25.752 28.298       11
 12/31/2008 28.298 19.880       11
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 16.110        0
 12/31/2004 16.110 18.710        0
 12/31/2005 18.710 21.315        0
 12/31/2006 21.315 25.752        0
 12/31/2007 25.752 28.298        0
 12/31/2008 28.298 19.880        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 16.283        1
 12/31/2004 16.283 18.940        2
 12/31/2005 18.940 21.609        5
 12/31/2006 21.609 26.147        6
 12/31/2007 26.147 28.775       14
 12/31/2008 28.775 20.245        5
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 15.995        2
 12/31/2004 15.995 18.558        4
 12/31/2005 18.558 21.120        4
 12/31/2006 21.120 25.492        4
 12/31/2007 25.492 27.984        7
 12/31/2008 27.984 19.639        6


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
Mutual Shares Securities Fund
VMIV 1  1.49%
 12/31/1999    N/A 13.199    18925
 12/31/2000 13.199 14.776    15886
 12/31/2001 14.776 15.620    14838
 12/31/2002 15.620 13.609    12905
 12/31/2003 13.609 16.825    11299
 12/31/2004 16.825 18.710     9645
 12/31/2005 18.710 20.430     7646
 12/31/2006 20.430 23.885     6225
 12/31/2007 23.885 24.406     5002
 12/31/2008 24.406 15.164     3930
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A 14.593        0
 12/31/2001 14.593 15.380        4
 12/31/2002 15.380 13.361      104
 12/31/2003 13.361 16.468      210
 12/31/2004 16.468 18.259      184
 12/31/2005 18.259 19.877      184
 12/31/2006 19.877 23.170      189
 12/31/2007 23.170 23.603      185
 12/31/2008 23.603 14.621      157
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 15.539        0
 12/31/2002 15.539 13.526        1
 12/31/2003 13.526 16.705        1
 12/31/2004 16.705 18.558        1
 12/31/2005 18.558 20.244        0
 12/31/2006 20.244 23.644        0
 12/31/2007 23.644 24.135        0
 12/31/2008 24.135 14.980        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 15.302        0
 12/31/2002 15.302 13.279        6
 12/31/2003 13.279 16.351        8
 12/31/2004 16.351 18.111        8
 12/31/2005 18.111 19.697        8
 12/31/2006 19.697 22.936        7
 12/31/2007 22.936 23.342       14
 12/31/2008 23.342 14.444       13
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 16.165        2
 12/31/2004 16.165 17.876       11
 12/31/2005 17.876 19.410       15
 12/31/2006 19.410 22.567       21
 12/31/2007 22.567 22.929       20
 12/31/2008 22.929 14.166       18

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 16.165        0
 12/31/2004 16.165 17.876        0
 12/31/2005 17.876 19.410        0
 12/31/2006 19.410 22.567        0
 12/31/2007 22.567 22.929        0
 12/31/2008 22.929 14.166        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 16.339        3
 12/31/2004 16.339 18.096        3
 12/31/2005 18.096 19.678        4
 12/31/2006 19.678 22.913        5
 12/31/2007 22.913 23.316        5
 12/31/2008 23.316 14.427        5
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 16.050        4
 12/31/2004 16.050 17.731        6
 12/31/2005 17.731 19.233        5
 12/31/2006 19.233 22.339        5
 12/31/2007 22.339 22.675        5
 12/31/2008 22.675 13.995        5
OpCap Mid Cap Portfolio
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.003        6
 12/31/2007 10.003 10.567       14
 12/31/2008 10.567  6.072       29
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.983        0
 12/31/2007  9.983 10.514        1
 12/31/2008 10.514  6.023        2


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.996        0
 12/31/2007  9.996 10.549        0
 12/31/2008 10.549  6.056        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.976        0
 12/31/2007  9.976 10.497        0
 12/31/2008 10.497  6.007        0
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.966        0
 12/31/2007  9.966 10.468        0
 12/31/2008 10.468  5.982        0
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.966        0
 12/31/2007  9.966 10.468        0
 12/31/2008 10.468  5.982        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.976        0
 12/31/2007  9.976 10.495        0
 12/31/2008 10.495  6.006        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.959        0
 12/31/2007  9.959 10.451        0
 12/31/2008 10.451  5.966        0
Oppenheimer Global Securities Fund/VA
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  6.894       51
 12/31/2003  6.894  9.713      286
 12/31/2004  9.713 11.403      180
 12/31/2005 11.403 12.842      324
 12/31/2006 12.842 14.892       95
 12/31/2007 14.892 15.597      175
 12/31/2008 15.597  9.191      103
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  6.834       35
 12/31/2003  6.834  9.600       68
 12/31/2004  9.600 11.236       58
 12/31/2005 11.236 12.616      147
 12/31/2006 12.616 14.586       51
 12/31/2007 14.586 15.231      101
 12/31/2008 15.231  8.948       35
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  6.874        0
 12/31/2003  6.874  9.676        0
 12/31/2004  9.676 11.347        0
 12/31/2005 11.347 12.767        0
 12/31/2006 12.767 14.789        0
 12/31/2007 14.789 15.474        0
 12/31/2008 15.474  9.109        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  6.814        7
 12/31/2003  6.814  9.562        1
 12/31/2004  9.562 11.181        1
 12/31/2005 11.181 12.542        1
 12/31/2006 12.542 14.485        1
 12/31/2007 14.485 15.111        1
 12/31/2008 15.111  8.868        1


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.503        5
 12/31/2004  9.503 11.093        1
 12/31/2005 11.093 12.424        1
 12/31/2006 12.424 14.326        1
 12/31/2007 14.326 14.920        1
 12/31/2008 14.920  8.743        1
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.503        0
 12/31/2004  9.503 11.093        0
 12/31/2005 11.093 12.424        0
 12/31/2006 12.424 14.326        0
 12/31/2007 14.326 14.920        0
 12/31/2008 14.920  8.743        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.559        2
 12/31/2004  9.559 11.175        5
 12/31/2005 11.175 12.535        5
 12/31/2006 12.535 14.475        5
 12/31/2007 14.475 15.099        4
 12/31/2008 15.099  8.860        4
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  9.466        6
 12/31/2004  9.466 11.039        9
 12/31/2005 11.039 12.350        9
 12/31/2006 12.350 14.227        8
 12/31/2007 14.227 14.803        8
 12/31/2008 14.803  8.665        5
Oppenheimer High Income Fund/VA
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  9.199      232
 12/31/2003  9.199 11.234     1321
 12/31/2004 11.234 12.059      263
 12/31/2005 12.059 12.156       33
 12/31/2006 12.156 13.106      197
 12/31/2007 13.106 12.898       26
 12/31/2008 12.898  2.710       23

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  9.118        2
 12/31/2003  9.118 11.102      428
 12/31/2004 11.102 11.883       58
 12/31/2005 11.883 11.943       10
 12/31/2006 11.943 12.837       96
 12/31/2007 12.837 12.595        8
 12/31/2008 12.595  2.639        6
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  9.172        0
 12/31/2003  9.172 11.190        0
 12/31/2004 11.190 12.000        0
 12/31/2005 12.000 12.085        0
 12/31/2006 12.085 13.015        1
 12/31/2007 13.015 12.796        1
 12/31/2008 12.796  2.686        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  9.092        0
 12/31/2003  9.092 11.059        2
 12/31/2004 11.059 11.824        2
 12/31/2005 11.824 11.872        2
 12/31/2006 11.872 12.748        2
 12/31/2007 12.748 12.495        2
 12/31/2008 12.495  2.615        2
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.990        0
 12/31/2004 10.990 11.732        3
 12/31/2005 11.732 11.760        3
 12/31/2006 11.760 12.608        3
 12/31/2007 12.608 12.338        3
 12/31/2008 12.338  2.578        3
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.990        0
 12/31/2004 10.990 11.732        0
 12/31/2005 11.732 11.760        0
 12/31/2006 11.760 12.608        0
 12/31/2007 12.608 12.338        0
 12/31/2008 12.338  2.578        0


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 11.055        1
 12/31/2004 11.055 11.819        2
 12/31/2005 11.819 11.865        2
 12/31/2006 11.865 12.739        2
 12/31/2007 12.739 12.486        1
 12/31/2008 12.486  2.613        3
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.947        0
 12/31/2004 10.947 11.674        1
 12/31/2005 11.674 11.691        1
 12/31/2006 11.691 12.521        1
 12/31/2007 12.521 12.241        1
 12/31/2008 12.241  2.555        1
Oppenheimer Main Street Fund/VA
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  6.664       87
 12/31/2003  6.664  8.320      172
 12/31/2004  8.320  8.972      164
 12/31/2005  8.972  9.368      130
 12/31/2006  9.368 10.616       94
 12/31/2007 10.616 10.921       78
 12/31/2008 10.921  6.620       51
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  6.606       25
 12/31/2003  6.606  8.223       83
 12/31/2004  8.223  8.840       87
 12/31/2005  8.840  9.203       73
 12/31/2006  9.203 10.398       68
 12/31/2007 10.398 10.665       61
 12/31/2008 10.665  6.445       51
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  6.645        0
 12/31/2003  6.645  8.287        0
 12/31/2004  8.287  8.928        0
 12/31/2005  8.928  9.312        0
 12/31/2006  9.312 10.543        1
 12/31/2007 10.543 10.835        1
 12/31/2008 10.835  6.561        1

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  6.587        1
 12/31/2003  6.587  8.190        4
 12/31/2004  8.190  8.797        4
 12/31/2005  8.797  9.149        2
 12/31/2006  9.149 10.327        2
 12/31/2007 10.327 10.580        2
 12/31/2008 10.580  6.388        2
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.139        9
 12/31/2004  8.139  8.728        6
 12/31/2005  8.728  9.062        6
 12/31/2006  9.062 10.213        6
 12/31/2007 10.213 10.447        6
 12/31/2008 10.447  6.297        4
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.139        0
 12/31/2004  8.139  8.728        0
 12/31/2005  8.728  9.062        0
 12/31/2006  9.062 10.213        0
 12/31/2007 10.213 10.447        0
 12/31/2008 10.447  6.297        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.187        3
 12/31/2004  8.187  8.793        8
 12/31/2005  8.793  9.143        7
 12/31/2006  9.143 10.319        7
 12/31/2007 10.319 10.572        7
 12/31/2008 10.572  6.382        5
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  8.107        5
 12/31/2004  8.107  8.685       11
 12/31/2005  8.685  9.009        7
 12/31/2006  9.009 10.143        7
 12/31/2007 10.143 10.365        6
 12/31/2008 10.365  6.241        4


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
PIMCO VIT All Asset Portfolio
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.871       99
 12/31/2005 11.871 12.424      215
 12/31/2006 12.424 12.811      150
 12/31/2007 12.811 13.672      122
 12/31/2008 13.672 11.335      111
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.847        3
 12/31/2005 11.847 12.362        7
 12/31/2006 12.362 12.709        5
 12/31/2007 12.709 13.522        2
 12/31/2008 13.522 11.177       12
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.863        0
 12/31/2005 11.863 12.403        0
 12/31/2006 12.403 12.777        0
 12/31/2007 12.777 13.622        0
 12/31/2008 13.622 11.282        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.839        0
 12/31/2005 11.839 12.341        0
 12/31/2006 12.341 12.675        0
 12/31/2007 12.675 13.472        0
 12/31/2008 13.472 11.125        5
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.826        0
 12/31/2005 11.826 12.309        0
 12/31/2006 12.309 12.621        0
 12/31/2007 12.621 13.393        0
 12/31/2008 13.393 11.042        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.826        0
 12/31/2005 11.826 12.309        0
 12/31/2006 12.309 12.621        0
 12/31/2007 12.621 13.393        0
 12/31/2008 13.393 11.042        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.838        1
 12/31/2005 11.838 12.339        2
 12/31/2006 12.339 12.672        2
 12/31/2007 12.672 13.467        1
 12/31/2008 13.467 11.120        1
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.818        3
 12/31/2005 11.818 12.288        4
 12/31/2006 12.288 12.588        4
 12/31/2007 12.588 13.344        2
 12/31/2008 13.344 10.991        2
PIMCO VIT CommodityRealReturn Strategy Portfolio
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.030       38
 12/31/2006 11.030 10.530       73
 12/31/2007 10.530 12.785       62
 12/31/2008 12.785  7.080       97
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.008        6
 12/31/2006 11.008 10.478        8
 12/31/2007 10.478 12.683        4
 12/31/2008 12.683  7.002        9


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.022        0
 12/31/2006 11.022 10.513        0
 12/31/2007 10.513 12.751        0
 12/31/2008 12.751  7.054        1
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.000        1
 12/31/2006 11.000 10.460        1
 12/31/2007 10.460 12.649        1
 12/31/2008 12.649  6.976        1
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.988        0
 12/31/2006 10.988 10.433        0
 12/31/2007 10.433 12.595        0
 12/31/2008 12.595  6.935        0
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.988        0
 12/31/2006 10.988 10.433        0
 12/31/2007 10.433 12.595        0
 12/31/2008 12.595  6.935        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.000        1
 12/31/2006 11.000 10.459        0
 12/31/2007 10.459 12.645        1
 12/31/2008 12.645  6.974        2

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.981        0
 12/31/2006 10.981 10.415        0
 12/31/2007 10.415 12.561        1
 12/31/2008 12.561  6.910        3
PIMCO VIT Emerging Markets Bond Portfolio
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.921       18
 12/31/2006 10.921 11.758       27
 12/31/2007 11.758 12.257       28
 12/31/2008 12.257 10.313       30
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.899        1
 12/31/2006 10.899 11.699        8
 12/31/2007 11.699 12.159        6
 12/31/2008 12.159 10.200        5
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.914        0
 12/31/2006 10.914 11.738        0
 12/31/2007 11.738 12.225        0
 12/31/2008 12.225 10.275        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.892        0
 12/31/2006 10.892 11.680        0
 12/31/2007 11.680 12.127        0
 12/31/2008 12.127 10.163        0


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.880        0
 12/31/2006 10.880 11.649        0
 12/31/2007 11.649 12.075        0
 12/31/2008 12.075 10.103        0
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.880        0
 12/31/2006 10.880 11.649        0
 12/31/2007 11.649 12.075        0
 12/31/2008 12.075 10.103        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.891        0
 12/31/2006 10.891 11.678        0
 12/31/2007 11.678 12.124        0
 12/31/2008 12.124 10.159        0
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.873        0
 12/31/2006 10.873 11.629        1
 12/31/2007 11.629 12.043        1
 12/31/2008 12.043 10.066        1
PIMCO VIT Global Bond Portfolio (Unhedged)
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.343       57
 12/31/2006  9.343  9.633       77
 12/31/2007  9.633 10.415      147
 12/31/2008 10.415 10.174       56

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.324        0
 12/31/2006  9.324  9.585        2
 12/31/2007  9.585 10.332       62
 12/31/2008 10.332 10.062        5
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.337        0
 12/31/2006  9.337  9.617        0
 12/31/2007  9.617 10.387        0
 12/31/2008 10.387 10.137        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.318        0
 12/31/2006  9.318  9.569        0
 12/31/2007  9.569 10.304        2
 12/31/2008 10.304 10.025        2
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.308        0
 12/31/2006  9.308  9.544        0
 12/31/2007  9.544 10.260        0
 12/31/2008 10.260  9.967        0
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.308        0
 12/31/2006  9.308  9.544        0
 12/31/2007  9.544 10.260        0
 12/31/2008 10.260  9.967        0


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.318        0
 12/31/2006  9.318  9.568        0
 12/31/2007  9.568 10.302        0
 12/31/2008 10.302 10.022        0
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.302        0
 12/31/2006  9.302  9.528        0
 12/31/2007  9.528 10.233        0
 12/31/2008 10.233  9.930        0
PIMCO VIT High Yield Portfolio
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.923      103
 12/31/2002  9.923  9.658      766
 12/31/2003  9.658 11.695      475
 12/31/2004 11.695 12.624      849
 12/31/2005 12.624 12.951      404
 12/31/2006 12.951 13.921      236
 12/31/2007 13.921 14.196      190
 12/31/2008 14.196 10.693      168
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.867        0
 12/31/2002  9.867  9.574       17
 12/31/2003  9.574 11.559       72
 12/31/2004 11.559 12.439      478
 12/31/2005 12.439 12.723      282
 12/31/2006 12.723 13.635       48
 12/31/2007 13.635 13.862       66
 12/31/2008 13.862 10.411       57
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.904        0
 12/31/2002  9.904  9.630        0
 12/31/2003  9.630 11.649        0
 12/31/2004 11.649 12.562        0
 12/31/2005 12.562 12.874        0
 12/31/2006 12.874 13.825        0
 12/31/2007 13.825 14.084        0
 12/31/2008 14.084 10.598        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.848        0
 12/31/2002  9.848  9.546       15
 12/31/2003  9.546 11.513       15
 12/31/2004 11.513 12.378       19
 12/31/2005 12.378 12.648       18
 12/31/2006 12.648 13.541        9
 12/31/2007 13.541 13.753        7
 12/31/2008 13.753 10.318        6
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 11.027        0
 12/31/2004 11.027 11.835        2
 12/31/2005 11.835 12.074        2
 12/31/2006 12.074 12.907        2
 12/31/2007 12.907 13.088        2
 12/31/2008 13.088  9.803        2
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 11.027        0
 12/31/2004 11.027 11.835        0
 12/31/2005 11.835 12.074        0
 12/31/2006 12.074 12.907        0
 12/31/2007 12.907 13.088        1
 12/31/2008 13.088  9.803        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 11.092        1
 12/31/2004 11.092 11.923       52
 12/31/2005 11.923 12.182       47
 12/31/2006 12.182 13.042        2
 12/31/2007 13.042 13.244       11
 12/31/2008 13.244  9.935        2
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.984        2
 12/31/2004 10.984 11.777        4
 12/31/2005 11.777 12.003        4
 12/31/2006 12.003 12.818        4
 12/31/2007 12.818 12.984        4
 12/31/2008 12.984  9.716        3


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
PIMCO VIT Real Return Portfolio
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.510       52
 12/31/2004 10.510 11.277      283
 12/31/2005 11.277 11.344      308
 12/31/2006 11.344 11.257      210
 12/31/2007 11.257 12.272      161
 12/31/2008 12.272 11.238      247
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.489       53
 12/31/2004 10.489 11.221       68
 12/31/2005 11.221 11.254       73
 12/31/2006 11.254 11.134       64
 12/31/2007 11.134 12.101       48
 12/31/2008 12.101 11.048       67
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.503        0
 12/31/2004 10.503 11.259        0
 12/31/2005 11.259 11.314        0
 12/31/2006 11.314 11.216        0
 12/31/2007 11.216 12.215        0
 12/31/2008 12.215 11.174        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.482        0
 12/31/2004 10.482 11.202        0
 12/31/2005 11.202 11.224        0
 12/31/2006 11.224 11.093        0
 12/31/2007 11.093 12.045        0
 12/31/2008 12.045 10.985        1
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.470        1
 12/31/2004 10.470 11.172        2
 12/31/2005 11.172 11.176        2
 12/31/2006 11.176 11.028        2
 12/31/2007 11.028 11.955        2
 12/31/2008 11.955 10.886        1

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.470        0
 12/31/2004 10.470 11.172        0
 12/31/2005 11.172 11.176        0
 12/31/2006 11.176 11.028        0
 12/31/2007 11.028 11.955        0
 12/31/2008 11.955 10.886        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.481        1
 12/31/2004 10.481 11.200        3
 12/31/2005 11.200 11.221        4
 12/31/2006 11.221 11.089        3
 12/31/2007 11.089 12.039        3
 12/31/2008 12.039 10.979        3
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.463        2
 12/31/2004 10.463 11.153        3
 12/31/2005 11.153 11.146        5
 12/31/2006 11.146 10.987        3
 12/31/2007 10.987 11.900        2
 12/31/2008 11.900 10.824        4
PIMCO VIT Total Return Portfolio
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 11.699      159
 12/31/2002 11.699 12.572      968
 12/31/2003 12.572 13.011     1119
 12/31/2004 13.011 13.446      965
 12/31/2005 13.446 13.572      925
 12/31/2006 13.572 13.887      844
 12/31/2007 13.887 14.879      723
 12/31/2008 14.879 15.362      605
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 11.632        0
 12/31/2002 11.632 12.463      123
 12/31/2003 12.463 12.859      217
 12/31/2004 12.859 13.248      208
 12/31/2005 13.248 13.333      208
 12/31/2006 13.333 13.602      214
 12/31/2007 13.602 14.530      188
 12/31/2008 14.530 14.956      180


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 11.677        0
 12/31/2002 11.677 12.536        1
 12/31/2003 12.536 12.961        1
 12/31/2004 12.961 13.380        1
 12/31/2005 13.380 13.492        1
 12/31/2006 13.492 13.791        1
 12/31/2007 13.791 14.762        1
 12/31/2008 14.762 15.226        2
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 11.610        0
 12/31/2002 11.610 12.427       27
 12/31/2003 12.427 12.809       31
 12/31/2004 12.809 13.183       32
 12/31/2005 13.183 13.255       32
 12/31/2006 13.255 13.508       31
 12/31/2007 13.508 14.415       33
 12/31/2008 14.415 14.824       31
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.395        4
 12/31/2004 12.395 12.737        2
 12/31/2005 12.737 12.785        3
 12/31/2006 12.785 13.009        3
 12/31/2007 13.009 13.860        3
 12/31/2008 13.860 14.230        3
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.395        0
 12/31/2004 12.395 12.737        0
 12/31/2005 12.737 12.785        0
 12/31/2006 12.785 13.009        0
 12/31/2007 13.009 13.860        0
 12/31/2008 13.860 14.230        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.468        5
 12/31/2004 12.468 12.831        7
 12/31/2005 12.831 12.899        8
 12/31/2006 12.899 13.145        8
 12/31/2007 13.145 14.026        6
 12/31/2008 14.026 14.422        2

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.347        3
 12/31/2004 12.347 12.674        5
 12/31/2005 12.674 12.710        6
 12/31/2006 12.710 12.919        6
 12/31/2007 12.919 13.751        6
 12/31/2008 13.751 14.104        8
Seligman Smaller-Cap Value Portfolio
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A 13.861       59
 12/31/2003 13.861 20.475      108
 12/31/2004 20.475 24.196       77
 12/31/2005 24.196 22.891       55
 12/31/2006 22.891 27.345       37
 12/31/2007 27.345 28.055       24
 12/31/2008 28.055 16.712       20
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A 13.740       26
 12/31/2003 13.740 20.236       47
 12/31/2004 20.236 23.842       43
 12/31/2005 23.842 22.488       35
 12/31/2006 22.488 26.784       26
 12/31/2007 26.784 27.396       21
 12/31/2008 27.396 16.271       19
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A 13.820        0
 12/31/2003 13.820 20.395        0
 12/31/2004 20.395 24.078        0
 12/31/2005 24.078 22.756        0
 12/31/2006 22.756 27.157        0
 12/31/2007 27.157 27.834        0
 12/31/2008 27.834 16.564        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A 13.700        1
 12/31/2003 13.700 20.157        4
 12/31/2004 20.157 23.725        4
 12/31/2005 23.725 22.356        3
 12/31/2006 22.356 26.599        3
 12/31/2007 26.599 27.180        3
 12/31/2008 27.180 16.126        2


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 20.031        3
 12/31/2004 20.031 23.539        0
 12/31/2005 23.539 22.145        0
 12/31/2006 22.145 26.307        0
 12/31/2007 26.307 26.838        0
 12/31/2008 26.838 15.898        0
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 20.031        0
 12/31/2004 20.031 23.539        0
 12/31/2005 23.539 22.145        0
 12/31/2006 22.145 26.307        0
 12/31/2007 26.307 26.838        0
 12/31/2008 26.838 15.898        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 20.149        2
 12/31/2004 20.149 23.713        3
 12/31/2005 23.713 22.342        3
 12/31/2006 22.342 26.581        3
 12/31/2007 26.581 27.158        3
 12/31/2008 27.158 16.112        2
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 19.953        1
 12/31/2004 19.953 23.423        3
 12/31/2005 23.423 22.014        2
 12/31/2006 22.014 26.125        2
 12/31/2007 26.125 26.626        2
 12/31/2008 26.626 15.756        1
SP International Growth Portfolio
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A  8.485        0
 12/31/2001  8.485  5.356       23
 12/31/2002  5.356  4.072       95
 12/31/2003  4.072  5.582      125
 12/31/2004  5.582  6.385       47
 12/31/2005  6.385  7.285       22
 12/31/2006  7.285  8.625       27
 12/31/2007  8.625 10.122       31
 12/31/2008 10.122  4.938       16

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A  8.484        0
 12/31/2001  8.484  5.339        1
 12/31/2002  5.339  4.047        6
 12/31/2003  4.047  5.531       19
 12/31/2004  5.531  6.308       10
 12/31/2005  6.308  7.175        9
 12/31/2006  7.175  8.470        8
 12/31/2007  8.470  9.910        7
 12/31/2008  9.910  4.820        7
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  5.350        0
 12/31/2002  5.350  4.063        0
 12/31/2003  4.063  5.565        0
 12/31/2004  5.565  6.360        0
 12/31/2005  6.360  7.248        0
 12/31/2006  7.248  8.573        0
 12/31/2007  8.573 10.051        0
 12/31/2008 10.051  4.898        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  5.334        0
 12/31/2002  5.334  4.039        1
 12/31/2003  4.039  5.514        2
 12/31/2004  5.514  6.283        1
 12/31/2005  6.283  7.139        1
 12/31/2006  7.139  8.419        0
 12/31/2007  8.419  9.841        0
 12/31/2008  9.841  4.781        0
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  5.487        2
 12/31/2004  5.487  6.242        0
 12/31/2005  6.242  7.082        0
 12/31/2006  7.082  8.338        0
 12/31/2007  8.338  9.730        0
 12/31/2008  9.730  4.720        0
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  5.487        0
 12/31/2004  5.487  6.242        0
 12/31/2005  6.242  7.082        0
 12/31/2006  7.082  8.338        0
 12/31/2007  8.338  9.730        0
 12/31/2008  9.730  4.720        0


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  5.512        0
 12/31/2004  5.512  6.280        0
 12/31/2005  6.280  7.136        0
 12/31/2006  7.136  8.414        0
 12/31/2007  8.414  9.834        0
 12/31/2008  9.834  4.777        0
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  5.470        2
 12/31/2004  5.470  6.217        1
 12/31/2005  6.217  7.046        1
 12/31/2006  7.046  8.288        1
 12/31/2007  8.288  9.662        1
 12/31/2008  9.662  4.682        1
SP Strategic Partners Focused Growth Portfolio
VMIV 1  1.49%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A  7.949        0
 12/31/2001  7.949  6.599       46
 12/31/2002  6.599  4.842       55
 12/31/2003  4.842  5.985       43
 12/31/2004  5.985  6.480       86
 12/31/2005  6.480  7.331       48
 12/31/2006  7.331  7.143       28
 12/31/2007  7.143  8.069       14
 12/31/2008  8.069  4.886       13
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A  7.948        0
 12/31/2001  7.948  6.579        0
 12/31/2002  6.579  4.813        3
 12/31/2003  4.813  5.930        5
 12/31/2004  5.930  6.402        6
 12/31/2005  6.402  7.221        7
 12/31/2006  7.221  7.014        7
 12/31/2007  7.014  7.900        4
 12/31/2008  7.900  4.769        3
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  6.592        0
 12/31/2002  6.592  4.832        0
 12/31/2003  4.832  5.967        0
 12/31/2004  5.967  6.454        0
 12/31/2005  6.454  7.294        0
 12/31/2006  7.294  7.100        0
 12/31/2007  7.100  8.013        0
 12/31/2008  8.013  4.846        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  6.572        0
 12/31/2002  6.572  4.803        0
 12/31/2003  4.803  5.912        0
 12/31/2004  5.912  6.376        0
 12/31/2005  6.376  7.185        0
 12/31/2006  7.185  6.972        0
 12/31/2007  6.972  7.845        0
 12/31/2008  7.845  4.731        0
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  5.884        0
 12/31/2004  5.884  6.335        0
 12/31/2005  6.335  7.127        0
 12/31/2006  7.127  6.905        0
 12/31/2007  6.905  7.757        0
 12/31/2008  7.757  4.670        0
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  5.884        0
 12/31/2004  5.884  6.335        0
 12/31/2005  6.335  7.127        0
 12/31/2006  7.127  6.905        0
 12/31/2007  6.905  7.757        0
 12/31/2008  7.757  4.670        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  5.911        0
 12/31/2004  5.911  6.373        1
 12/31/2005  6.373  7.181        1
 12/31/2006  7.181  6.968        1
 12/31/2007  6.968  7.839        0
 12/31/2008  7.839  4.727        0
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A  5.866        0
 12/31/2004  5.866  6.309        0
 12/31/2005  6.309  7.091        1
 12/31/2006  7.091  6.863        1
 12/31/2007  6.863  7.702        1
 12/31/2008  7.702  4.633        1


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
Templeton Foreign Securities Fund
VMIV 1  1.49%
 12/31/1999    N/A 22.858     4165
 12/31/2000 22.858 21.413     4027
 12/31/2001 21.413 17.772     3729
 12/31/2002 17.772 14.287     3556
 12/31/2003 14.287 18.657     3195
 12/31/2004 18.657 21.849     2838
 12/31/2005 21.849 23.782     2334
 12/31/2006 23.782 28.515     1904
 12/31/2007 28.515 32.527     1552
 12/31/2008 32.527 19.151     1093
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A 20.852        0
 12/31/2001 20.852 17.255        1
 12/31/2002 17.255 13.829       27
 12/31/2003 13.829 18.006       46
 12/31/2004 18.006 21.023       42
 12/31/2005 21.023 22.814       43
 12/31/2006 22.814 27.273       45
 12/31/2007 27.273 31.016       36
 12/31/2008 31.016 18.207       31
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 17.599        0
 12/31/2002 17.599 14.133        0
 12/31/2003 14.133 18.438        0
 12/31/2004 18.438 21.571        0
 12/31/2005 21.571 23.456        0
 12/31/2006 23.456 28.096        0
 12/31/2007 28.096 32.016        1
 12/31/2008 32.016 18.832        1
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 17.085        0
 12/31/2002 17.085 13.680        0
 12/31/2003 13.680 17.793        1
 12/31/2004 17.793 20.754        1
 12/31/2005 20.754 22.500        1
 12/31/2006 22.500 26.871        2
 12/31/2007 26.871 30.528        1
 12/31/2008 30.528 17.902        1
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 17.456        0
 12/31/2004 17.456 20.328        0
 12/31/2005 20.328 22.003        1
 12/31/2006 22.003 26.235        6
 12/31/2007 26.235 29.757        6
 12/31/2008 29.757 17.423        5

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 17.456        0
 12/31/2004 17.456 20.328        0
 12/31/2005 20.328 22.003        0
 12/31/2006 22.003 26.235        0
 12/31/2007 26.235 29.757        0
 12/31/2008 29.757 17.423        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 17.771        0
 12/31/2004 17.771 20.726        1
 12/31/2005 20.726 22.467        1
 12/31/2006 22.467 26.829        1
 12/31/2007 26.829 30.477        0
 12/31/2008 30.477 17.871        0
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 17.248        0
 12/31/2004 17.248 20.066        4
 12/31/2005 20.066 21.698        6
 12/31/2006 21.698 25.846        6
 12/31/2007 25.846 29.286        6
 12/31/2008 29.286 17.130        6
Templeton Global Bond Securities Fund
VMIV 1  1.49%
 12/31/1999    N/A 16.472      658
 12/31/2000 16.472 16.929      522
 12/31/2001 16.929 17.102      590
 12/31/2002 17.102 20.462      382
 12/31/2003 20.462 24.739      311
 12/31/2004 24.739 28.050      266
 12/31/2005 28.050 26.831      202
 12/31/2006 26.831 29.909      154
 12/31/2007 29.909 32.786      147
 12/31/2008 32.786 34.387      138
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 31.656        5
 12/31/2008 31.656 33.102       12


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 32.834        0
 12/31/2008 32.834 34.403        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 31.083        3
 12/31/2008 31.083 32.471        3
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 30.188        0
 12/31/2008 30.188 31.485        0
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 30.188        0
 12/31/2008 30.188 31.485        0
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 31.026        0
 12/31/2008 31.026 32.408        1

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 29.641        0
 12/31/2008 29.641 30.884        2
Templeton Growth Securities Fund
VMIV 1  1.49%
 12/31/1999    N/A 19.364     9009
 12/31/2000 19.364 19.410     8239
 12/31/2001 19.410 18.933     7387
 12/31/2002 18.933 15.236     6416
 12/31/2003 15.236 19.907     5661
 12/31/2004 19.907 22.798     4856
 12/31/2005 22.798 24.496     3936
 12/31/2006 24.496 29.494     3150
 12/31/2007 29.494 29.797     2549
 12/31/2008 29.797 16.987     2051
VMIV 2  1.79%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A 19.018        0
 12/31/2001 19.018 18.495        1
 12/31/2002 18.495 14.839       57
 12/31/2003 14.839 19.330       88
 12/31/2004 19.330 22.071       69
 12/31/2005 22.071 23.644       62
 12/31/2006 23.644 28.382       55
 12/31/2007 28.382 28.588       55
 12/31/2008 28.588 16.248       41
VMIV 3  1.59%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 18.786        0
 12/31/2002 18.786 15.102        0
 12/31/2003 15.102 19.713        0
 12/31/2004 19.713 22.553        0
 12/31/2005 22.553 24.209        0
 12/31/2006 24.209 29.118        0
 12/31/2007 29.118 29.388        0
 12/31/2008 29.388 16.737        0
VMIV 4  1.89%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 18.351        0
 12/31/2002 18.351 14.709       10
 12/31/2003 14.709 19.141       10
 12/31/2004 19.141 21.833        9
 12/31/2005 21.833 23.366        8
 12/31/2006 23.366 28.021        8
 12/31/2007 28.021 28.196        8
 12/31/2008 28.196 16.010        7


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 6  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 18.843        0
 12/31/2004 18.843 21.459        3
 12/31/2005 21.459 22.929        7
 12/31/2006 22.929 27.453       14
 12/31/2007 27.453 27.580       13
 12/31/2008 27.580 15.635       11
VMIV 7  2.05%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 18.843        0
 12/31/2004 18.843 21.459        0
 12/31/2005 21.459 22.929        0
 12/31/2006 22.929 27.453        0
 12/31/2007 27.453 27.580        0
 12/31/2008 27.580 15.635        0

                                  Number of
                 AUV       AUV    Accumulation
          Period at        at     Units
          or     Beginn-   End    Outstanding
 Benefit  Year   ing of    of     at End of
 Option * Ended  of Period Period Period
--------- ------ --------- ------ ------------
----------------------------------------------
Investment Option
----------------------------------------------
VMIV 8  1.90%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 19.123        1
 12/31/2004 19.123 21.810        2
 12/31/2005 21.810 23.339        3
 12/31/2006 23.339 27.986        3
 12/31/2007 27.986 28.157        3
 12/31/2008 28.157 15.986        3
VMIV 9  2.15%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 18.660        0
 12/31/2004 18.660 21.228        2
 12/31/2005 21.228 22.660        3
 12/31/2006 22.660 27.104        6
 12/31/2007 27.104 27.202        6
 12/31/2008 27.202 15.405        6


      The Valuemark[{R}] IV Variable Annuity Contract SAI - April 27, 2009,
                           as revised October 26, 2009